                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07076

                           Wilshire Mutual Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  David Lebisky
                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-382-8667

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

[GRAPHIC OMITTED]

                        Quarterly Statements of Invesments

                                  (Unaudited)

                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                    DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

                               September 30, 2005
                            ----------------------
                             www.wilshirefunds.com

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
COMMON STOCK - 99.8%
Consumer Discretionary - 14.4%
     35,633     7-Eleven, Inc.* .................... $    1,268,891
     26,800     Abercrombie & Fitch Co.,
                Class A ............................      1,335,980
     86,856     American Eagle Outfitters ..........      2,043,722
     20,200     Autoliv, Inc. ......................        878,700
     29,100     Autonation, Inc.* ..................        581,127
      3,500     Autozone, Inc.* ....................        291,375
      7,200     Barnes & Noble, Inc.* ..............        271,440
     15,525     Bebe Stores, Inc. ..................        271,687
      7,600     Bed Bath & Beyond, Inc.* ...........        305,368
      8,400     Best Buy Co., Inc. .................        365,652
     27,200     Brinker International, Inc.* .......      1,021,632
      6,800     Chico's FAS, Inc.* .................        250,240
     12,200     Choice Hotels International,
                Inc.* ..............................        788,608
    103,166     Circuit City Stores, Inc. ..........      1,770,329
     65,800     Coach, Inc.* .......................      2,063,488
     31,000     Comcast Corp., Class A* ............        910,780
     39,300     Darden Restaurants, Inc. ...........      1,193,541
      8,308     Eastman Kodak Co. ..................        202,134
    210,374     eBay, Inc.* ........................      8,667,409
      3,139     Getty Images, Inc.* ................        270,080
    186,349     Goodyear Tire & Rubber Co.
                (The)* .............................      2,905,181
      3,528     Harley-Davidson, Inc. ..............        170,896
     15,500     Home Depot, Inc. ...................        591,170
      9,987     Hovnanian Enterprises, Inc.,
                Class A* ...........................        511,334
    250,000     International Game
                Technology .........................      6,750,000
     47,799     Interpublic Group of
                Companies, Inc.* ...................        556,380
      6,400     Johnson Controls, Inc. .............        397,120
     34,113     Laidlaw International, Inc.* .......        824,511
      2,723     Lowe's Cos., Inc. ..................        175,361
     13,300     Men's Wearhouse, Inc.* .............        355,110
    189,500     MGM Mirage* ........................      8,294,415
     26,000     Nordstrom, Inc. ....................        892,320

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        890     NVR, Inc.* ......................... $      787,606
     39,007     Office Depot, Inc.* ................      1,158,508
      7,613     Penn National Gaming,
                Inc.* ..............................        236,840
     12,600     Polaris Industries, Inc. ...........        624,330
     11,971     RadioShack Corp. ...................        296,881
     29,100     Rite Aid Corp.* ....................        112,908
      1,100     Ryland Group, Inc. (The) ...........         75,262
     18,400     Saks, Inc.* ........................        340,400
      7,328     Sears Holdings Corp.* ..............        911,750
    425,000     Staples, Inc. ......................      9,061,000
      3,400     Starbucks Corp.* ...................        170,340
     25,220     Target Corp. .......................      1,309,675
      5,800     Tempur-Pedic International,
                Inc.* ..............................         68,672
     99,200     Time Warner, Inc.* .................      1,796,512
     13,400     TJX Cos., Inc. .....................        274,432
      2,144     Toll Brothers, Inc.* ...............         95,772
     15,000     Urban Outfitters, Inc.* ............        441,000
     35,699     Viacom, Inc., Class B ..............      1,178,424
     72,200     Walt Disney Co. (The) ..............      1,742,186
    140,000     Weight Watchers
                International, Inc.* ...............      7,221,200
    223,000     XM Satellite Radio Holdings,
                Inc., Class A* .....................      8,007,930

                                                     --------------
                                                         83,087,609
                                                     --------------
Consumer Staples - 10.2%
     20,000     Altria Group, Inc. .................      1,474,200
      5,983     Anheuser-Busch Cos., Inc. ..........        257,508
     65,900     Archer-Daniels-Midland Co...........      1,625,094
     57,500     Coca-Cola Co. (The) ................      2,483,425
      9,500     Colgate-Palmolive Co. ..............        501,505
     18,500     Costco Wholesale Corp. .............        797,165
     31,966     CVS Corp. ..........................        927,334
     30,472     Energizer Holdings, Inc.* ..........      1,727,762
      2,400     Estee Lauder Cos., Inc., Class
                A (The) ............................         83,592
    171,600     Gillette Co. (The) .................      9,987,120

                    See Notes to Statements of Investments.
                                       2

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Staples (continued)
     26,200     Hershey Co. (The) .................. $    1,475,322
     33,500     Monsanto Co. .......................      2,102,125
     10,300     PepsiAmericas, Inc. ................        234,119
     54,900     PepsiCo, Inc. ......................      3,113,379
      8,200     Pilgrim's Pride Corp. ..............        298,480
    139,100     Procter & Gamble Co. ...............      8,270,886
        800     Supervalu, Inc. ....................         24,896
     23,111     Tyson Foods, Inc., Class A .........        417,154
     13,200     UST, Inc. ..........................        552,552
    252,250     Walgreen Co. .......................     10,960,263
    260,449     Wal-Mart Stores, Inc. ..............     11,412,875

                                                     --------------
                                                         58,726,756
                                                     --------------
Energy - 3.2%
     22,569     Amerada Hess Corp. .................      3,103,237
      7,400     Anadarko Petroleum Corp. ...........        708,550
     22,100     Burlington Resources, Inc. .........      1,797,172
     18,838     ConocoPhillips .....................      1,316,964
     10,604     Denbury Resources, Inc.* ...........        534,866
     10,500     Devon Energy Corp. .................        720,720
      8,665     Diamond Offshore Drilling,
                Inc. ...............................        530,731
      6,000     EOG Resources, Inc. ................        449,400
     22,658     Forest Oil Corp.* ..................      1,180,482
      9,300     Helmerich & Payne, Inc. ............        561,627
     10,577     Marathon Oil Corp. .................        729,073
      8,307     Plains Exploration &
                Production Co.* ....................        355,706
     25,924     Range Resources Corp. ..............      1,000,926
      2,000     Schlumberger, Ltd. .................        168,760
     30,304     Sunoco, Inc. .......................      2,369,773
     23,657     Valero Energy Corp. ................      2,674,660
      2,400     Weatherford International,
                Ltd.* ..............................        164,784
      2,600     XTO Energy, Inc. ...................        117,832

                                                     --------------
                                                         18,485,263
                                                     --------------

     Shares                                              Value
---------------                                     ---------------
Financials - 6.9%
      9,100     Affiliated Managers Group,
                Inc.* .............................. $      659,022
      2,900     American Express Co. ...............        166,576
     33,004     American Financial Realty
                Trust ..............................        468,657
     77,221     AmeriCredit Corp.* .................      1,843,265
     48,200     Ameritrade Holding Corp.* ..........      1,035,336
     38,700     Bank of America Corp. ..............      1,629,270
      4,600     Bank of Hawaii Corp. ...............        226,412
      6,232     CB Richard Ellis Group, Inc.,
                Class A* ...........................        306,614
     14,953     CBL & Associates Properties,
                Inc. ...............................        612,923
     26,000     Chicago Mercantile
                Exchange Holdings, Inc. ............      8,769,800
     25,179     Fannie Mae .........................      1,128,523
     39,070     Fidelity National Financial,
                Inc. ...............................      1,739,396
      4,200     First Marblehead Corp.
                (The) ..............................        106,680
      2,500     Franklin Resources, Inc. ...........        209,900
      9,300     Freddie Mac ........................        525,078
        700     General Growth Properties,
                Inc. ...............................         31,451
     24,000     Genworth Financial, Inc.,
                Class A ............................        773,760
        783     Goldman Sachs Group, Inc............         95,197
     15,704     HCC Insurance Holdings,
                Inc. ...............................        448,035
     19,695     HRPT Properties Trust ..............        244,415
      2,862     Hudson City Bancorp, Inc. ..........         34,058
      9,660     iStar Financial, Inc. ..............        390,554
     18,300     Loews Corp. ........................      1,691,103
     29,700     MBIA, Inc. .........................      1,800,414
     18,460     MBNA Corp. .........................        454,854
    213,006     Moody's Corp. ......................     10,880,347
      1,559     Nationwide Financial
                Services, Class A ..................         62,438
      6,500     New Century Financial Corp..........        235,755
     12,800     Nuveen Investments, Inc.,
                Class A ............................        504,192

                    See Notes to Statements of Investments.
                                       3

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      4,000     Prologis ........................... $      177,240
        500     St Joe Co. (The) ...................         31,225
      3,800     St. Paul Travelers Cos., Inc. ......        170,506
      3,829     T. Rowe Price Group, Inc. ..........        250,034
     17,380     Thornburg Mortgage, Inc. ...........        435,543
     23,100     Washington Mutual, Inc. ............        905,982
     24,100     WR Berkley Corp. ...................        951,468

                                                     --------------
                                                         39,996,023
                                                     --------------
Health Care - 21.7%
     83,686     Abbott Laboratories ................      3,548,286
     52,806     Aetna, Inc. ........................      4,548,709
    131,030     Allergan, Inc. .....................     12,004,969
     21,800     AmerisourceBergen Corp. ............      1,685,140
     85,455     Amgen, Inc.* .......................      6,808,200
     17,400     Barr Pharmaceuticals, Inc.* ........        955,608
      6,900     Biogen Idec, Inc.* .................        272,412
      8,313     Biomet, Inc. .......................        288,544
     81,900     Bristol-Myers Squibb Co. ...........      1,970,514
     14,891     Cardinal Health, Inc. ..............        944,685
     39,799     Caremark Rx, Inc.* .................      1,987,164
      3,200     Celgene Corp.* .....................        173,824
      3,600     Cephalon, Inc.* ....................        167,112
      2,260     Chiron Corp.* ......................         98,581
     12,857     Cigna Corp. ........................      1,515,326
     10,400     Coventry Health Care, Inc.*.........        894,608
     18,050     DaVita, Inc.* ......................        831,564
     34,893     Edwards Lifesciences Corp.*.........      1,549,598
     30,600     Eli Lilly & Co. ....................      1,637,712
     31,428     Fisher Scientific
                International, Inc.* ...............      1,950,107
      5,241     Forest Laboratories, Inc.* .........        204,242
    179,902     Genentech, Inc.* ...................     15,149,547
      9,056     Gen-Probe, Inc.* ...................        447,819
     36,200     Genzyme Corp.* .....................      2,593,368
     21,842     Gilead Sciences, Inc.* .............      1,065,016
     17,300     Guidant Corp. ......................      1,191,797

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,627     Health Management
                Associates, Inc., Class A .......... $       38,186
     14,395     Health Net, Inc.* ..................        681,171
      5,978     Hospira, Inc.* .....................        244,919
     47,472     Humana, Inc.* ......................      2,272,959
      5,273     IDEXX Laboratories, Inc.* ..........        352,658
     15,614     ImClone Systems, Inc.* .............        491,060
     41,400     IMS Health, Inc. ...................      1,042,038
    191,228     Johnson & Johnson ..................     12,100,908
     20,700     Kinetic Concepts, Inc.* ............      1,175,760
     23,387     Kos Pharmaceuticals, Inc.* .........      1,565,292
     23,900     Lincare Holdings, Inc.* ............        981,095
     19,500     McKesson Corp. .....................        925,275
     17,399     Medco Health Solutions,
                Inc.* ..............................        953,987
     60,240     Medtronic, Inc. ....................      3,230,069
      1,100     Mylan Laboratories, Inc. ...........         21,186
      8,200     OSI Pharmaceuticals, Inc.* .........        239,768
     24,652     Pacificare Health Systems,
                Inc.* ..............................      1,966,737
     60,027     Pfizer, Inc. .......................      1,498,874
     10,685     Pharmaceutical Product
                Development, Inc.* .................        614,494
      2,900     Quest Diagnostics, Inc. ............        146,566
      4,400     Respironics, Inc.* .................        185,592
     50,800     St. Jude Medical, Inc.* ............      2,377,440
      8,000     Stryker Corp. ......................        395,440
     24,569     Techne Corp.* ......................      1,399,942
    165,424     UnitedHealth Group, Inc. ...........      9,296,829
     15,473     VCA Antech, Inc.* ..................        394,871
      5,600     Watson Pharmaceuticals,
                Inc.* ..............................        205,016
     88,000     WellPoint, Inc.* ...................      6,672,160
     48,000     Wyeth ..............................      2,220,960
    100,000     Zimmer Holdings, Inc.* .............      6,889,000

                                                     --------------
                                                        125,064,704
                                                     --------------
Industrials - 9.1%
     28,650     3M Co. .............................      2,101,764

                    See Notes to Statements of Investments.
                                       4

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
     10,300     Alliant Techsystems, Inc.* ......... $      768,895
     49,920     Allied Waste Industries,
                Inc.* ..............................        421,824
     21,256     Apollo Group, Inc., Class A*........      1,411,186
      4,372     Avery Dennison Corp. ...............        229,049
     49,500     Boeing Co. .........................      3,363,525
     89,573     Cendant Corp. ......................      1,848,787
     25,281     CNF, Inc. ..........................      1,327,252
      8,200     CSX Corp. ..........................        381,136
     21,400     Emerson Electric Co. ...............      1,536,520
      4,700     Equifax, Inc. ......................        164,218
    140,000     Expeditors International
                Washington, Inc. ...................      7,949,200
    240,093     General Electric Co. ...............      8,083,931
      4,000     Goodrich Corp. .....................        177,360
     12,300     HNI Corp. ..........................        740,706
     79,100     Hunt (JB) Transport Services,
                Inc. ...............................      1,503,691
      3,500     Illinois Tool Works, Inc. ..........        288,155
    103,730     Ingram Micro, Inc., Class A*........      1,923,154
        100     ITT Educational Services,
                Inc.* ..............................          4,935
      5,600     ITT Industries, Inc. ...............        636,160
     36,900     Lockheed Martin Corp. ..............      2,252,376
     21,002     Navistar International Corp.*.......        681,095
     35,800     Norfolk Southern Corp. .............      1,452,048
      7,900     Pitney Bowes, Inc. .................        329,746
      9,900     Republic Services, Inc. ............        349,371
      8,700     Ryder System, Inc. .................        297,714
     18,889     Southwest Airlines Co. .............        280,502
      9,000     Swift Transportation, Inc.* ........        159,300
      6,840     Terex Corp.* .......................        338,101
      2,100     Textron, Inc. ......................        150,612
     41,654     Timken Co. .........................      1,234,208
     19,200     Toro Co. ...........................        705,792
    100,000     United Parcel Service, Inc.,
                Class B ............................      6,913,000
      8,800     United Rentals, Inc.* ..............        173,448
     17,414     Waste Management, Inc. .............        498,215

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
      6,810     WW Grainger, Inc. .................. $      428,485
     27,125     Yellow Roadway Corp.* ..............      1,123,518

                                                     --------------
                                                         52,228,979
                                                     --------------
Information Technology - 26.6%
      8,869     Alliance Data Systems
                Corp.* .............................        347,221
      7,400     Altera Corp.* ......................        141,414
      8,869     Analog Devices, Inc. ...............        329,395
    119,557     Apple Computer, Inc.* ..............      6,409,451
      4,750     Applied Materials, Inc. ............         80,560
      1,300     Arrow Electronics, Inc.* ...........         40,768
     65,638     Autodesk, Inc. .....................      3,048,229
     14,328     Automatic Data Processing,
                Inc. ...............................        616,677
     16,100     Avnet, Inc.* .......................        393,645
     22,676     BEA Systems, Inc.* .................        203,630
      5,400     Broadcom Corp., Class A* ...........        253,314
     16,100     Cadence Design Systems,
                Inc.* ..............................        260,176
     37,344     CheckFree Corp.* ...................      1,412,350
    363,543     Cisco Systems, Inc.* ...............      6,518,326
     19,802     Citrix Systems, Inc.* ..............        497,822
      4,175     CKX, Inc.* .........................         52,480
     32,372     Cognizant Technology
                Solutions Corp., Class A* ..........      1,508,211
     13,700     Comcast Corp., Special Class
                A* .................................        394,286
        144     Computer Associates
                International, Inc. ................          4,005
     36,300     Computer Sciences Corp.* ...........      1,717,353
     11,700     Comverse Technology, Inc.*..........        307,359
     24,253     Corning, Inc.* .....................        468,810
    100,670     Dell, Inc.* ........................      3,442,914
      3,358     Diebold, Inc. ......................        115,717
     30,790     EMC Corp.* .........................        398,423
    265,000     First Data Corp. ...................     10,600,000
      7,220     Flir Systems, Inc.* ................        213,568
     67,000     Freescale Semiconductor,
                Inc., Class A* .....................      1,568,470

                    See Notes to Statements of Investments.
                                       5

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
     73,703     Freescale Semiconductor,
                Inc., Class B* ..................... $    1,737,917
      6,000     Global Payments, Inc. ..............        466,320
     16,673     Google, Inc., Class A* .............      5,276,338
     60,000     Hewlett-Packard Co. ................      1,752,000
    423,184     Intel Corp. ........................     10,431,486
     36,217     International Business
                Machines Corp. .....................      2,905,328
        831     International Rectifier
                Corp.* .............................         37,461
    170,195     Intuit, Inc.* ......................      7,626,438
     44,564     Jabil Circuit, Inc.* ...............      1,377,919
      2,700     KLA-Tencor Corp. ...................        131,652
        511     Lexmark International, Inc.,
                Class A* ...........................         31,197
    193,300     Liberty Media Corp., Class
                A* .................................      1,556,065
     21,100     Linear Technology Corp. ............        793,149
      4,458     Maxim Integrated Products,
                Inc. ...............................        190,134
     72,092     McAfee, Inc.* ......................      2,265,131
      5,077     Microchip Technology, Inc...........        152,919
    779,448     Microsoft Corp. ....................     20,055,197
    120,000     NAVTEQ Corp.* ......................      5,994,000
      6,368     Network Appliance, Inc.* ...........        151,176
     24,213     Novell, Inc.* ......................        180,387
    225,224     Paychex, Inc. ......................      8,351,306
      5,300     Pixar* .............................        235,903
    433,790     Qualcomm, Inc. .....................     19,412,102
      2,000     Sabre Holdings Corp., Class
                A ..................................         40,560
    254,441     SanDisk Corp.* .....................     12,276,778
     30,000     Symantec Corp.* ....................        679,800
        125     Symbol Technologies, Inc. ..........          1,210
      1,916     Tech Data Corp.* ...................         70,336
     25,100     Tellabs, Inc.* .....................        264,052
    129,218     Texas Instruments, Inc. ............      4,380,490
     36,540     VeriSign, Inc.* ....................        780,860
     91,553     Western Digital Corp.* .............      1,183,780

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
     35,448     Yahoo!, Inc.* ...................... $    1,199,560

                                                     --------------
                                                        153,333,525
                                                     --------------
Materials - 2.1%
     15,345     CONSOL Energy, Inc. ................      1,170,363
     16,400     Nucor Corp. ........................        967,436
      9,100     Phelps Dodge Corp. .................      1,182,363
    150,000     Praxair, Inc. ......................      7,189,500
      1,000     Sealed Air Corp.* ..................         47,460
     24,033     USG Corp.* .........................      1,651,548

                                                     --------------
                                                         12,208,670
                                                     --------------
Telecommunication Services - 4.3%
      5,600     Alltel Corp. .......................        364,616
     93,531     American Tower Corp., Class
                A* .................................      2,333,599
     24,500     CenturyTel, Inc. ...................        857,010
     19,885     Juniper Networks, Inc.* ............        473,064
    230,043     Liberty Global, Inc., Class
                A* .................................      6,229,564
    230,043     Liberty Global, Inc., Series
                C* .................................      5,923,607
        888     NTL, Inc.* .........................         59,318
    100,180     Sirius Satellite Radio, Inc.* ......        656,179
    317,088     Sprint Nextel Corp. ................      7,540,353
      4,100     Telephone & Data Systems,
                Inc. ...............................        159,900
      5,900     Telephone & Data Systems,
                Inc. (Special Shares)* .............        221,545

                                                     --------------
                                                         24,818,755
                                                     --------------
Utilities - 1.3%
     63,902     AES Corp.* .........................      1,049,910
      1,611     Dominion Resources, Inc. ...........        138,772
      6,947     Duke Energy Corp. ..................        202,644
     44,100     PG&E Corp. .........................      1,730,925
      2,900     Questar Corp. ......................        255,548
     37,846     TXU Corp. ..........................      4,272,056

                                                     --------------
                                                          7,649,855
                                                     --------------

                    See Notes to Statements of Investments.
                                       6

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

Total Investments -
99.8%
(Cost $470,017,385)  $ 575,600,139
Other Assets &           1,407,465
                     -------------
Liabilities, Net -
0.2%
NET ASSETS - 100.0%  $ 577,007,604
                     =============

     FUTURES CONTRACTS - LONG POSITIONS

 Number of                             Unrealized
 Contracts                            Depreciation
-----------                          -------------
  10          CME E-Mini S&P 500        $ (813)
                                        ======

     * Non-income producing security.

                    See Notes to Statements of Investments.
                                       7

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
COMMON STOCK - 99.3%
Consumer Discretionary - 10.1%
      3,100     7-Eleven, Inc. ..................... $      110,391
      1,300     American Axle &
                Manufacturing Holdings,
                Inc. ...............................         30,004
      5,327     American Eagle Outfitters ..........        125,344
      1,600     Autozone, Inc.* ....................        133,200
      1,300     BorgWarner, Inc. ...................         73,398
      1,100     Brinker International, Inc.* .......         41,316
        960     Centex Corp. .......................         61,997
      2,000     Clear Channel Communi-
                cations, Inc. ......................         65,780
      6,700     Comcast Corp., Class A* ............        196,846
      1,900     Cooper Tire & Rubber Co. ...........         29,013
      4,400     Dana Corp. .........................         41,404
     11,277     Dillard's, Inc., Class A ...........        235,464
      3,802     Eastman Kodak Co. ..................         92,503
      5,104     Ford Motor Co. .....................         50,325
        800     Fortune Brands, Inc. ...............         65,064
      1,800     Gap, Inc. (The) ....................         31,374
        167     General Motors Corp. ...............          5,112
      3,535     Goodyear Tire & Rubber Co.
                (The)* .............................         55,111
      7,100     Interpublic Group of
                Companies, Inc.* ...................         82,644
     10,425     Johnson Controls, Inc. .............        646,871
      1,200     Jones Apparel Group, Inc. ..........         34,200
      5,702     Laidlaw International, Inc. ........        137,817
      1,400     Lear Corp. .........................         47,558
      5,200     Limited Brands, Inc. ...............        106,236
      5,575     Magna International, Inc.,
                Class A ............................        417,345
      7,105     McDonald's Corp. ...................        237,946
      4,700     Newell Rubbermaid, Inc. ............        106,455
      1,500     Nordstrom, Inc. ....................         51,480
      8,500     Office Depot, Inc.* ................        252,450
     13,775     RadioShack Corp. ...................        341,620
        408     Reynolds American, Inc. ............         33,872
        910     Sears Holdings Corp.* ..............        113,222

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      2,300     Target Corp. ....................... $      119,439
     36,107     Time Warner, Inc.* .................        653,898
     21,350     TJX Cos., Inc. .....................        437,248
        600     V.F. Corp. .........................         34,782
      8,254     Viacom, Inc., Class B ..............        272,465
        900     Walt Disney Co. (The) ..............         21,717
      8,900     Whirlpool Corp. ....................        674,353
        500     Wiley (John) & Sons, Inc.,
                Class A ............................         20,870

                                                     --------------
                                                          6,288,134
                                                     --------------
Consumer Staples - 3.9%
         88     ACCO Brands Corp.* .................          2,483
      9,699     Altria Group, Inc. .................        714,913
      2,100     Clorox Co. .........................        116,634
        716     Costco Wholesale Corp. .............         30,853
      2,600     General Mills, Inc. ................        125,320
      2,200     Kimberly-Clark Corp. ...............        130,966
      7,400     Kroger Co. (The)* ..................        152,366
      1,100     PepsiCo, Inc. ......................         62,381
      3,900     Safeway, Inc.* .....................         99,840
     36,600     Sara Lee Corp. .....................        693,570
      2,300     Supervalu, Inc. ....................         71,576
      1,300     Tyson Foods, Inc., Class A .........         23,465
      1,400     Unilever NV ........................        100,030
      2,100     UST, Inc. ..........................         87,906

                                                     --------------
                                                          2,412,303
                                                     --------------
Energy - 14.2%
      4,100     Amerada Hess Corp. .................        563,750
      7,700     BP PLC ADR .........................        545,545
      1,200     Burlington Resources, Inc. .........         97,584
     19,678     Chevron Corp. ......................      1,273,757
     17,550     ConocoPhillips .....................      1,226,921
      4,178     Devon Energy Corp. .................        286,778
      2,100     Diamond Offshore Drilling,
                Inc. ...............................        128,625
      5,278     EOG Resources, Inc. ................        395,322
     36,549     Exxon Mobil Corp. ..................      2,322,323

                    See Notes to Statements of Investments.
                                       8

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
      7,802     Forest Oil Corp.* .................. $      406,484
      2,500     GlobalSantaFe Corp. ................        114,050
      5,906     Marathon Oil Corp. .................        407,101
      2,700     Occidental Petroleum Corp...........        230,661
      2,700     Rowan Cos., Inc. ...................         95,823
        800     Total SA ADR .......................        108,656
      5,618     Valero Energy Corp. ................        635,171

                                                     --------------
                                                          8,838,551
                                                     --------------
Financials - 35.2%
      1,800     ACE, Ltd. ..........................         84,726
        200     Affiliated Managers Group,
                Inc.* ..............................         14,484
      9,750     Allstate Corp. .....................        539,077
      9,174     American Financial Group,
                Inc. ...............................        311,274
         72     American Financial Realty
                Trust ..............................          1,022
      4,670     American International
                Group, Inc. ........................        289,353
      4,998     AmeriCredit Corp.* .................        119,302
     16,262     Annaly Mortgage
                Management, Inc. ...................        210,593
     19,025     AON Corp. ..........................        610,322
     33,746     Bank of America Corp. ..............      1,420,707
      1,400     BB&T Corp. .........................         54,670
        900     Bear Stearns Cos., Inc.
                (The) ..............................         98,775
        100     Boston Properties, Inc. ............          7,090
      1,700     Chubb Corp. ........................        152,235
      8,000     CIT Group, Inc. ....................        361,440
     54,325     Citigroup, Inc. ....................      2,472,874
        700     City National Corp. ................         49,063
      7,825     Comerica, Inc. .....................        460,892
      9,300     Commerce Bancorp, Inc. .............        285,417
      2,900     Countrywide Financial
                Corp. ..............................         95,642
      1,062     E*Trade Financial Corp.* ...........         18,691
      1,100     Equity Office Properties
                Trust ..............................         35,981

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
     20,700     Fannie Mae ......................... $      927,774
      5,864     Fidelity National Financial,
                Inc. ...............................        261,065
      5,901     Fifth Third Bancorp ................        216,744
      1,400     Franklin Resources, Inc. ...........        117,544
     16,050     Freddie Mac ........................        906,183
      5,000     Genworth Financial, Inc.,
                Class A ............................        161,200
        900     Golden West Financial
                Corp. ..............................         53,451
      7,200     Goldman Sachs Group, Inc............        875,376
      2,300     Hartford Financial Services
                Group, Inc. ........................        177,491
        550     HCC Insurance Holdings,
                Inc. ...............................         15,692
     29,766     HRPT Properties Trust ..............        369,396
      4,400     Huntington Bancshares, Inc..........         98,868
        981     Investors Financial Services
                Corp. ..............................         32,275
        900     iStar Financial, Inc. ..............         36,387
     10,296     JPMorgan Chase & Co. ...............        349,343
      4,100     KeyCorp ............................        132,225
      6,193     Lehman Brothers Holdings,
                Inc. ...............................        721,361
      5,100     Loews Corp. ........................        471,291
      1,400     MBIA, Inc. .........................         84,868
      3,800     Mellon Financial Corp. .............        121,486
      7,200     Merrill Lynch & Co., Inc. ..........        441,720
     27,050     MetLife, Inc. ......................      1,347,902
     20,825     Morgan Stanley .....................      1,123,300
     10,000     National City Corp. ................        334,400
      1,100     Nationwide Financial
                Services, Class A ..................         44,055
      2,550     North Fork Bancorp, Inc. ...........         65,025
        400     Northern Trust Corp. ...............         20,220
      1,000     PMI Group, Inc. (The) ..............         39,870
      1,100     PNC Financial Services
                Group, Inc. ........................         63,822
      6,100     Prologis ...........................        270,291
      4,400     Prudential Financial, Inc. .........        297,264

                    See Notes to Statements of Investments.
                                       9

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,800     RenaissanceRe Holdings
                Ltd. ............................... $       78,714
      4,200     St. Paul Travelers Cos., Inc. ......        188,454
      1,700     StanCorp. Financial Group,
                Inc. ...............................        143,140
      4,100     State Street Corp. .................        200,572
      2,100     SunTrust Banks, Inc. ...............        145,845
      1,600     Synovus Financial Corp. ............         44,352
      1,900     TCF Financial Corp. ................         50,825
      3,934     Thornburg Mortgage, Inc. ...........         98,586
     13,325     Torchmark Corp. ....................        703,960
      4,200     U.S. Bancorp .......................        117,936
      2,900     UnionBanCal Corp. ..................        202,188
      3,800     UnumProvident Corp. ................         77,900
        600     Vornado Realty Trust ...............         51,972
      6,201     Wachovia Corp. .....................        295,106
     14,850     Washington Mutual, Inc. ............        582,417
      3,600     Wells Fargo & Co. ..................        210,852
      3,000     WR Berkley Corp. ...................        118,440
     10,875     XL Capital, Ltd., Class A ..........        739,826
        400     Zions Bancorp ......................         28,484

                                                     --------------
                                                         21,951,088
                                                     --------------
Health Care - 10.2%
      5,014     Abbott Laboratories ................        212,594
      5,896     Aetna, Inc. ........................        507,882
        700     American Pharmaceutical
                Partners, Inc.* ....................         31,962
        300     Biogen Idec, Inc.* .................         11,844
     15,800     Bristol-Myers Squibb Co. ...........        380,148
      6,121     Cardinal Health, Inc. ..............        388,316
        900     Caremark Rx, Inc.* .................         44,937
        800     Cephalon, Inc.* ....................         37,136
      3,950     Cigna Corp. ........................        465,547
        900     Community Health Systems,
                Inc.* ..............................         34,929
      2,000     Edwards Lifesciences Corp.*.........         88,820
      1,800     Eli Lilly & Co. ....................         96,336
        300     Gen-Probe, Inc.* ...................         14,835

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      6,150     HCA, Inc. .......................... $      294,708
      2,900     Health Net, Inc.* ..................        137,228
      4,382     Humana, Inc.* ......................        209,810
      1,100     IDEXX Laboratories, Inc.* ..........         73,568
      2,124     ImClone Systems, Inc.* .............         66,800
      2,400     Lincare Holdings, Inc.* ............         98,520
     20,207     McKesson Corp. .....................        958,822
      2,400     Medco Health Solutions,
                Inc.* ..............................        131,592
      8,400     Merck & Co., Inc. ..................        228,564
      1,889     Pacificare Health Systems,
                Inc.* ..............................        150,704
     50,027     Pfizer, Inc. .......................      1,249,174
        600     Pharmaceutical Product
                Development, Inc.* .................         34,506
      2,072     Techne Corp.* ......................        118,063
      5,400     Tenet Healthcare Corp.* ............         60,642
      1,162     UnitedHealth Group, Inc. ...........         65,304
        480     Watson Pharmaceuticals,
                Inc.* ..............................         17,573
      3,846     Wyeth ..............................        177,954

                                                     --------------
                                                          6,388,818
                                                     --------------
Industrials - 7.3%
        919     Alliant Techsystems, Inc.* .........         68,603
      1,017     Allied Waste Industries,
                Inc.* ..............................          8,594
        700     Apollo Group, Inc., Class A*........         46,473
     12,600     Boeing Co. .........................        856,170
      2,861     Burlington Northern Santa
                Fe Corp. ...........................        171,088
      2,400     Caterpillar, Inc. ..................        141,000
     12,216     Cendant Corp. ......................        252,138
      1,200     Cooper Industries, Ltd., Class
                A ..................................         82,968
      1,500     Crane Co. ..........................         44,610
      4,386     CSX Corp. ..........................        203,861
      1,700     Eaton Corp. ........................        108,035
     10,000     Flextronics International,
                Ltd.* ..............................        128,500

                    See Notes to Statements of Investments.
                                       10

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
     10,256     General Electric Co. ............... $      345,320
      2,600     Goodrich Corp. .....................        115,284
      3,621     Graco, Inc. ........................        124,128
      2,500     Hubbell, Inc., Class B .............        117,325
      5,091     Ingram Micro, Inc., Class A*........         94,387
      1,300     Jacobs Engineering Group,
                Inc.* ..............................         87,620
        700     Masco Corp. ........................         21,476
      4,358     Navistar International Corp.*.......        141,330
      4,200     Norfolk Southern Corp. .............        170,352
        700     Northrop Grumman Corp. .............         38,045
      5,000     Owens-Illinois, Inc.* ..............        103,100
        786     PHH Corp.* .........................         21,584
        470     Ryder System, Inc. .................         16,083
      2,500     SPX Corp. ..........................        114,875
      1,400     Textron, Inc. ......................        100,408
      5,038     Timken Co. .........................        149,276
      8,075     Union Pacific Corp. ................        578,977
      1,661     Waste Management, Inc. .............         47,521
      2,009     Yellow Roadway Corp.* ..............         83,213

                                                     --------------
                                                          4,582,344
                                                     --------------
Information Technology - 7.3%
      4,000     ADC Telecommunications,
                Inc.* ..............................         91,440
      4,100     Agere Systems, Inc.* ...............         42,681
      3,571     Alliance Data Systems
                Corp.* .............................        139,805
      4,050     Apple Computer, Inc.* ..............        217,120
      1,500     Arrow Electronics, Inc.* ...........         47,040
      5,000     Celestica, Inc.* ...................         56,550
        600     CheckFree Corp.* ...................         22,692
      1,300     Cisco Systems, Inc.* ...............         23,309
      1,100     Cognizant Technology
                Solutions Corp., Class A* ..........         51,249
     23,750     Computer Associates
                International, Inc. ................        660,488
      6,300     Corning, Inc.* .....................        121,779

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
      5,600     Electronic Data Systems
                Corp. .............................. $      125,664
        160     First Data Corp. ...................          6,400
        294     Google, Inc., Class A* .............         93,039
     43,175     Hewlett-Packard Co. ................      1,260,710
      3,500     Intel Corp. ........................         86,275
        400     International Business
                Machines Corp. .....................         32,088
        400     International Rectifier
                Corp.* .............................         18,032
     26,650     Microsoft Corp. ....................        685,704
      5,700     Nokia OYJ ADR ......................         96,387
     22,554     Novell, Inc.* ......................        168,027
      5,200     SanDisk Corp.* .....................        250,900
     13,300     Sanmina-SCI Corp.* .................         57,057
     19,400     Solectron Corp.* ...................         75,854
        100     Tech Data Corp.* ...................          3,671
     10,000     Tellabs, Inc.* .....................        105,200
         72     VeriSign, Inc.* ....................          1,539

                                                     --------------
                                                          4,540,700
                                                     --------------
Materials - 2.0%
        223     Ashland, Inc. ......................         12,319
      1,300     du Pont (E.I.) de Nemours &
                Co. ................................         50,921
      4,857     Georgia-Pacific Corp. ..............        165,429
      1,800     Martin Marietta Materials,
                Inc. ...............................        141,228
      1,500     Nucor Corp. ........................         88,485
      1,040     Phelps Dodge Corp. .................        135,127
      1,700     PPG Industries, Inc. ...............        100,623
      3,900     Smurfit-Stone Container
                Corp.* .............................         40,404
      3,700     United States Steel Corp. ..........        156,695
      3,130     USG Corp.* .........................        215,094
        700     Vulcan Materials Co. ...............         51,947
      1,400     Weyerhaeuser Co. ...................         96,250

                                                     --------------
                                                          1,254,522
                                                     --------------

                    See Notes to Statements of Investments.
                                       11

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

  Shares                                                 Value
----------                                          ---------------
Telecommunication Services - 3.6%
  2,884    Alltel Corp. ............................ $      187,777
  1,129    American Tower Corp., Class
           A* ......................................         28,169
     86    AT&T Corp. ..............................          1,703
  6,660    BellSouth Corp. .........................        175,158
  1,519    CenturyTel, Inc. ........................         53,135
  2,580    Juniper Networks, Inc.* .................         61,378
    338    Liberty Global, Inc., Class
           A* ......................................          9,153
    438    Liberty Global, Inc., Series
           C* ......................................         11,278
  3,300    MCI, Inc.* ..............................         83,721
  9,900    SBC Communications, Inc. ................        237,303
 32,034    Sprint Nextel Corp. .....................        761,769
    200    Telewest Global, Inc.* ..................          4,590
 19,955    Verizon Communications,
           Inc. ....................................        652,329

                                                     --------------
                                                          2,267,463
                                                     --------------
Utilities - 5.5%
  3,900    American Electric Power Co.,
           Inc. ....................................        154,830
  3,621    CMS Energy Corp.* .......................         59,566
  1,600    DTE Energy Co. ..........................         73,376
    600    Duke Energy Corp. .......................         17,502
  5,913    Edison International ....................        279,567
  2,700    Entergy Corp. ...........................        200,664
  1,200    Exelon Corp. ............................         64,128
  1,100    FirstEnergy Corp. .......................         57,332
  5,277    FPL Group, Inc. .........................        251,185
  1,911    Public Service Enterprise
           Group, Inc. .............................        122,992
 17,300    Sempra Energy ...........................        814,138
  4,872    TXU Corp. ...............................        549,951
 15,950    Wisconsin Energy Corp. ..................        636,724
  8,500    Xcel Energy, Inc. .......................        166,685

                                                     --------------
                                                          3,448,640
                                                     --------------

                                                         Value
                                                    ---------------
Total Investments - 99.3%
(Cost $50,556,707) ................................. $   61,972,563
Other Assets & Liabilities, Net - 0.7% .............        421,320
                                                     --------------
NET ASSETS - 100.0% ................................ $   62,393,883
                                                     ==============

     * Non-income producing security.

                    See Notes to Statements of Investments.
                                       12

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
COMMON STOCK - 99.0%
Consumer Discretionary - 18.5%
        400     Advisory Board Co. (The)* .......... $       20,816
        600     Advo, Inc. .........................         18,774
        400     Ambassadors Group, Inc. ............          8,920
        100     American Woodmark Corp..............          3,360
        638     Ameristar Casinos, Inc. ............         13,296
        740     Argosy Gaming Co.* .................         34,773
        812     Asbury Automotive Group,
                Inc.* ..............................         13,828
        400     Beazer Homes USA, Inc. .............         23,468
        660     Bebe Stores, Inc. ..................         11,550
      1,550     BJ's Restaurants, Inc.* ............         31,666
      1,300     Bluegreen Corp.* ...................         22,945
        900     Building Material Holding
                Corp. ..............................         83,871
      1,150     Carter's, Inc.* ....................         65,320
      1,365     Catalina Marketing Corp. ...........         31,040
      3,202     Champion Enterprises, Inc.*.........         47,326
      1,100     Charming Shoppes, Inc.* ............         11,737
        568     Chattem, Inc.* .....................         20,164
        300     Cherokee, Inc.* ....................         10,494
      1,000     Childrens Place Retail Stores,
                Inc. (The)* ........................         35,640
        400     CNS, Inc. ..........................         10,428
      3,375     Coldwater Creek, Inc.* .............         85,117
      1,550     Core Laboratories N.V.* ............         50,003
      1,317     Cost Plus, Inc.* ...................         23,904
      1,325     CoStar Group, Inc.* ................         61,904
        500     CRA International, Inc.* ...........         20,845
        400     Cumulus Media, Inc., Class
                A* .................................          4,996
      4,675     DeVry, Inc.* .......................         89,059
      1,047     Dick's Sporting Goods, Inc.*........         31,525
      3,800     Fred's, Inc. .......................         47,538
      3,175     GameStop Corp., Class A* ...........         99,917
      1,523     GameStop Corp., Class B* ...........         43,238
        900     Genesco, Inc.* .....................         33,516
        400     Guitar Center, Inc.* ...............         22,084

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        980     Hollinger International, Inc.,
                Class A ............................ $        9,604
      1,469     Insight Communications Co.,
                Inc., Class A* .....................         17,084
      6,925     Insight Enterprises, Inc.* .........        128,805
      1,800     Isle of Capri Casinos, Inc.* .......         38,484
        300     Jos. A. Bank Clothiers, Inc.*.......         12,966
        200     Laidlaw International, Inc.* .......          4,834
      1,075     Laureate Education, Inc.* ..........         52,643
        450     Linens 'n Things, Inc.* ............         12,015
      1,900     MarineMax, Inc.* ...................         48,431
        140     Martha Stewart Living
                Omnimedia, Class A* ................          3,503
        300     Men's Wearhouse, Inc.* .............          8,010
      1,459     Midas, Inc.* .......................         29,005
      3,700     Opnet Technologies, Inc.* ..........         31,154
      1,300     O'Reilly Automotive, Inc.* .........         36,634
      2,800     Pantry, Inc. (The)* ................        104,636
      2,100     Payless Shoesource, Inc.* ..........         36,540
      2,600     Penn National Gaming,
                Inc.* ..............................         80,886
      1,050     Pep Boys-Manny Moe &
                Jack, Inc. .........................         14,532
        500     Pre-Paid Legal Services, Inc........         19,350
      2,298     Primedia, Inc.* ....................          9,399
      1,075     Providence Service Corp.
                (The)* .............................         32,884
        700     R.H. Donnelley Corp.* ..............         44,282
      2,425     Rare Hospitality
                International, Inc.* ...............         62,322
      1,975     Red Robin Gourmet Burgers,
                Inc.* ..............................         90,534
      1,781     Retail Ventures, Inc.* .............         19,555
      4,175     Ruby Tuesday, Inc. .................         90,848
        600     Scientific Games Corp., Class
                A* .................................         18,600
         75     SCP Pool Corp. .....................          2,620
        536     Select Comfort Corp.* ..............         10,709
      1,875     Shuffle Master, Inc.* ..............         49,556
        800     Silgan Holdings, Inc. ..............         26,608

                    See Notes to Statements of Investments.
                                       13

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        300     Sotheby's Holdings, Class
                A* ................................. $        5,016
        100     Speedway Motorsports, Inc...........          3,633
        200     Stein Mart, Inc. ...................          4,060
      1,100     Strayer Education, Inc. ............        103,972
      2,115     Sunterra Corp.* ....................         27,770
      2,975     TBC Corp.* .........................        102,608
      6,825     Tekelec* ...........................        142,984
      1,600     Tractor Supply Co.* ................         73,040
        550     Trans World Entertainment*..........          4,340
      1,000     Ventiv Health, Inc.* ...............         26,210
        300     Vertrue, Inc.* .....................         10,905
      1,527     Warnaco Group, Inc. (The)*..........         33,457
        190     Yankee Candle Co., Inc. ............          4,655

                                                     --------------
                                                          2,822,745
                                                     --------------
Consumer Staples - 2.4%
      1,100     ACCO Brands Corp.* .................         31,042
      2,925     Elizabeth Arden, Inc.* .............         63,121
        500     Great Atlantic & Pacific Tea
                Co.* ...............................         14,180
      1,200     Hansen Natural Corp.* ..............         56,496
        650     Nash Finch Co. .....................         27,424
      3,300     Performance Food Group
                Co.* ...............................        104,148
      1,720     Spectrum Brands, Inc.* .............         40,506
        690     USANA Health Sciences,
                Inc.* ..............................         32,913

                                                     --------------
                                                            369,830
                                                     --------------
Energy - 12.6%
      2,100     ATP Oil & Gas Corp.* ...............         68,964
      1,050     Cabot Oil & Gas Corp. ..............         53,035
        947     Cal Dive International, Inc.*.......         60,049
      3,243     Callon Petroleum Co.* ..............         67,876
      1,450     CARBO Ceramics, Inc. ...............         95,686
      1,400     Carrizo Oil & Gas, Inc.* ...........         41,020
      1,606     Cheniere Energy, Inc.* .............         66,424
        700     Cimarex Energy Co.* ................         31,731

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
      1,300     Comstock Resources, Inc.* .......... $       42,653
      2,425     Delta Petroleum Corp.* .............         50,440
     21,606     Endeavour International
                Corp.* .............................        108,030
        802     Frontier Oil Corp. .................         35,569
      6,902     Gasco Energy, Inc.* ................         45,898
      2,704     Goodrich Petroleum Corp.*...........         63,463
      1,216     Hanover Compressor Co.* ............         16,854
      4,050     Harvest Natural Resources,
                Inc.* ..............................         43,456
        100     Holly Corp. ........................          6,398
      1,300     KCS Energy, Inc.* ..................         35,789
      1,435     Lone Star Technologies,
                Inc.* ..............................         79,772
      1,475     Niko Resources, Ltd. ...............         75,225
        600     Oceaneering International,
                Inc.* ..............................         32,046
      2,600     Southwestern Energy Co.* ...........        190,840
        600     St. Mary Land & Exploration
                Co. ................................         21,960
        567     Tesoro Corp. .......................         38,125
        483     Tetra Technologies, Inc.* ..........         15,079
      1,400     Tidewater, Inc. ....................         68,138
        200     Todco, Class A* ....................          8,342
      5,615     Toreador Resources Corp.* ..........        198,771
     10,200     Transmontaigne, Inc.* ..............         81,498
        570     Unit Corp.* ........................         31,510
      1,800     Vintage Petroleum, Inc. ............         82,188
      1,475     Whiting Petroleum Corp.* ...........         64,664

                                                     --------------
                                                          1,921,493
                                                     --------------
Financials - 6.5%
      1,745     Affiliated Managers Group,
                Inc.* ..............................        126,373
        950     Alexandria Real Estate
                Equities, Inc. .....................         78,556
      1,000     American Home Mortgage
                Investment Corp. ...................         30,300
      1,326     Anworth Mortgage Asset
                Corp. ..............................         10,966

                    See Notes to Statements of Investments.
                                       14

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,200     BankAtlantic Bancorp, Inc.,
                Class A ............................ $       20,388
        600     Bankrate, Inc.* ....................         16,458
        950     Boston Private Financial
                Holdings, Inc. .....................         25,213
      1,337     Commercial Capital
                Bancorp, Inc. ......................         22,729
        536     Credit Acceptance Corp.* ...........          7,718
      2,835     CVB Financial Corp. ................         52,731
        100     Delphi Financial Group,
                Class A ............................          4,680
        700     Direct General Corp. ...............         13,811
        861     FelCor Lodging Trust, Inc.* ........         13,044
        963     Glacier Bancorp, Inc. ..............         29,728
        320     Harbor Florida Bancshares,
                Inc. ...............................         11,606
        566     Independent Bank Corp. .............         17,195
        141     Integra Bank Corp. .................          3,060
      1,292     Luminent Mortgage Capital,
                Inc. ...............................          9,755
        300     Maguire Properties, Inc. ...........          9,015
      1,000     MBT Financial Corp. ................         18,430
      1,700     MCG Capital Corp. ..................         28,679
        300     Mid-State Bancshares ...............          8,253
      1,000     Nasdaq Stock Market, Inc.* .........         25,350
        500     Old Second Bancorp, Inc. ...........         14,920
        269     Omega Healthcare Investors,
                Inc. ...............................          3,744
      1,010     Portfolio Recovery
                Associates, Inc.* ..................         43,612
        626     PrivateBancorp, Inc. ...............         21,459
        100     Safety Insurance Group, Inc.........          3,559
      1,000     Senior Housing Properties
                Trust ..............................         19,000
      1,335     Sterling Financial Corp.* ..........         30,104
      1,009     Taubman Centers, Inc. ..............         31,985
        560     Texas Capital Bancshares,
                Inc.* ..............................         11,844
      1,225     United Community Banks,
                Inc. ...............................         34,913

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,000     Walter Industries, Inc. ............ $       48,920
      1,756     Wilshire Bancorp, Inc. .............         26,867
      1,068     World Acceptance Corp.* ............         27,138
        400     WSFS Financial Corp. ...............         23,556
      1,000     Zenith National Insurance
                Corp. ..............................         62,690

                                                     --------------
                                                            988,349
                                                     --------------
Health Care - 19.3%
     10,100     Aastrom Biosciences, Inc.* .........         23,735
        900     Abaxis, Inc.* ......................         11,745
        900     Advanced Neuromodulation
                Systems, Inc.* .....................         42,714
      1,240     Align Technology, Inc.* ............          8,333
        600     Alpharma, Inc., Class A ............         14,922
        400     America Service Group,
                Inc.* ..............................          6,636
        700     American Healthways, Inc.*..........         29,680
      1,800     American Medical Systems
                Holdings, Inc.* ....................         36,270
      1,200     AMERIGROUP Corp.* ..................         22,944
      1,050     Amsurg Corp.* ......................         28,728
        600     Angiodynamics, Inc.* ...............         12,600
        240     Apria Healthcare Group,
                Inc.* ..............................          7,658
        400     Arena Pharmaceuticals,
                Inc.* ..............................          3,960
      2,300     Arqule, Inc.* ......................         18,009
        900     Arthrocare Corp.* ..................         36,198
        400     Aspect Medical Systems,
                Inc.* ..............................         11,852
      3,464     Beverly Enterprises, Inc.* .........         42,434
        600     Bio-Reference Labs, Inc.* ..........         10,374
        700     Biosite, Inc.* .....................         43,302
        900     Bradley Pharmaceuticals,
                Inc.* ..............................          9,828
        400     Cantel Medical Corp.* ..............          8,416
        713     Caraco Pharmaceutical
                Laboratories, Ltd.* ................          6,196
      1,600     Centene Corp.* .....................         40,048

                    See Notes to Statements of Investments.
                                       15

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,200     Cerner Corp.* ...................... $      104,316
      1,600     Chemed Corp.* ......................         69,344
      2,029     Connetics Corp.* ...................         34,310
        900     Cooper Cos., Inc. (The)* ...........         68,949
        950     Covance, Inc.* .....................         45,591
      4,102     Curis, Inc.* .......................         18,828
        600     Diagnostic Products Corp. ..........         31,638
        400     Dionex Corp.* ......................         21,700
      1,200     DJ Orthopedics, Inc.* ..............         34,728
      6,556     Durect Corp.* ......................         44,909
        210     First Horizon Pharmaceutical
                Corp.* .............................          4,173
        500     Haemonetics Corp.* .................         23,765
        600     Hologic, Inc.* .....................         34,650
        500     Immucor, Inc.* .....................         13,720
      1,611     Immunogen, Inc.* ...................         11,825
      1,738     Impax Laboratories, Inc.* ..........         20,986
        700     Integra LifeSciences
                Holdings Corp.* ....................         26,782
      2,728     Intermagnetics General
                Corp.* .............................         76,220
      1,510     Intuitive Surgical, Inc.* ..........        110,668
      1,200     Kos Pharmaceuticals, Inc.* .........         80,316
        447     LabOne, Inc.* ......................         19,444
        300     Laserscope* ........................          8,454
        900     LCA-Vision, Inc. ...................         33,408
      2,400     Lifecell Corp.* ....................         51,912
      1,000     LifePoint Hospitals, Inc.* .........         43,730
      1,340     Ligand Pharmaceuticals, Inc.,
                Class B* ...........................         12,294
      1,200     Mannatech, Inc. ....................         14,220
        750     Martek Biosciences Corp.* ..........         26,348
      1,050     Matria Healthcare, Inc.* ...........         39,638
        440     Medicines Co.* .....................         10,124
        708     Mentor Corp. .......................         38,947
        300     Meridian Bioscience, Inc. ..........          6,210
        100     Molina Healthcare, Inc.* ...........          2,499
      1,200     Nuvelo, Inc.* ......................         11,520
        100     Oakley, Inc. .......................          1,734

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,200     Odyssey HealthCare, Inc.* .......... $       20,364
        800     Onyx Pharmaceuticals, Inc.*.........         19,984
      1,437     Orchid Cellmark, Inc.* .............         12,214
        840     Palomar Medical
                Technologies, Inc.* ................         22,033
      1,000     Pediatrix Medical Group,
                Inc.* ..............................         76,820
        800     Penwest Pharmaceuticals
                Co.* ...............................         14,024
        800     PolyMedica Corp. ...................         27,952
        300     Progenics Pharmaceuticals,
                Inc.* ..............................          7,113
      6,350     PSS World Medical, Inc.* ...........         84,709
      1,200     Resmed, Inc.* ......................         95,580
      2,600     Respironics, Inc.* .................        109,668
        300     Rigel Pharmaceuticals, Inc.*........          7,131
      4,988     Salix Pharmaceuticals, Ltd.*........        105,995
      6,780     Savient Pharmaceuticals,
                Inc.* ..............................         25,561
        500     Serologicals Corp.* ................         11,280
      1,500     Sierra Health Services, Inc.*.......        103,305
        700     Somanetics Corp.* ..................         17,500
      3,900     SonoSite, Inc.* ....................        115,752
      4,800     StemCells, Inc.* ...................         26,496
      1,000     SurModics, Inc.* ...................         38,690
      1,140     Sybron Dental Specialties,
                Inc.* ..............................         47,401
        468     Symbion, Inc.* .....................         12,107
        168     Techne Corp.* ......................          9,573
      4,262     United Surgical Partners
                International, Inc.* ...............        166,687
        300     United Therapeutics Corp.*..........         20,940
      1,300     Ventana Medical Systems,
                Inc.* ..............................         49,491
        300     West Pharmaceutical
                Services, Inc. .....................          8,901
        600     Wright Medical Group, Inc.*.........         14,808

                                                     --------------
                                                          2,946,561
                                                     --------------

                    See Notes to Statements of Investments.
                                       16

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials - 11.5%
      1,150     Actuant Corp., Class A* ............ $       53,820
      1,400     Administaff, Inc. ..................         55,636
        500     Albany Molecular Research,
                Inc.* ..............................          6,090
        950     Artesyn Technologies, Inc.*.........          8,835
      1,400     Blount International, Inc.* ........         24,696
      1,200     Brady Corp., Class A ...............         37,128
        400     Bright Horizons Family
                Solutions, Inc.* ...................         15,360
        950     Casella Waste Systems, Inc.,
                Class A* ...........................         12,474
      2,625     Central European
                Distribution Corp.* ................        111,799
        900     Ceradyne, Inc.* ....................         33,012
      1,175     ChoicePoint, Inc.* .................         50,725
      1,000     Clean Harbors, Inc.* ...............         33,950
      1,870     Coinstar, Inc.* ....................         34,614
      2,470     Continental Airlines, Inc.,
                Class B* ...........................         23,860
      1,220     Corrections Corp. of
                America* ...........................         48,434
        600     Corvel Corp.* ......................         14,376
      1,500     DiamondCluster
                International, Inc.* ...............         11,370
      1,150     Duvernay Oil Corp.* ................         48,702
      1,025     Educate, Inc.* .....................         15,375
      1,675     ElkCorp. ...........................         59,915
        408     EnerSys* ...........................          6,189
      1,275     FTI Consulting, Inc.* ..............         32,206
        637     General Cable Corp.* ...............         10,702
      1,000     Genlyte Group, Inc.* ...............         48,080
      1,202     Grey Wolf, Inc.* ...................         10,133
        847     Hexcel Corp.* ......................         15,492
        610     Imagistics International,
                Inc.* ..............................         25,528
        660     Innovative Solutions &
                Support, Inc.* .....................         10,250
      2,130     Labor Ready, Inc.* .................         54,634
        100     Landauer, Inc. .....................          4,900
        700     Lennox International, Inc. .........         19,187

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        400     Manitowoc Co. ...................... $       20,100
      2,137     Metal Management, Inc. .............         54,173
        400     Middleby Corp.* ....................         29,000
        200     Mine Safety Appliances Co...........          7,740
      1,100     Mobile Mini, Inc.* .................         47,685
      2,575     Navigant Consulting, Inc.* .........         49,337
      1,700     NCI Building Systems, Inc.*.........         69,343
      2,850     Parallel Petroleum Corp.* ..........         39,900
        940     Power-One, Inc.* ...................          5,208
        829     Presstek, Inc.* ....................         10,760
      1,688     Rent-Way, Inc.* ....................         11,597
        600     Resources Connection, Inc.*.........         17,778
      1,400     Source Interlink Cos., Inc.* .......         15,484
      3,500     TeleTech Holdings, Inc.* ...........         35,070
      4,400     Tenneco Automotive, Inc.* ..........         77,044
        693     Tetra Tech, Inc.* ..................         11,656
      1,200     TRM Corp.* .........................         18,228
        544     United Rentals, Inc.* ..............         10,722
        510     United Stationers, Inc.* ...........         24,409
        100     Universal Technical Institute,
                Inc.* ..............................          3,561
      2,125     UNOVA, Inc.* .......................         74,332
      1,263     URS Corp.* .........................         51,013
        660     US Airways Group, Inc.* ............         13,867
        350     UTI Worldwide, Inc. ................         27,195
        823     Wabtec Corp. .......................         22,451
      1,300     Watson Wyatt & Co.
                Holdings ...........................         35,035
        200     WESCO International, Inc.* .........          6,774
        800     World Air Holdings, Inc.* ..........          8,480
        300     York International Corp. ...........         16,821

                                                     --------------
                                                          1,752,235
                                                     --------------
Information Technology - 23.6%
      4,425     Acxiom Corp. .......................         82,836
        825     Advent Software, Inc.* .............         22,225
      8,700     Aeroflex, Inc.* ....................         81,432
      1,727     Agilysys, Inc. .....................         29,083

                    See Notes to Statements of Investments.
                                       17

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        725     Alliance Data Systems
                Corp.* ............................. $       28,384
        700     Altiris, Inc.* .....................         10,703
        200     American Reprographics
                Co.* ...............................          3,420
      1,100     AMIS Holdings, Inc.* ...............         13,046
        400     Anixter International, Inc.* .......         16,132
        900     Anteon International Corp.*.........         38,484
      3,300     ATMI, Inc.* ........................        102,300
      1,600     Avid Technology, Inc.* .............         66,240
      3,450     Avocent Corp.* .....................        109,158
      2,100     Axcelis Technologies, Inc.* ........         10,962
      2,100     BE Aerospace, Inc.* ................         34,797
        400     BEI Technologies, Inc. .............         13,996
      1,600     Bell Microproducts, Inc.* ..........         16,048
      3,925     Benchmark Electronics,
                Inc.* ..............................        118,221
      3,400     Brocade Communications
                Systems, Inc.* .....................         13,872
      1,900     Brooks Automation, Inc.* ...........         25,327
        520     Cabot Microelectronics
                Corp.* .............................         15,278
      1,300     CACI International, Inc.,
                Class A* ...........................         78,780
      2,600     Ceridian Corp.* ....................         53,950
      1,700     Cirrus Logic, Inc.* ................         12,903
        600     Comtech Telecommuni-
                cations Corp.* .....................         24,882
        983     Covansys Corp.* ....................         15,689
      1,781     CSG Systems International,
                Inc.* ..............................         38,665
      1,400     Cymer, Inc.* .......................         43,848
      1,240     Digital River, Inc.* ...............         43,214
      4,475     Digitas, Inc.* .....................         50,836
      1,725     Diodes, Inc.* ......................         62,548
        700     DSP Group, Inc.* ...................         17,962
      1,600     Emulex Corp.* ......................         32,336
        700     Epicor Software Corp.* .............          9,100
      1,480     eResearch Technology, Inc.*.........         21,001
      1,808     ESCO Technologies, Inc.* ...........         90,527

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        480     F5 Networks, Inc.* ................. $       20,866
        610     Factset Research Systems,
                Inc. ...............................         21,496
        525     Fair Isaac Corp. ...................         23,520
        775     FARO Technologies, Inc.* ...........         15,105
      2,900     FEI Co.* ...........................         55,825
        800     Global Imaging Systems,
                Inc.* ..............................         27,240
      1,300     Hyperion Solutions Corp.* ..........         63,245
        620     II-VI, Inc.* .......................         10,999
        800     Informatica Corp.* .................          9,616
        200     Infospace, Inc.* ...................          4,774
        847     Interdigital Communications
                Corp.* .............................         16,635
      1,375     International Rectifier
                Corp.* .............................         61,985
      1,600     InterVoice, Inc.* ..................         14,416
        792     Intrado, Inc.* .....................         14,280
        200     iPayment, Inc.* ....................          7,568
      1,000     Itron, Inc.* .......................         45,660
        750     Kronos, Inc.* ......................         33,480
      4,969     Kulicke & Soffa Industries,
                Inc.* ..............................         36,025
        744     Lexar Media, Inc.* .................          4,762
      1,000     Macrovision Corp.* .................         19,100
      1,100     Magma Design Automation,
                Inc.* ..............................          8,932
      2,700     Mantech International Corp.,
                Class A* ...........................         71,307
      1,400     Mattson Technology, Inc.* ..........         10,514
      2,575     MAXIMUS, Inc. ......................         92,056
      1,346     Mentor Graphics Corp.* .............         11,576
      4,458     Microtune, Inc.* ...................         27,773
      4,100     MIPS Technologies, Inc.* ...........         28,003
      4,425     MPS Group, Inc.* ...................         52,215
      4,900     Napster, Inc.* .....................         19,600
      1,937     Omnivision Technologies,
                Inc.* ..............................         24,445
      5,737     ON Semiconductor Corp.* ............         29,660
        800     Packeteer, Inc.* ...................         10,040

                    See Notes to Statements of Investments.
                                       18

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        500     Palm, Inc.* ........................ $       14,165
      1,500     Paxar Corp.* .......................         25,275
      1,913     Perot Systems Corp., Class
                A* .................................         27,069
      1,100     Per-Se Technologies, Inc.* .........         22,726
      1,300     Photon Dynamics, Inc.* .............         24,895
        700     Plexus Corp.* ......................         11,963
      3,600     PMC - Sierra, Inc.* ................         31,716
      3,600     Polycom, Inc.* .....................         58,212
        910     Power Integrations, Inc.* ..........         19,792
      3,950     Progress Software Corp.* ...........        125,491
      1,700     ProQuest Co.* ......................         61,540
        440     Quality Systems, Inc.* .............         30,400
      3,450     Radisys Corp.* .....................         66,930
        500     Renaissance Learning, Inc.*.........          8,900
        741     RF Micro Devices, Inc.* ............          4,187
      4,425     RightNow Technologies,
                Inc.* ..............................         65,136
      2,200     Rogers Corp.* ......................         85,140
        694     SafeNet, Inc.* .....................         25,199
      1,210     Sapient Corp.* .....................          7,562
      1,010     ScanSoft, Inc.* ....................          5,383
        860     ScanSource, Inc.* ..................         41,916
      1,800     Serena Software, Inc.* .............         35,874
      1,450     SI International, Inc.* ............         44,906
        790     Sigmatel, Inc.* ....................         15,990
      4,067     Silicon Image, Inc.* ...............         36,156
      2,200     Silicon Storage Technology,
                Inc.* ..............................         11,836
      1,680     Sohu.com, Inc.* ....................         28,778
        400     SS&C Technologies, Inc.* ...........         14,656
        100     Stratasys, Inc.* ...................          2,970
      1,256     Synaptics, Inc.* ...................         23,613
      2,156     Taser International, Inc.* .........         13,303
      2,525     Tessera Technologies, Inc.*.........         75,523
        100     Travelzoo, Inc.* ...................          2,219
        300     Ulticom, Inc.* .....................          3,309
      4,275     Valueclick, Inc.* ..................         73,060

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        900     Varian Semiconductor
                Equipment Associates, Inc.*......... $       38,133
        600     Vasco Data Security
                International, Inc.* ...............          5,442
        531     Verint Systems, Inc.* ..............         21,739
        722     Vishay Intertechnology,
                Inc.* ..............................          8,628
        328     Websense, Inc.* ....................         16,797
        900     Wind River Systems, Inc.* ..........         11,637

                                                     --------------
                                                          3,589,069
                                                     --------------
Materials - 1.2%
        200     Aleris International, Inc.* ........          5,490
        353     Caraustar Industries, Inc.* ........          3,876
        106     Century Aluminum Co.* ..............          2,383
      6,008     Covanta Holding Corp.* .............         80,687
        930     Crown Holdings, Inc.* ..............         14,824
      1,475     MacDermid, Inc. ....................         38,734
        200     Symyx Technologies, Inc.* ..........          5,224
        700     Titanium Metals Corp.* .............         27,692

                                                     --------------
                                                            178,910
                                                     --------------
Telecommunication Services - 3.2%
      3,147     Alamosa Holdings, Inc.* ............         53,845
      3,144     Cincinnati Bell, Inc.* .............         13,865
        590     Commonwealth Telephone
                Enterprises, Inc. ..................         22,243
     12,339     Dobson Communications
                Corp., Class A* ....................         94,763
        600     Essex Corp.* .......................         13,002
        316     Expedia, Inc.* .....................          6,260
        250     Golden Telecom, Inc. ...............          7,892
        316     IAC/InterActive Corp.* .............          8,011
        900     Ixia* ..............................         13,239
        600     Novatel Wireless, Inc.* ............          8,682
      8,100     Powerwave Technologies,
                Inc.* ..............................        105,219
      1,000     SBA Communications Corp.,
                Class A* ...........................         15,450
      2,676     Sonus Networks, Inc.* ..............         15,521

                    See Notes to Statements of Investments.
                                       19

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Telecommunication Services
(continued)
      3,090          Talk America Holdings,
                     Inc.* ......................... $       29,139
      5,300          Ubiquitel, Inc.* ..............         46,322
        500          USA Mobility, Inc.* ...........         13,490
      2,400          Wireless Facilities, Inc.* ....         13,920

                                                     --------------
                                                            480,863
                                                     --------------
Utilities - 0.2%
      1,610          CMS Energy Corp.* .............         26,485
                                                     --------------
Total Common Stock
(Cost $13,057,593)                                       15,076,540
                                                     --------------
WARRANTS - 0.0%#
        241          Optical Cable Corp.
                     (Cost $0)*(a)..................              0
                                                     --------------
Total Investments - 99.0%
(Cost $13,057,593)                                   $   15,076,540
Other Assets & Liabilities, Net - 1.0%                      150,903
                                                     --------------
NET ASSETS - 100.0%                                  $   15,227,443
                                                     ==============

     # Amount represents less than 0.1%.
     * Non-income producing security.
  (a) Amount represents less than $1.00.

                    See Notes to Statements of Investments.
                                       20

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
COMMON STOCK - 98.4%
Consumer Discretionary - 15.2%
        846     American Greetings Corp.,
                Class A ............................ $       23,180
        400     American Woodmark Corp..............         13,440
      1,000     Ameristar Casinos, Inc. ............         20,840
        830     Argosy Gaming Co.* .................         39,002
      1,000     Asbury Automotive Group,
                Inc.* ..............................         17,030
      1,300     Audiovox Corp., Class A* ...........         18,174
      1,300     Aztar Corp.* .......................         40,053
      1,300     Beazer Homes USA, Inc. .............         76,271
        571     Bebe Stores, Inc. ..................          9,992
        300     Blair Corp. ........................         11,067
      2,200     Bluegreen Corp.* ...................         38,830
         42     Bon-Ton Stores, Inc. (The) .........            816
        700     Building Material Holding
                Corp. ..............................         65,233
     13,345     CBIZ, Inc.* ........................         68,060
      5,820     Charming Shoppes, Inc.* ............         62,099
      5,100     Commercial Vehicle Group,
                Inc.* ..............................        106,794
      4,100     Cox Radio, Inc., Class A* ..........         62,320
      2,489     CSK Auto Corp.* ....................         37,036
      2,100     Cumulus Media, Inc., Class
                A* .................................         26,229
        900     Dick's Sporting Goods, Inc.*........         27,099
      2,997     Entravision Communications
                Corp., Class A* ....................         23,586
      1,625     First Cash Financial Services,
                Inc.* ..............................         42,770
      7,100     Fossil, Inc.* ......................        129,149
      1,200     Furniture Brands
                International, Inc. ................         21,636
      2,263     GameStop Corp., Class B* ...........         64,247
        200     Genesco, Inc.* .....................          7,448
      2,400     Group 1 Automotive, Inc.* ..........         66,240
     11,000     Gymboree Corp.* ....................        150,040
      2,800     Hayes Lemmerz
                International, Inc.* ...............         12,544

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      2,737     Insight Communications Co.,
                Inc., Class A* ..................... $       31,831
      1,000     Isle of Capri Casinos, Inc.* .......         21,380
      1,500     Jo-Ann Stores, Inc.* ...............         25,950
         23     Journal Register Co.* ..............            372
        410     K2, Inc.* ..........................          4,674
        970     La Quinta Corp.* ...................          8,429
      4,110     Laidlaw International, Inc.* .......         99,339
      7,713     Lin TV Corp., Class A* .............        107,596
      2,194     Linens 'n Things, Inc.* ............         58,580
      2,792     Lithia Motors, Inc., Class A .......         80,912
      2,800     Men's Wearhouse, Inc.* .............         74,760
      1,400     Modine Manufacturing Co. ...........         51,352
         58     Navigant International, Inc.*.......            718
      3,450     Pantry, Inc. (The)* ................        128,926
      6,241     Payless Shoesource, Inc.* ..........        108,593
      1,282     Perry Ellis International,
                Inc.* ..............................         27,871
      3,441     Phillips-Van Heusen ................        106,740
      4,596     Primedia, Inc.* ....................         18,798
      2,000     R.H. Donnelley Corp.* ..............        126,520
        570     Retail Ventures, Inc.* .............          6,259
      1,030     Scholastic Corp.* ..................         38,069
      1,430     ShopKo Stores, Inc.* ...............         36,494
      1,000     Silgan Holdings, Inc. ..............         33,260
        500     Smart & Final, Inc.* ...............          6,470
      1,400     Sonic Automotive, Inc. .............         31,108
      2,100     Speedway Motorsports, Inc...........         76,293
      1,050     Stage Stores, Inc. .................         28,214
      2,428     Sunterra Corp.* ....................         31,880
      3,232     Trans World Entertainment*..........         25,500
      1,400     United Auto Group, Inc. ............         46,256
      2,247     Vail Resorts, Inc.* ................         64,601
        486     Vertrue, Inc.* .....................         17,666
      3,866     Warnaco Group, Inc. (The)*..........         84,704
      1,528     WCI Communities, Inc.* .............         43,349
      1,800     West Marine, Inc.* .................         26,604
      1,260     Wolverine World Wide, Inc...........         26,523

                    See Notes to Statements of Investments.
                                       21

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,700     Zale Corp.* ........................ $       46,206

                                                     --------------
                                                          3,034,022
                                                     --------------
Consumer Staples - 3.9%
      5,601     Alliance One International,
                Inc. ...............................         19,827
      6,700     Casey's General Stores, Inc.........        155,440
      1,800     Chiquita Brands
                International, Inc. ................         50,310
     13,300     Del Monte Foods Co.* ...............        142,709
      1,400     Hansen Natural Corp.* ..............         65,912
      8,800     Interstate Bakeries* ...............         82,720
      1,600     Nash Finch Co. .....................         67,504
      8,800     Premium Standard Farms,
                Inc.* ..............................        130,416
      1,700     Spartan Stores, Inc.* ..............         17,510
      1,720     Spectrum Brands, Inc.* .............         40,506
        372     Universal Corp. ....................         14,445

                                                     --------------
                                                            787,299
                                                     --------------
Energy - 12.9%
      1,200     ATP Oil & Gas Corp.* ...............         39,408
      1,600     Cabot Oil & Gas Corp. ..............         80,816
      3,691     Callon Petroleum Co.* ..............         77,253
      1,200     Cimarex Energy Co.* ................         54,396
      3,900     Denbury Resources, Inc.* ...........        196,716
     12,730     Endeavour International
                Corp.* .............................         63,650
      6,227     Forest Oil Corp.* ..................        324,427
      1,835     Giant Industries, Inc.* ............        107,421
      1,700     Goodrich Petroleum Corp.*...........         39,899
      2,040     Hanover Compressor Co.* ............         28,274
      8,451     Harvest Natural Resources,
                Inc.* ..............................         90,679
      1,800     Lone Star Technologies,
                Inc.* ..............................        100,062
      9,449     Meridian Resource Corp.* ...........         39,402
      1,400     Oceaneering International,
                Inc.* ..............................         74,774
      1,205     Offshore Logistics, Inc.* ..........         44,585

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
      3,900     PetroHawk Energy Corp.* ............ $       56,199
      5,000     Range Resources Corp. ..............        193,050
      2,600     Southwestern Energy Co.* ...........        190,840
      1,300     St. Mary Land & Exploration
                Co. ................................         47,580
     14,100     Stolt Offshore SA ADR* .............        163,278
      2,700     Swift Energy Co.* ..................        123,525
        586     Tesoro Corp. .......................         39,403
        150     Tetra Technologies, Inc.* ..........          4,683
      6,554     Toreador Resources Corp.* ..........        232,011
     21,404     Transmontaigne, Inc.* ..............        171,018
        100     Universal Compression
                Holdings, Inc.* ....................          3,977

                                                     --------------
                                                          2,587,326
                                                     --------------
Financials - 24.8%
      1,109     21st Century Insurance
                Group ..............................         17,689
      1,350     Affiliated Managers Group,
                Inc.* ..............................         97,767
        993     Alexandria Real Estate
                Equities, Inc. .....................         82,111
        100     AMCORE Financial, Inc. .............          3,121
      4,492     American Equity Investment
                Life Holding Co. ...................         50,984
      3,203     American Home Mortgage
                Investment Corp. ...................         97,051
        932     American Physicians Capital,
                Inc.* ..............................         45,789
     12,400     Anthracite Capital, Inc. ...........        143,592
     10,014     Anworth Mortgage Asset
                Corp. ..............................         82,816
        500     Ashford Hospitality Trust,
                Inc. ...............................          5,380
        100     Asta Funding, Inc. .................          3,036
      4,555     Bancorp, Inc.* .....................         72,834
      4,300     BankAtlantic Bancorp, Inc.,
                Class A ............................         73,057
        300     Chittenden Corp. ...................          7,953
        300     Citizens Banking Corp. .............          8,520

                    See Notes to Statements of Investments.
                                       22

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
        323     Clifton Savings Bancorp,
                Inc. ............................... $        3,327
        375     Colonial Properties Trust ..........         16,680
      1,002     Commercial Capital
                Bancorp, Inc. ......................         17,034
      1,106     Commercial Federal Corp. ...........         37,759
      1,400     Credit Acceptance Corp.* ...........         20,160
         90     CVB Financial Corp. ................          1,674
      2,000     Delphi Financial Group,
                Class A ............................         93,600
        466     Donegal Group, Inc., Class
                A ..................................         10,112
        200     EMC Insurance Group, Inc............          3,610
         57     Equity One, Inc. ...................          1,325
        322     eSPEED, Inc., Class A* .............          2,441
      2,511     FelCor Lodging Trust, Inc.* ........         38,042
        430     Financial Federal Corp. ............         17,114
        600     First Citizens BancShares,
                Inc., Class A ......................        102,390
      1,260     First Community Bancshares,
                Inc. ...............................         36,968
        737     First Financial Bankshares,
                Inc. ...............................         25,670
      3,100     First Industrial Realty Trust,
                Inc. ...............................        124,155
      6,700     First Niagara Financial
                Group, Inc. ........................         96,748
      2,950     First Republic Bank ................        103,929
        734     FirstFed Financial Corp.* ..........         39,497
      3,900     Franklin Bank Corp.* ...............         62,985
        185     Gabelli Asset Management,
                Inc., Class A ......................          8,482
         81     GATX Corp. .........................          3,204
      1,101     Glacier Bancorp, Inc. ..............         33,988
        574     Harleysville Group, Inc. ...........         13,776
        327     Harleysville National Corp. ........          7,178
        642     Heritage Property
                Investment Trust ...................         22,470
      1,964     Highwoods Properties, Inc...........         57,958
        800     Home Properties, Inc. ..............         31,400

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      9,700     HomeBanc Corp. ..................... $       74,884
      1,051     IBERIABANK Corp. ...................         55,861
        261     Independent Bank Corp. .............          7,929
      2,300     IndyMac Bancorp, Inc. ..............         91,034
      3,859     Investment Technology
                Group, Inc.* .......................        114,226
      1,028     Investors Real Estate Trust ........          9,766
        500     Irwin Financial Corp. ..............         10,195
        310     ITLA Capital Corp.* ................         16,272
      1,966     Jones Lang LaSalle, Inc.* ..........         90,554
      2,800     Knight Capital Group, Inc.,
                Class A* ...........................         23,268
        500     Lakeland Financial Corp. ...........         20,675
        253     LandAmerica Financial
                Group, Inc. ........................         16,356
        165     LTC Properties, Inc. ...............          3,498
      1,606     MAF Bancorp, Inc. ..................         65,846
      9,766     MCG Capital Corp. ..................        164,752
      5,393     MeriStar Hospitality Corp.* ........         49,238
      3,000     Metris Cos., Inc.* .................         43,890
        500     Midland Co. (The) ..................         18,015
        100     Mid-State Bancshares ...............          2,751
        200     National Health Investors,
                Inc. ...............................          5,522
        190     Navigators Group, Inc.* ............          7,091
      1,216     NBT Bancorp, Inc. ..................         28,685
      6,500     New York Mortgage Trust,
                Inc. ...............................         48,555
      2,506     Newcastle Investment Corp...........         69,917
      1,200     Odyssey Re Holdings Corp............         30,648
      1,900     Ohio Casualty Corp. ................         51,528
        755     Old National Bancorp ...............         16,021
        917     Omega Healthcare Investors,
                Inc. ...............................         12,765
        420     Pennsylvania Real Estate
                Investment Trust ...................         17,716
      2,321     PFF Bancorp, Inc. ..................         70,234
        600     Philadelphia Consolidated
                Holding Corp.* .....................         50,940
     16,104     Phoenix Cos., Inc. .................        196,469

                    See Notes to Statements of Investments.
                                       23

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
        900     Piper Jaffray Cos.* ................ $       26,874
      7,300     PMA Capital Corp., Class A*.........         64,094
        821     Portfolio Recovery
                Associates, Inc.* ..................         35,451
      4,620     Prentiss Properties Trust ..........        187,572
        420     ProAssurance Corp.* ................         19,601
      1,072     Prosperity Bancshares, Inc. ........         32,428
      2,830     Provident Bankshares Corp...........         98,427
      1,600     RAIT Investment Trust ..............         45,600
      1,000     Ramco-Gershenson
                Properties Trust ...................         29,190
      1,638     Republic Bancorp, Inc. .............         23,161
        500     RLI Corp. ..........................         23,130
        300     Safety Insurance Group, Inc.........         10,677
      1,303     Santander BanCorp ..................         32,093
      1,400     Saxon Capital, Inc. ................         16,590
        700     Selective Insurance Group,
                Inc. ...............................         34,230
      4,540     Senior Housing Properties
                Trust ..............................         86,260
      1,815     Sterling Financial Corp.* ..........         40,928
      1,390     Sun Bancorp, Inc.* .................         29,315
      7,400     Sunset Financial Resources,
                Inc. ...............................         59,570
        334     Susquehanna Bancshares,
                Inc. ...............................          8,029
      1,500     SVB Financial Group* ...............         72,960
        700     Texas Capital Bancshares,
                Inc.* ..............................         14,805
      5,205     Trammell Crow Co.* .................        128,459
        400     United Community Banks,
                Inc. ...............................         11,400
      1,300     United Fire & Casualty Co. .........         58,643
        132     Universal Health Realty
                Income Trust .......................          4,389
        131     USB Holding Co., Inc. ..............          2,993
      3,238     Walter Industries, Inc. ............        158,403
        700     Western Sierra Bancorp* ............         24,108
      3,268     World Acceptance Corp.* ............         83,040
      1,200     WSFS Financial Corp. ...............         70,668

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,800     Zenith National Insurance
                Corp. .............................. $      112,842

                                                     --------------
                                                          4,956,407
                                                     --------------
Health Care - 5.2%
     10,355     Aastrom Biosciences, Inc.* .........         24,334
      5,456     Alpharma, Inc., Class A ............        135,691
      2,316     Arena Pharmaceuticals,
                Inc.* ..............................         22,928
        400     Arqule, Inc.* ......................          3,132
        720     Beverly Enterprises, Inc.* .........          8,820
        600     Bio-Rad Laboratories, Inc.,
                Class A* ...........................         32,994
      1,800     Cantel Medical Corp.* ..............         37,872
      2,107     Chemed Corp. .......................         91,317
      2,200     Conmed Corp.* ......................         61,336
      2,211     CuraGen Corp.* .....................         10,944
      4,746     Durect Corp.* ......................         32,510
      4,066     Enzon Pharmaceuticals,
                Inc.* ..............................         26,958
      2,704     Gentiva Health Services,
                Inc.* ..............................         48,997
        829     Immunogen, Inc.* ...................          6,085
        937     Invacare Corp. .....................         39,045
      1,600     Kindred Healthcare, Inc.* ..........         47,680
      1,000     Kos Pharmaceuticals, Inc.* .........         66,930
      1,400     Lifecell Corp.* ....................         30,282
        140     LifePoint Hospitals, Inc.* .........          6,122
        200     Matria Healthcare, Inc.* ...........          7,550
      1,500     Momenta Pharmaceuticals,
                Inc.* ..............................         40,875
      7,800     OCA, Inc.* .........................         11,700
      1,719     Orchid Cellmark, Inc.* .............         14,612
        900     Pediatrix Medical Group,
                Inc.* ..............................         69,138
        900     Res-Care, Inc.* ....................         13,851
      9,731     Savient Pharmaceuticals,
                Inc.* ..............................         36,686
      1,800     Serologicals Corp.* ................         40,608

                    See Notes to Statements of Investments.
                                       24

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,100     Sybron Dental Specialties,
                Inc.* .............................. $       45,738
      1,100     Threshold Pharmaceuticals,
                Inc.* ..............................         15,015
        442     West Pharmaceutical
                Services, Inc. .....................         13,114

                                                     --------------
                                                          1,042,864
                                                     --------------
Industrials - 14.4%
        755     ABM Industries, Inc. ...............         15,711
        100     AGCO Corp.* ........................          1,820
      1,100     Alaska Air Group, Inc.* ............         31,966
        600     Alderwoods Group, Inc.* ............          9,828
        400     American Superconductor
                Corp.* .............................          4,140
        800     Applied Industrial
                Technologies, Inc. .................         28,704
      3,362     Blount International, Inc.* ........         59,306
      1,673     C&D Technologies, Inc. .............         15,743
      1,444     Cascade Corp. ......................         70,323
      2,262     Casella Waste Systems, Inc.,
                Class A* ...........................         29,700
      2,467     Continental Airlines, Inc.,
                Class B* ...........................         23,831
      2,533     Corrections Corp. of
                America* ...........................        100,560
        800     Curtiss-Wright Corp. ...............         49,368
        300     DiamondCluster
                International, Inc.* ...............          2,274
      1,500     Dollar Thrifty Automotive
                Group* .............................         50,505
      1,400     EnPro Industries, Inc.* ............         47,166
        200     Federal Signal Corp. ...............          3,418
        122     Flowserve Corp.* ...................          4,435
      4,140     FTI Consulting, Inc.* ..............        104,576
        180     G&K Services, Inc., Class A ........          7,090
      1,200     Gardner Denver, Inc.* ..............         53,520
     10,100     General Cable Corp.* ...............        169,680
        947     Genesee & Wyoming, Inc.,
                Class A* ...........................         30,020

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        800     Genlyte Group, Inc.* ............... $       38,464
      7,900     Griffon Corp.* .....................        194,340
        400     Imagistics International,
                Inc.* ..............................         16,740
      1,950     Innovative Solutions &
                Support, Inc.* .....................         30,283
      9,000     Jorgensen (Earle M.) Co.* ..........         85,770
        600     Kelly Services, Inc., Class A.......         18,396
      4,100     Kennametal, Inc. ...................        201,064
      2,600     Lincoln Electric Holdings,
                Inc. ...............................        102,440
      4,700     Marten Transport, Ltd.* ............        118,910
      6,451     Metal Management, Inc. .............        163,533
         19     Moog, Inc., Class A* ...............            561
      1,100     Mueller Industries, Inc. ...........         30,547
        500     NCO Group, Inc.* ...................         10,330
      3,686     Orbital Sciences Corp.* ............         46,075
         88     Pacer International, Inc.* .........          2,320
        100     Proliance International,
                Inc.* ..............................            548
     17,500     Quaker Fabric Corp. ................         48,475
      1,300     Ritchie Bros Auctioneers,
                Inc. ...............................         57,187
      8,500     Sauer-Danfoss, Inc. ................        170,000
      2,744     Stewart Enterprises, Inc.,
                Class A ............................         18,193
      2,300     TeleTech Holdings, Inc.* ...........         23,046
      5,200     Tenneco Automotive, Inc.* ..........         91,052
      2,958     Thomas & Betts Corp.* ..............        101,785
      2,408     TRM Corp.* .........................         36,577
        403     United Rentals, Inc.* ..............          7,943
      1,637     United Stationers, Inc.* ...........         78,347
        500     Universal Forest Products,
                Inc. ...............................         28,660
      1,608     UNOVA, Inc.* .......................         56,248
      2,641     URS Corp.* .........................        106,670
        520     Washington Group
                International, Inc.* ...............         28,023
        400     Waste Connections, Inc.* ...........         14,032

                    See Notes to Statements of Investments.
                                       25

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        810     York International Corp. ........... $       45,417

                                                     --------------
                                                          2,885,660
                                                     --------------
Information Technology - 7.2%
      2,048     Adaptec, Inc.* .....................          7,844
      8,461     Agilysys, Inc. .....................        142,483
      1,300     Anixter International, Inc.* .......         52,429
      1,900     Applied Micro Circuits
                Corp.* .............................          5,700
        262     Atmel Corp.* .......................            540
      2,899     Axcelis Technologies, Inc.* ........         15,133
      6,346     Bell Microproducts, Inc.* ..........         63,650
        750     Benchmark Electronics,
                Inc.* ..............................         22,590
        984     BISYS Group, Inc.* .................         13,215
      3,762     Ciber, Inc.* .......................         27,951
        200     Coherent, Inc.* ....................          5,856
      1,600     Conexant Systems, Inc.* ............          2,864
      1,400     Electronics for Imaging* ...........         32,116
      4,500     Excel Technology, Inc.* ............        115,605
        210     Imation Corp. ......................          9,003
      1,000     Infocrossing, Inc.* ................          9,190
      5,400     Keithley Instruments, Inc. .........         78,840
      3,400     Kulicke & Soffa Industries,
                Inc.* ..............................         24,650
     17,800     Mattson Technology, Inc.* ..........        133,678
      2,600     McData Corp., Class A* .............         13,624
        800     Metrologic Instruments,
                Inc.* ..............................         14,552
      4,200     Microtune, Inc.* ...................         26,166
      1,200     MIPS Technologies, Inc.* ...........          8,196
        300     MPS Group, Inc.* ...................          3,540
        900     Palm, Inc.* ........................         25,497
        400     Paxar Corp.* .......................          6,740
        600     Perot Systems Corp., Class
                A* .................................          8,490
      1,380     Per-Se Technologies, Inc.* .........         28,511
        100     Photronics, Inc.* ..................          1,940
        700     ProQuest Co.* ......................         25,340

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
     54,800     Quantum Corp.* ..................... $      169,332
      8,000     Radio One, Inc., Class D* ..........        105,200
        900     Radisys Corp.* .....................         17,460
      1,331     Rofin-Sinar Technologies,
                Inc.* ..............................         50,565
      1,088     ScanSource, Inc.* ..................         53,029
     13,323     Silicon Storage Technology,
                Inc.* ..............................         71,678
        600     Synaptics, Inc.* ...................         11,280
        790     SYNNEX Corp.* ......................         13,303
      2,000     Ulticom, Inc.* .....................         22,060

                                                     --------------
                                                          1,439,840
                                                     --------------
Materials - 7.5%
      3,500     Agrium, Inc. .......................         76,895
      5,500     Aleris International, Inc.* ........        150,975
        600     Aptargroup, Inc. ...................         29,886
      4,000     Bowater, Inc. ......................        113,080
     11,130     Buckeye Technologies, Inc.*.........         90,376
      4,400     Caraustar Industries, Inc.* ........         48,312
      4,874     Century Aluminum Co.* ..............        109,568
      3,634     Crown Holdings, Inc.* ..............         57,926
      7,350     Gibraltar Industries, Inc. .........        168,094
      5,700     Glatfelter .........................         80,313
        122     NewMarket Corp.* ...................          2,115
      2,400     Pope & Talbot, Inc. ................         24,504
      2,600     RBC Bearings, Inc.* ................         41,470
        900     RTI International Metals,
                Inc.* ..............................         35,415
     14,100     Sappi, Ltd. ADR ....................        166,239
        300     Schnitzer Steel Industries,
                Inc., Class A ......................          9,771
      3,200     Smurfit-Stone Container
                Corp.* .............................         33,152
        632     Terra Industries, Inc.* ............          4,203
      2,600     Titanium Metals Corp.* .............        102,856
     10,700     Wausau Paper Corp. .................        133,857
      2,200     Wellman, Inc. ......................         13,926

                                                     --------------
                                                          1,492,933
                                                     --------------

                    See Notes to Statements of Investments.
                                       26

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Telecommunication Services - 2.7%
      1,156     Alamosa Holdings, Inc.* ............ $       19,779
        700     Anaren, Inc.* ......................          9,870
     16,920     Cincinnati Bell, Inc.* .............         74,617
        300     Commonwealth Telephone
                Enterprises, Inc. ..................         11,310
     10,827     Dobson Communications
                Corp., Class A* ....................         83,151
      1,100     Essex Corp.* .......................         23,837
      2,900     IDT Corp., Class B* ................         35,351
         12     Oplink Communications,
                Inc.* ..............................             18
      3,700     Powerwave Technologies,
                Inc.* ..............................         48,063
     18,573     Talk America Holdings,
                Inc.* ..............................        175,144
      2,500     Ubiquitel, Inc.* ...................         21,850
      1,100     USA Mobility, Inc.* ................         29,678

                                                     --------------
                                                            532,668
                                                     --------------
Utilities - 4.6%
      3,000     Atmos Energy Corp. .................         84,750
      2,800     Avista Corp. .......................         54,320
      3,056     Black Hills Corp. ..................        132,539
        169     California Water Service
                Group ..............................          6,963
      2,930     CMS Energy Corp.* ..................         48,198
        960     Energen Corp. ......................         41,530
      2,485     Peoples Energy Corp. ...............         97,859
     18,028     Sierra Pacific Resources* ..........        267,716
        930     Southern Union Co.* ................         23,966
      1,008     UIL Holdings Corp. .................         52,728
      3,148     Unisource Energy Corp. .............        104,640

                                                     --------------
                                                            915,209
                                                     --------------

Total Investments -
       98.4%
(Cost $16,306,935)                                   $   19,674,228
Other Assets &                                              310,065
                                                     --------------
Liabilities, Net -
        1.6%
NET ASSETS - 100.0%                                  $   19,984,293
                                                     ==============

      ADR - American Depository Receipt.

     * Non-income producing security.

                    See Notes to Statements of Investments.
                                       27

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
COMMON STOCK - 99.8%
Consumer Discretionary - 11.2%
        100     1-800-FLOWERS.COM, Inc.,
                Class A* ........................... $          701
        200     4Kids Entertainment, Inc.* .........          3,478
        500     99 Cents Only Stores* ..............          4,625
        200     A.C. Moore Arts & Crafts,
                Inc.* ..............................          3,836
      1,350     Aaron Rents, Inc. ..................         28,553
      1,200     Abercrombie & Fitch Co.,
                Class A ............................         59,820
      1,000     Accuride Corp.* ....................         13,810
        400     Action Performance Cos.,
                Inc. ...............................          5,000
      1,350     Advance Auto Parts* ................         52,218
        650     Aeropostale, Inc.* .................         13,812
        200     AFC Enterprises* ...................          2,308
        200     Aldila, Inc. .......................          4,850
      1,400     American Eagle Outfitters ..........         32,942
        600     American Greetings Corp.,
                Class A ............................         16,440
        200     American Technology
                Corp.* .............................          1,020
        200     American Woodmark Corp..............          6,720
        300     America's Car-Mart, Inc.* ..........          5,382
        400     Ameristar Casinos, Inc. ............          8,336
        750     AnnTaylor Stores Corp.* ............         19,912
        950     Applebees International,
                Inc. ...............................         19,656
        100     Applica, Inc.* .....................            167
        200     Argosy Gaming Co.* .................          9,398
      1,950     ArvinMeritor, Inc. .................         32,604
        200     Asbury Automotive Group,
                Inc.* ..............................          3,406
        200     Ashworth, Inc.* ....................          1,366
        200     Audiovox Corp., Class A* ...........          2,796
      2,300     Autonation, Inc.* ..................         45,931
        700     Autozone, Inc.* ....................         58,275
      1,300     Aztar Corp.* .......................         40,053
        200     Bandag, Inc. .......................          8,572
        700     Barnes & Noble, Inc.* ..............         26,390

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        450     Bebe Stores, Inc. .................. $        7,875
      3,600     Bed Bath & Beyond, Inc.* ...........        144,648
      1,200     Belo Corp. .........................         27,432
      4,650     Best Buy Co., Inc. .................        202,414
        200     Big 5 Sporting Goods Corp...........          4,772
      1,600     Big Lots, Inc.* ....................         17,584
        800     BJ's Wholesale Club, Inc.* .........         22,240
      1,000     Black & Decker Corp. ...............         82,090
      2,500     Blockbuster, Inc., Class A .........         11,875
        400     Bluegreen Corp.* ...................          7,060
        400     Bon-Ton Stores, Inc. (The) .........          7,768
      1,800     Borders Group, Inc. ................         39,906
        740     BorgWarner, Inc. ...................         41,780
        500     Boyd Gaming Corp. ..................         21,560
      1,000     Brinker International, Inc.* .......         37,560
        200     Brown Shoe Co., Inc. ...............          6,600
      1,200     Brunswick Corp. ....................         45,276
        200     Build-A-Bear Workshop,
                Inc.* ..............................          4,460
        200     Bush Industries Escrow*(a) .........              0
      1,400     Cabela's, Inc., Class A* ...........         25,718
      2,800     Cablevision Systems Corp.,
                Class A* ...........................         85,876
        200     Cache, Inc.* .......................          3,046
      1,500     Callaway Golf Co. ..................         22,635
      1,190     Carmax, Inc.* ......................         37,211
      5,100     Carnival Corp. .....................        254,898
        100     Carter's, Inc.* ....................          5,680
      1,546     Catalina Marketing Corp. ...........         35,156
        300     Cato Corp., Class A (The) ..........          5,979
      1,000     CBRL Group, Inc. ...................         33,660
      1,500     Centex Corp. .......................         96,870
        100     Central Garden & Pet Co.* ..........          4,525
      1,800     Century Casinos, Inc.* .............         12,798
        700     Champion Enterprises, Inc.*.........         10,346
        800     Charlotte Russe Holding,
                Inc.* ..............................         10,656
      1,000     Charming Shoppes, Inc.* ............         10,670

                    See Notes to Statements of Investments.
                                       28

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        950     Cheesecake Factory (The)* .......... $       29,678
      2,200     Chico's FAS, Inc.* .................         80,960
        200     Childrens Place Retail Stores,
                Inc. (The)* ........................          7,128
      1,000     Christopher & Banks Corp. ..........         13,870
      2,200     Circuit City Stores, Inc. ..........         37,752
      1,600     Citadel Broadcasting Corp.*.........         21,968
        600     CKE Restaurants, Inc. ..............          7,908
        900     Claire's Stores, Inc. ..............         21,717
      6,387     Clear Channel Communi-
                cations, Inc. ......................        210,068
        200     CNS, Inc. ..........................          5,214
      4,600     Coach, Inc.* .......................        144,256
      1,000     Columbia Sportswear Co.* ...........         46,400
     27,122     Comcast Corp., Class A* ............        796,844
        600     Commercial Vehicle Group,
                Inc.* ..............................         12,564
        200     Comstock Homebuilding
                Cos., Inc., Class A* ...............          3,984
        200     Conn's, Inc.* ......................          5,544
        500     Cooper Tire & Rubber Co. ...........          7,635
      1,650     Copart, Inc.* ......................         39,386
        300     Cost Plus, Inc.* ...................          5,445
      1,200     Cost-U-Less, Inc.* .................          7,380
        500     Cox Radio, Inc., Class A* ..........          7,600
        157     CRA International, Inc.* ...........          6,545
        400     Cumulus Media, Inc., Class
                A* .................................          4,996
      1,300     Dana Corp. .........................         12,233
      1,800     Darden Restaurants, Inc. ...........         54,666
        200     Deckers Outdoor Corp.* .............          4,812
      5,476     Delphi Corp. .......................         15,114
        200     Department 56, Inc.* ...............          2,500
        200     Design Within Reach, Inc.* .........          1,806
      2,300     Dex Media, Inc. ....................         63,917
      1,800     Dillard's, Inc., Class A ...........         37,584
     10,902     DIRECTV Group, Inc.
                (The)* .............................        163,312
      3,531     Dollar General Corp. ...............         64,759

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,250     Dollar Tree Stores, Inc.* .......... $       27,062
        900     Donaldson Co., Inc. ................         27,477
        400     Dow Jones & Co., Inc. ..............         15,276
      3,573     DR Horton, Inc. ....................        129,414
      1,000     Dreamworks Animation* ..............         27,660
        200     Dress Barn, Inc.* ..................          4,552
        200     Dts, Inc.* .........................          3,368
        200     Dura Automotive Systems,
                Inc., Class A* .....................            804
      3,400     Eastman Kodak Co. ..................         82,722
     12,200     eBay, Inc.* ........................        502,640
      2,500     EchoStar Communications
                Corp., Class A .....................         73,925
      1,519     Emmis Communications
                Corp., Class A* ....................         33,555
        200     Empire Resorts, Inc.* ..............            902
      1,500     Entercom Communications
                Corp.* .............................         47,385
        800     Entravision Communications
                Corp., Class A* ....................          6,296
        900     EW Scripps Co., Class A ............         44,973
        200     Exide Technologies* ................          1,016
        900     EzCorp., Inc., Class A* ............         14,454
      1,900     Family Dollar Stores, Inc. .........         37,753
        400     Famous Dave's Of America,
                Inc.* ..............................          4,768
      4,074     Federated Department
                Stores, Inc. .......................        272,428
        300     Finish Line, Inc., Class A .........          4,377
        200     First Cash Financial Services,
                Inc.* ..............................          5,264
      1,800     Foot Locker, Inc. ..................         39,492
     20,935     Ford Motor Co. .....................        206,419
      1,800     Fortune Brands, Inc. ...............        146,394
      1,000     Fred's, Inc. .......................         12,510
        400     FTD Group, Inc.* ...................          4,140
        700     Furniture Brands
                International, Inc. ................         12,621
        600     GameStop Corp., Class A* ...........         18,882
        400     Gander Mountain Co.* ...............          3,596

                    See Notes to Statements of Investments.
                                       29

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      3,100     Gannett Co, Inc. ................... $      213,373
      7,650     Gap, Inc. (The) ....................        133,340
        200     Gaylord Entertainment Co.*..........          9,530
      2,600     Gemstar-TV Guide
                International, Inc.* ...............          7,696
      4,570     General Motors Corp. ...............        139,888
      1,760     Gentex Corp. .......................         30,624
      2,100     Genuine Parts Co. ..................         90,090
        800     Getty Images, Inc.* ................         68,832
      1,400     Gold Kist, Inc.* ...................         27,370
      2,200     Goodyear Tire & Rubber Co.
                (The)* .............................         34,298
        400     Goody's Family Clothing,
                Inc. ...............................          3,028
        500     Gray Television, Inc. ..............          5,295
        600     Great Wolf Resorts, Inc.* ..........          6,204
        300     Group 1 Automotive, Inc.* ..........          8,280
      1,400     GTECH Holdings Corp. ...............         44,884
        200     Guess?, Inc.* ......................          4,286
        200     Guitar Center, Inc.* ...............         11,042
      1,000     Gymboree Corp.* ....................         13,640
        200     Hancock Fabrics, Inc. ..............          1,346
      3,600     Harley-Davidson, Inc. ..............        174,384
        700     Harman International
                Industries, Inc. ...................         71,589
      2,108     Harrah's Entertainment, Inc.........        137,389
        650     Harte-Hanks, Inc. ..................         17,180
      1,750     Hasbro, Inc. .......................         34,388
        100     Hearst-Argyle Television,
                Inc. ...............................          2,569
        400     Helen of Troy, Ltd.* ...............          8,256
        300     Henley LP, Escrow
                Shares*(a) .........................              0
         20     Hewitt Associates, Inc., Class
                A* .................................            546
      1,500     Hibbett Sporting Goods,
                Inc.* ..............................         33,375
      4,465     Hilton Hotels Corp. ................         99,659
      1,400     Hollinger International, Inc.,
                Class A ............................         13,720

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
     26,650     Home Depot, Inc. ................... $    1,016,431
        400     HOT Topic, Inc.* ...................          6,144
      1,200     Housevalues, Inc.* .................         17,160
        300     Hovnanian Enterprises, Inc.,
                Class A* ...........................         15,360
        800     Insight Communications Co.,
                Inc., Class A* .....................          9,304
        200     Insight Enterprises, Inc.* .........          3,720
      1,300     Interface, Inc., Class A* ..........         10,738
      3,900     International Game
                Technology .........................        105,300
        312     International Speedway
                Corp., Class A .....................         16,371
      5,042     Interpublic Group of
                Companies, Inc.* ...................         58,689
        200     Isle of Capri Casinos, Inc.* .......          4,276
        400     Jakks Pacific, Inc.* ...............          6,492
        300     Jarden Corp.* ......................         12,321
      3,267     JC Penney Co, Inc. (Holding
                Co.) ...............................        154,921
        200     Jo-Ann Stores, Inc.* ...............          3,460
      2,300     Johnson Controls, Inc. .............        142,715
      1,578     Jones Apparel Group, Inc. ..........         44,973
        600     Journal Communications,
                Inc., Class A ......................          8,940
      1,300     Journal Register Co.* ..............         21,034
        917     K2, Inc.* ..........................         10,454
        800     KB Home ............................         58,560
        200     Kenneth Cole Productions,
                Inc., Class A ......................          5,458
      1,100     Kimball International, Inc.,
                Class B ............................         13,299
        870     Knight-Ridder, Inc. ................         51,052
      3,900     Kohl's Corp.* ......................        195,702
      1,300     Krispy Kreme Doughnuts,
                Inc.* ..............................          8,138
        200     K-Swiss, Inc., Class A .............          5,914
      2,600     La Quinta Corp.* ...................         22,594
        900     Laidlaw International, Inc.* .......         21,753

                    See Notes to Statements of Investments.
                                       30

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,200     Lamar Advertising Co., Class
                A* ................................. $       54,432
      1,000     Landry's Restaurants, Inc. .........         29,300
      1,400     Las Vegas Sands Corp.* .............         46,074
      1,200     La-Z-Boy, Inc. .....................         15,828
        600     Leapfrog Enterprises, Inc.* ........          8,862
      1,200     Lear Corp. .........................         40,764
        400     Lee Enterprises, Inc. ..............         16,992
      2,360     Leggett & Platt, Inc. ..............         47,672
      1,500     Lennar Corp., Class A ..............         89,640
        200     Levitt Corp., Class A ..............          4,588
        200     Life Time Fitness, Inc.* ...........          6,628
      4,015     Limited Brands, Inc. ...............         82,026
        600     Lin TV Corp., Class A* .............          8,370
      1,400     Linens 'n Things, Inc.* ............         37,380
        200     Lithia Motors, Inc., Class A .......          5,796
      1,400     Liz Claiborne, Inc. ................         55,048
      8,828     Lowe's Cos., Inc. ..................        568,523
        200     M/I Homes, Inc. ....................         10,852
        400     Marcus Corp. .......................          8,016
        300     Marine Products Corp. ..............          3,309
      2,200     Marriott International, Inc.,
                Class A ............................        138,600
        400     Martha Stewart Living
                Omnimedia, Class A* ................         10,008
        900     Marvel Entertainment, Inc.*.........         16,083
      5,180     Mattel, Inc. .......................         86,402
        900     Maytag Corp. .......................         16,434
        200     McClatchy Co., Class A .............         13,046
     15,100     McDonald's Corp. ...................        505,699
      4,400     McGraw-Hill Cos., Inc.
                (The) ..............................        211,376
        271     MDC Holdings, Inc. .................         21,379
        967     Mediacom Communications
                Corp., Class A* ....................          7,136
        429     Men's Wearhouse, Inc.* .............         11,454
        600     Meredith Corp. .....................         29,934
        200     Meritage Homes Corp.* ..............         15,332
      1,600     MGM Mirage* ........................         70,032

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,600     Michaels Stores, Inc. .............. $       52,896
      1,400     Modine Manufacturing Co. ...........         51,352
        577     Mohawk Industries, Inc.* ...........         46,304
        200     Movado Group, Inc. .................          3,744
        500     MSC Industrial Direct Co.,
                Class A ............................         16,585
        800     Multimedia Games, Inc.* ............          7,768
        200     Nautilus, Inc. .....................          4,414
        100     Navarre Corp.* .....................            579
        200     Navigant International, Inc.*.......          2,475
        500     Neiman-Marcus Group, Inc.,
                Class A ............................         49,975
        200     New York & Co., Inc.* ..............          3,280
      1,700     New York Times Co., Class
                A ..................................         50,575
      3,026     Newell Rubbermaid, Inc. ............         68,539
      2,100     Nike, Inc., Class B ................        171,528
        200     Noble International, Ltd. ..........          4,832
      2,800     Nordstrom, Inc. ....................         96,096
        600     Nu Skin Enterprises, Inc.,
                Class A ............................         11,430
        100     NVR, Inc.* .........................         88,495
      3,800     Office Depot, Inc.* ................        112,860
      1,200     OfficeMax, Inc. ....................         38,004
      2,200     Omnicom Group, Inc. ................        183,986
        200     Opnet Technologies, Inc.* ..........          1,684
        800     O'Reilly Automotive, Inc.* .........         22,544
        200     Orleans Homebuilders, Inc...........          4,928
        800     Outback Steakhouse, Inc. ...........         29,280
        200     Oxford Industries, Inc. ............          9,024
        900     Pacific Sunwear of
                California, Inc.* ..................         19,296
        200     Palm Harbor Homes, Inc.* ...........          3,886
        200     Papa John's International,
                Inc.* ..............................         10,024
        900     Party City Corp.* ..................         15,228
        700     Payless Shoesource, Inc.* ..........         12,180
        200     PC Mall, Inc.* .....................          1,144
        400     Pegasus Solutions, Inc.* ...........          3,592

                    See Notes to Statements of Investments.
                                       31

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
        800     Penn National Gaming,
                Inc.* .............................. $       24,888
        500     Pep Boys-Manny Moe &
                Jack, Inc. .........................          6,920
        200     Perry Ellis International,
                Inc.* ..............................          4,348
      1,400     PETCO Animal Supplies,
                Inc.* ..............................         29,624
      1,700     Petsmart, Inc. .....................         37,026
      1,900     Pier 1 Imports, Inc. ...............         21,413
        400     Pinnacle Entertainment,
                Inc.* ..............................          7,332
        800     Polaris Industries, Inc. ...........         39,640
        600     Polo Ralph Lauren Corp. ............         30,180
      1,000     Prestige Brands Holdings,
                Inc.* ..............................         12,320
        200     Providence Service Corp.
                (The)* .............................          6,118
      2,600     Pulte Homes, Inc. ..................        111,592
      1,400     Quiksilver, Inc.* ..................         20,230
        300     R.H. Donnelley Corp.* ..............         18,978
        700     Radio One, Inc., Class A* ..........          9,208
      1,900     RadioShack Corp. ...................         47,120
        300     Rare Hospitality
                International, Inc.* ...............          7,710
        700     Reader's Digest Association,
                Inc. (The) .........................         11,179
      1,000     Red Robin Gourmet Burgers,
                Inc.* ..............................         45,840
      1,200     RedEnvelope, Inc.* .................         12,408
        900     Reebok International, Ltd. .........         50,913
        300     Regal Entertainment Group,
                Class A ............................          6,012
        500     Regis Corp. ........................         18,910
        850     Rent-A-Center, Inc.* ...............         16,414
      1,000     Retail Ventures, Inc.* .............         10,980
      1,132     Reynolds American, Inc. ............         93,979
      1,600     Rite Aid Corp.* ....................          6,208
        200     Rocky Shoes & Boots, Inc.*..........          5,720
      1,800     Ross Stores, Inc. ..................         42,660

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,200     Royal Caribbean Cruises,
                Ltd. ............................... $       51,840
        600     Ruby Tuesday, Inc. .................         13,056
        200     Russ Berrie & Co., Inc. ............          2,824
        200     Russell Corp. ......................          2,808
      1,200     Ryan's Restaurant Group,
                Inc.* ..............................         14,004
        600     Ryland Group, Inc. (The) ...........         41,052
      1,300     Saks, Inc.* ........................         24,050
        800     Salem Communications
                Corp., Class A* ....................         14,752
        200     Sands Regent* ......................          1,872
        300     Scholastic Corp.* ..................         11,088
        600     Scientific Games Corp., Class
                A* .................................         18,600
        678     SCP Pool Corp. .....................         23,683
      1,000     Sears Holdings Corp.* ..............        124,420
        359     Select Comfort Corp.* ..............          7,173
        800     Sharper Image Corp.* ...............         10,080
        600     Shoe Carnival, Inc.* ...............          9,546
        312     Shuffle Master, Inc.* ..............          8,246
      1,000     Sinclair Broadcast Group,
                Inc., Class A ......................          8,870
      1,100     Six Flags, Inc.* ...................          7,909
        200     Skechers U.S.A., Inc., Class
                A* .................................          3,274
        900     Smart & Final, Inc.* ...............         11,646
        646     Snap-On, Inc. ......................         23,334
        200     Sonic Automotive, Inc. .............          4,444
        750     Sonic Corp.* .......................         20,512
        453     Sotheby's Holdings, Class
                A* .................................          7,574
        800     Spanish Broadcasting
                System, Class A* ...................          5,744
        400     Speedway Motorsports, Inc...........         14,532
      1,000     Standard-Pacific Corp. .............         41,510
        200     Stanley Furniture Co., Inc. ........          5,238
      1,100     Stanley Works (The) ................         51,348
      8,600     Staples, Inc. ......................        183,352
      4,800     Starbucks Corp.* ...................        240,480

                    See Notes to Statements of Investments.
                                       32

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      2,573     Starwood Hotels & Resorts
                Worldwide, Inc. .................... $      147,098
        800     Station Casinos, Inc. ..............         53,088
        300     Stein Mart, Inc. ...................          6,090
        100     Steinway Musical
                Instruments* .......................          2,635
        200     Steven Madden, Ltd.* ...............          4,584
        100     Strayer Education, Inc. ............          9,452
        400     Stride Rite Corp. ..................          5,128
        300     Superior Industries
                International, Inc. ................          6,456
      9,100     Target Corp. .......................        472,563
        314     TBC Corp.* .........................         10,830
        187     Technical Olympic USA,
                Inc. ...............................          4,892
      1,800     Tekelec* ...........................         37,710
      1,000     Tempur-Pedic International,
                Inc.* ..............................         11,840
      1,000     Thomas Nelson, Inc. ................         18,750
        800     Thor Industries, Inc. ..............         27,200
      1,700     Tiffany & Co. ......................         67,609
        400     Timberland Co., Class A* ...........         13,512
     52,174     Time Warner, Inc.* .................        944,871
        200     Titan International, Inc. ..........          2,746
      5,500     TJX Cos., Inc. .....................        112,640
      1,200     Toll Brothers, Inc.* ...............         53,604
      1,000     Trans World Entertainment*..........          7,890
        500     Triarc Cos., Inc., Class B .........          7,635
      2,501     Tribune Co. ........................         84,759
        400     Tupperware Corp. ...................          9,112
      1,000     United Auto Group, Inc. ............         33,040
        200     Universal Electronics, Inc.* .......          3,458
      2,965     Univision Communications,
                Inc., Class A* .....................         78,661
      1,200     Urban Outfitters, Inc.* ............         35,280
      1,300     V.F. Corp. .........................         75,361
        200     Value Line, Inc. ...................          7,828
        401     Ventiv Health, Inc.* ...............         10,510
     17,174     Viacom, Inc., Class B ..............        566,914

     Shares                                              Value
---------------                                     ---------------
Consumer Discretionary (continued)
      1,000     Visteon Corp. ...................... $        9,780
     23,800     Walt Disney Co. (The) ..............        574,294
      1,400     WCI Communities, Inc.* .............         39,718
        446     Weight Watchers
                International, Inc.* ...............         23,005
      1,400     Wendy's International, Inc. ........         63,210
        400     West Marine, Inc.* .................          5,912
      1,800     Westwood One, Inc. .................         35,802
        740     Whirlpool Corp. ....................         56,070
        400     Wiley (John) & Sons, Inc.,
                Class A ............................         16,696
      1,100     Williams-Sonoma, Inc.* .............         42,185
      1,000     WMS Industries, Inc.* ..............         28,130
      1,600     Wolverine World Wide, Inc...........         33,680
      1,200     World Wrestling
                Entertainment, Inc. ................         15,600
        400     WPT Enterprises, Inc.* .............          3,528
      1,100     Wynn Resorts, Ltd.* ................         49,665
      2,500     XM Satellite Radio Holdings,
                Inc., Class A* .....................         89,775
      1,500     Yankee Candle Co., Inc. ............         36,750
      1,400     Young Broadcasting, Inc.,
                Class A* ...........................          4,886
      3,600     Yum! Brands, Inc. ..................        174,276
      1,600     Zale Corp.* ........................         43,488

                                                     --------------
                                                         18,712,514
                                                     --------------
Consumer Staples - 8.4%
      1,000     Able Energy* .......................         13,040
        423     ACCO Brands Corp.* .................         11,937
        800     Acme United Corp. ..................         10,816
        850     Alberto-Culver Co. .................         38,038
      3,908     Albertson's, Inc. ..................        100,240
        200     Alico, Inc.* .......................         10,260
        200     Alliance One International,
                Inc. ...............................            708
     24,100     Altria Group, Inc. .................      1,776,411
      9,700     Anheuser-Busch Cos., Inc. ..........        417,488
      7,161     Archer-Daniels-Midland Co...........        176,590

                    See Notes to Statements of Investments.
                                       33

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Staples (continued)
      5,100     Avon Products, Inc. ................ $      137,700
      1,500     Brightpoint, Inc.* .................         28,710
        600     Brown-Forman Corp., Class
                B ..................................         35,724
      1,200     Bunge, Ltd. ........................         63,144
      3,100     Campbell Soup Co. ..................         92,225
      1,000     Casey's General Stores, Inc.........         23,200
      1,400     Chiquita Brands
                International, Inc. ................         39,130
        800     Church & Dwight Co, Inc. ...........         29,552
      1,600     Clorox Co. .........................         88,864
     27,070     Coca-Cola Co. (The) ................      1,169,153
      2,920     Coca-Cola Enterprises, Inc. ........         56,940
      6,380     Colgate-Palmolive Co. ..............        336,800
      6,273     ConAgra Foods, Inc. ................        155,257
      2,600     Constellation Brands, Inc.,
                Class A* ...........................         67,600
      1,800     Corn Products International,
                Inc. ...............................         36,306
      5,700     Costco Wholesale Corp. .............        245,613
      9,680     CVS Corp. ..........................        280,817
      1,684     Dean Foods Co.* ....................         65,440
      1,905     Del Monte Foods Co.* ...............         20,441
      1,400     Delta & Pine Land Co. ..............         36,974
        833     Energizer Holdings, Inc.* ..........         47,231
      1,600     Estee Lauder Cos., Inc., Class
                A (The) ............................         55,728
      1,600     Flowers Foods, Inc. ................         43,648
      1,000     Fresh Del Monte Produce,
                Inc. ...............................         27,220
      4,300     General Mills, Inc. ................        207,260
     11,100     Gillette Co. (The) .................        646,020
        500     Great Atlantic & Pacific Tea
                Co.* ...............................         14,180
        200     Green Mountain Coffee
                Roasters, Inc.* ....................          6,956
      2,100     Hershey Co. (The) ..................        118,251
      4,300     HJ Heinz Co ........................        157,122
        900     Hormel Foods Corp. .................         29,691
        718     J.M. Smucker Co. (The) .............         34,852

     Shares                                              Value
---------------                                     ---------------
Consumer Staples (continued)
        200     John B. Sanfilippo & Son,
                Inc.* .............................. $        3,500
      2,800     Kellogg Co. ........................        129,164
      5,974     Kimberly-Clark Corp. ...............        355,632
      3,000     Kraft Foods, Inc., Class A .........         91,770
      8,200     Kroger Co. (The)* ..................        168,838
      1,000     Lincoln Educational Services
                Corp.* .............................         11,790
      1,000     Loews Corp. - Carolina
                Group ..............................         39,630
      1,500     McCormick & Co., Inc. ..............         48,945
        800     Molson Coors Brewing Co.,
                Class B ............................         51,208
      3,140     Monsanto Co. .......................        197,035
      1,820     Pepsi Bottling Group, Inc. .........         51,961
        700     PepsiAmericas, Inc. ................         15,911
     20,540     PepsiCo, Inc. ......................      1,164,824
      1,400     Performance Food Group
                Co.* ...............................         44,184
     29,680     Procter & Gamble Co. ...............      1,764,773
        267     Rocky Mountain Chocolate
                Factory, Inc. ......................          3,893
        300     Ruddick Corp. ......................          6,915
      4,800     Safeway, Inc.* .....................        122,880
      9,520     Sara Lee Corp. .....................        180,404
      1,000     Smithfield Foods, Inc.* ............         29,680
        800     Spartan Stores, Inc.* ..............          8,240
      1,500     Supervalu, Inc. ....................         46,680
      7,700     Sysco Corp. ........................        241,549
      2,805     Tyson Foods, Inc., Class A .........         50,630
      1,500     Universal Corp. ....................         58,245
        200     USANA Health Sciences,
                Inc.* ..............................          9,540
      2,000     UST, Inc. ..........................         83,720
     12,400     Walgreen Co. .......................        538,780
     30,870     Wal-Mart Stores, Inc. ..............      1,352,723
        200     WD-40 Co. ..........................          5,302
        800     Whole Foods Market, Inc. ...........        107,560

                    See Notes to Statements of Investments.
                                       34

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Consumer Staples (continued)
      1,600     WM Wrigley Jr Co. .................. $      115,008

                                                     --------------
                                                         14,054,191
                                                     --------------
Energy - 9.6%
        900     Amerada Hess Corp. .................        123,750
      3,028     Anadarko Petroleum Corp. ...........        289,931
      3,856     Apache Corp. .......................        290,048
        318     Atlas America, Inc.* ...............         15,534
        100     Atwood Oceanics, Inc.* .............          8,421
      4,000     Baker Hughes, Inc. .................        238,720
        200     Barnwell Industries, Inc. ..........         12,796
      1,300     Berry Petroleum Co., Class
                A ..................................         86,697
      3,872     BJ Services Co .....................        139,353
      1,000     Bois 'd Arc Energy, Inc.* ..........         17,210
        400     BP Prudhoe Bay Royalty
                Trust ..............................         31,648
        600     Brigham Exploration Co.* ...........          7,710
      4,800     Burlington Resources, Inc. .........        390,336
        250     Cabot Oil & Gas Corp. ..............         12,628
      3,200     Chesapeake Energy Corp. ............        122,400
     26,349     Chevron Corp. ......................      1,705,571
      1,147     Cimarex Energy Co.* ................         51,994
      1,000     Clayton Williams Energy,
                Inc.* ..............................         43,200
     14,716     ConocoPhillips .....................      1,028,796
      1,000     Cooper Cameron Corp.* ..............         73,930
        200     Copano Energy LLC ..................          7,960
        200     Cross Timbers Royalty Trust.........         10,860
        200     Crosstex Energy, Inc. ..............         12,792
        200     Dawson Geophysical Co.* ............          6,050
      1,000     Delta Petroleum Corp.* .............         20,800
        700     Denbury Resources, Inc.* ...........         35,308
      5,736     Devon Energy Corp. .................        393,719
      1,000     Diamond Offshore Drilling,
                Inc. ...............................         61,250
      1,000     Dresser-Rand Group, Inc.* ..........         24,630
      7,414     El Paso Corp. ......................        103,055

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
        102     Enbridge Energy
                Management LLC* .................... $        5,658
        600     Encore Acquisition Co.* ............         23,310
        200     Energy Partners, Ltd.* .............          6,244
      1,800     ENSCO International, Inc. ..........         83,862
      2,800     EOG Resources, Inc. ................        209,720
     77,650     Exxon Mobil Corp. ..................      4,933,881
        789     FMC Technologies, Inc.* ............         33,225
        646     Forest Oil Corp.* ..................         33,657
      1,000     Frontier Oil Corp. .................         44,350
        800     FuelCell Energy, Inc.* .............          8,776
      1,000     Georesources, Inc.* ................         11,370
      1,700     Global Industries, Ltd.* ...........         25,058
      2,397     GlobalSantaFe Corp. ................        109,351
        400     Goodrich Petroleum Corp.*...........          9,388
      1,500     Grant Prideco, Inc.* ...............         60,975
      6,100     Halliburton Co. ....................        417,972
      1,800     Hanover Compressor Co.* ............         24,948
        500     Helmerich & Payne, Inc. ............         30,195
        200     Holly Corp. ........................         12,796
        200     Hornbeck Offshore Services,
                Inc.* ..............................          7,326
        200     Hugoton Royalty Trust ..............          8,090
        200     Imergent, Inc.* ....................          1,114
        200     Infinity, Inc.* ....................          1,630
        300     Input/Output, Inc.* ................          2,394
      1,500     KCS Energy, Inc.* ..................         41,295
      1,368     Kerr-McGee Corp. ...................        132,846
      1,600     Key Energy Services, Inc.* .........         23,728
      1,600     KFX, Inc.* .........................         27,392
        410     Kinder Morgan Management,
                LLC* ...............................         20,319
      1,100     Kinder Morgan, Inc. ................        105,776
        300     Lone Star Technologies,
                Inc.* ..............................         16,677
      4,336     Marathon Oil Corp. .................        298,880
        300     Matrix Service Co.* ................          2,415
      1,000     Maverick Tube Corp.* ...............         30,000
        600     Meridian Resource Corp.* ...........          2,502

                    See Notes to Statements of Investments.
                                       35

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
      1,000     Mitcham Industies, Inc.* ........... $       11,400
      2,000     Murphy Oil Corp. ...................         99,740
      1,900     Nabors Industries, Ltd.* ...........        136,477
      1,919     National Oilwell Varco, Inc.*.......        126,270
      1,600     Newfield Exploration Co.* ..........         78,560
        500     Newpark Resources* .................          4,210
      1,660     Noble Corp. ........................        113,644
      2,000     Noble Energy, Inc. .................         93,800
      4,800     Occidental Petroleum Corp...........        410,064
        200     Oceaneering International,
                Inc.* ..............................         10,682
        800     Parker Drilling Co.* ...............          7,416
      1,500     Patterson-UTI Energy, Inc. .........         54,120
      1,000     PetroHawk Energy Corp.* ............         14,410
        200     Petroleum Development
                Corp.* .............................          7,668
      1,000     Pioneer Drilling Co.* ..............         19,520
      1,800     Pioneer Natural Resources
                Co. ................................         98,856
      1,200     Plains Exploration &
                Production Co.* ....................         51,384
        890     Plug Power, Inc.* ..................          6,052
        700     Pogo Producing Co. .................         41,258
      1,400     Pride International, Inc.* .........         39,914
        950     Quicksilver Resources, Inc.*........         45,400
      1,000     Range Resources Corp. ..............         38,610
      1,400     Rowan Cos., Inc. ...................         49,686
        500     Royale Energy, Inc.* ...............          4,985
        500     RPC, Inc. ..........................         12,880
      7,400     Schlumberger, Ltd. .................        624,412
         53     SEACOR Holdings, Inc.* .............          3,847
      2,400     Smith International, Inc. ..........         79,944
        800     Southwestern Energy Co.* ...........         58,720
        600     St. Mary Land & Exploration
                Co. ................................         21,960
      1,640     Sunoco, Inc. .......................        128,248
        400     Superior Energy Services* ..........          9,236
      1,000     Superior Well Services, Inc.*.......         23,100
      1,000     Syntroleum Corp.* ..................         14,560

     Shares                                              Value
---------------                                     ---------------
Energy (continued)
        900     Tesoro Corp. ....................... $       60,516
      1,000     TGC Industries, Inc.* ..............          8,700
      1,000     Tidewater, Inc. ....................         48,670
        400     Todco, Class A* ....................         16,684
        200     Toreador Resources Corp.* ..........          7,080
      1,000     Transmontaigne Partners LP..........         26,750
      4,163     Transocean, Inc.* ..................        255,234
      3,482     Valero Energy Corp. ................        393,675
        300     Veritas DGC, Inc.* .................         10,986
      1,000     Vintage Petroleum, Inc. ............         45,660
      1,000     W&T Offshore, Inc. .................         32,430
      1,200     Warren Resources, Inc.* ............         20,100
      1,700     Weatherford International,
                Ltd.* ..............................        116,722
        800     Western Gas Resources, Inc..........         40,984
      6,800     Williams Cos., Inc. ................        170,340
      4,288     XTO Energy, Inc. ...................        194,332

                                                     --------------
                                                         16,164,113
                                                     --------------
Financials - 20.7%
        530     1st Source Corp. ...................         12,270
        400     21st Century Insurance
                Group ..............................          6,380
      1,000     Aames Investment Corp. .............          6,280
      1,000     Acadia Realty Trust ................         17,990
      1,000     Accredited Home Lenders
                Holding Co.* .......................         35,160
        600     Affordable Residential
                Communities ........................          6,066
      6,100     Aflac, Inc. ........................        276,330
        200     Agree Realty Corp. .................          5,650
        100     Alabama National BanCorp ...........          6,394
        400     Alfa Corp. .........................          6,672
        100     Alleghany Corp.* ...................         30,600
        600     Allmerica Financial Corp.* .........         24,684
      8,400     Allstate Corp. .....................        464,436
      1,200     AMB Property Corp. .................         53,880
      1,500     AMBAC Financial Group,
                Inc. ...............................        108,090

                    See Notes to Statements of Investments.
                                       36

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      2,100     Amegy BanCorp, Inc. ................ $       47,523
      1,200     American Equity Investment
                Life Holding Co. ...................         13,620
     13,400     American Express Co. ...............        769,696
      1,400     American Financial Group,
                Inc. ...............................         47,502
      1,000     American Financial Realty
                Trust ..............................         14,200
        300     American Home Mortgage
                Investment Corp. ...................          9,090
     26,975     American International
                Group, Inc. ........................      1,671,371
        200     American Physicians Capital,
                Inc.* ..............................          9,826
        500     American Retirement Corp.*..........          9,415
      1,900     AmeriCredit Corp.* .................         45,353
      3,400     Ameritrade Holding Corp.* ..........         73,032
      4,233     AmSouth Bancorp ....................        106,926
        210     Anchor Bancorp Wisconsin,
                Inc. ...............................          6,191
      1,100     Annaly Mortgage
                Management, Inc. ...................         14,245
        600     Anthracite Capital, Inc. ...........          6,948
        300     Anworth Mortgage Asset
                Corp. ..............................          2,481
      2,700     AON Corp. ..........................         86,616
      1,272     Apartment Investment &
                Management Co., Class A ............         49,328
      1,000     Arbor Realty Trust, Inc. ...........         28,100
        200     Arch Capital Group, Ltd.* ..........          9,918
      2,492     Archstone-Smith Trust ..............         99,356
        800     Arden Realty, Inc. .................         32,936
        300     Argonaut Group, Inc.* ..............          8,103
      1,100     Arthur J Gallagher & Co. ...........         31,691
        600     Ashford Hospitality Trust,
                Inc. ...............................          6,456
        200     Asset Acceptance Capital
                Corp.* .............................          5,994
      2,554     Associated Banc-Corp. ..............         77,846
        200     Associated Estates Realty
                Corp. ..............................          1,960

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,400     Assurant, Inc. ..................... $       53,284
        200     Asta Funding, Inc. .................          6,072
      1,200     Astoria Financial Corp. ............         31,704
        800     AvalonBay Communities,
                Inc. ...............................         68,560
        200     Avatar Holdings, Inc.* .............         11,848
        100     BancFirst Corp. ....................          8,500
        700     BanCorpSouth, Inc. .................         15,995
        600     Bank Mutual Corp. ..................          6,432
     48,312     Bank of America Corp. ..............      2,033,935
      1,600     Bank of Hawaii Corp. ...............         78,752
      9,500     Bank of New York Co., Inc.
                (The) ..............................        279,395
        200     Bank of the Ozarks, Inc. ...........          6,866
      1,700     BankAtlantic Bancorp, Inc.,
                Class A ............................         28,883
        200     Bankrate, Inc.* ....................          5,486
        300     Banner Corp. .......................          7,992
      6,634     BB&T Corp. .........................        259,058
      1,255     Bear Stearns Cos., Inc.
                (The) ..............................        137,736
        300     Bedford Property Investors,
                Inc. ...............................          7,152
        308     Berkshire Hathaway, Inc.,
                Class B* ...........................        841,148
        200     BioMed Realty Trust, Inc. ..........          4,960
        136     BOK Financial Corp. ................          6,551
      1,200     Boston Private Financial
                Holdings, Inc. .....................         31,848
      1,400     Boston Properties, Inc. ............         99,260
        700     Brandywine Realty Trust ............         21,763
        600     BRE Properties, Inc., Class A.......         26,700
        400     Bristol West Holdings, Inc. ........          7,300
      1,556     Brookline BanCorp, Inc. ............         24,616
        700     Brown & Brown, Inc. ................         34,783
        400     Calamos Asset Management,
                Inc., Class A ......................          9,872
        700     Camden Property Trust ..............         39,025
      1,500     Capital Automotive REIT ............         58,065

                    See Notes to Statements of Investments.
                                       37

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,250     Capital City Bank Group,
                Inc. ............................... $       47,138
      3,100     Capital One Financial Corp..........        246,512
      1,000     Capital Title Group, Inc. ..........          7,400
        200     Capital Trust, Inc., Class A .......          6,432
      1,800     CapitalSource, Inc.* ...............         39,240
        200     Capstead Mortgage Corp. ............          1,382
        700     CarrAmerica Realty Corp. ...........         25,165
        600     Cash America International,
                Inc. ...............................         12,450
      1,538     Cathay General Bancorp .............         54,537
        500     CB Richard Ellis Group, Inc.,
                Class A* ...........................         24,600
        600     CBL & Associates Properties,
                Inc. ...............................         24,594
        600     Centerpoint Properties Trust........         26,880
        152     Central Coast Bancorp* .............          3,239
        200     Central Pacific Financial
                Corp. ..............................          7,036
     13,564     Charles Schwab Corp. ...............        195,729
        300     Charter Financial Corp. ............         10,227
        600     CharterMac .........................         12,300
        400     Chicago Mercantile
                Exchange Holdings, Inc. ............        134,920
        625     Chittenden Corp. ...................         16,569
      2,400     Chubb Corp. ........................        214,920
      1,294     Cincinnati Financial Corp. .........         54,206
      2,646     CIT Group, Inc. ....................        119,546
     62,225     Citigroup, Inc. ....................      2,832,482
      1,200     City Holding Co. ...................         42,912
        814     City National Corp. ................         57,053
        300     CNA Surety Corp.* ..................          4,266
      1,200     CoBiz, Inc. ........................         22,332
        600     Cohen & Steers, Inc. ...............         12,000
        800     Collegiate Funding Services
                LLC* ...............................         11,848
      3,000     Colonial BancGroup, Inc. ...........         67,200
        329     Colonial Properties Trust ..........         14,634
        276     Columbia Banking System,
                Inc. ...............................          7,239

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      2,248     Comerica, Inc. ..................... $      132,407
      2,000     Commerce Bancorp, Inc. .............         61,380
        625     Commerce Bancshares, Inc............         32,175
      1,690     Commercial Capital
                Bancorp, Inc. ......................         28,730
      1,500     Commercial Federal Corp. ...........         51,210
        645     Commercial Net Lease
                Realty .............................         12,900
        200     Community Bancorp N.V.* ............          6,598
      1,600     Compass Bancshares, Inc. ...........         73,328
      1,800     Conseco, Inc.* .....................         37,998
      6,898     Countrywide Financial
                Corp. ..............................        227,496
      1,450     Cousins Properties, Inc. ...........         43,819
        500     Credit Acceptance Corp.* ...........          7,200
        800     Crescent Real Estate Equities
                Co. ................................         16,408
      1,000     Cullen/Frost Bankers, Inc. .........         49,340
      1,000     CVB Financial Corp. ................         18,600
      1,000     Deerfield Triarc Captial
                Corp. ..............................         13,860
        215     Delphi Financial Group,
                Class A ............................         10,062
      1,526     Developers Diversified
                Realty Corp. .......................         71,264
      1,000     DiamondRock Hospitality
                Co. ................................         11,750
        400     Dime Community
                Bancshares .........................          5,888
      2,100     Doral Financial Corp. ..............         27,447
        200     Downey Financial Corp. .............         12,180
      1,776     Duke Realty Corp. ..................         60,171
      4,437     E*Trade Financial Corp.* ...........         78,091
      1,600     East West BanCorp, Inc. ............         54,464
        200     EastGroup Properties ...............          8,750
      1,200     Eaton Vance Corp. ..................         29,784
      1,100     Edwards (A.G.), Inc. ...............         48,191
        700     Equity Inns, Inc. ..................          9,450
      4,945     Equity Office Properties
                Trust ..............................        161,751

                    See Notes to Statements of Investments.
                                       38

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      3,454     Equity Residential ................. $      130,734
        600     eSPEED, Inc., Class A* .............          4,548
     11,700     Fannie Mae .........................        524,394
        300     FBL Financial Group, Inc.,
                Class A ............................          8,985
        700     Federal Realty Investment
                Trust ..............................         42,651
      1,450     Federated Investors, Inc.,
                Class B ............................         48,184
      1,500     FelCor Lodging Trust, Inc.* ........         22,725
      2,100     FFD Financial Corp. ................         31,920
      1,000     Fidelity Bankshares, Inc. ..........         30,550
      1,886     Fidelity National Financial,
                Inc. ...............................         83,965
        800     Fieldstone Investment Corp..........          9,328
      5,085     Fifth Third Bancorp ................        186,772
        400     Financial Federal Corp. ............         15,920
        500     First Acceptance Corp.* ............          5,055
        967     First American Corp. ...............         44,163
        500     First Bancorp ......................          8,460
      1,200     First Charter Corp. ................         29,376
        420     First Commonwealth
                Financial Corp. ....................          5,599
        200     First Community Bancorp,
                Inc. ...............................          9,566
        400     First Financial Bancorp ............          7,440
        100     First Financial Corp. ..............          2,700
      1,400     First Horizon National Corp.........         50,890
        200     First Indiana Corp. ................          6,814
        200     First Merchants Corp. ..............          5,166
      1,000     First Midwest Bancorp, Inc..........         37,240
      1,758     First Niagara Financial
                Group, Inc. ........................         25,386
        257     First Place Financial Corp. ........          5,698
      1,400     FirstMerit Corp. ...................         37,506
        450     Flagstar BanCorp, Inc. .............          7,245
        400     Flushing Financial Corp. ...........          6,548
        444     FNB Corp. ..........................          7,672
      1,000     Forest City Enterprises, Class
                A ..................................         38,100

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
        300     FPIC Insurance Group, Inc.*......... $       10,797
        600     Franklin Bank Corp.* ...............          9,690
      1,700     Franklin Resources, Inc. ...........        142,732
      8,500     Freddie Mac ........................        479,910
        800     Fremont General Corp. ..............         17,464
      2,660     Friedman, Billings, Ramsey
                Group, Inc., Class A ...............         27,105
      1,485     Fulton Financial Corp. .............         24,874
        300     Gables Residential Trust ...........         13,095
      1,000     GATX Corp. .........................         39,550
      2,600     General Growth Properties,
                Inc. ...............................        116,818
      2,600     Genworth Financial, Inc.,
                Class A ............................         83,824
        200     Getty Realty Corp. .................          5,756
        200     GFI Group, Inc.* ...................          8,234
        400     Glimcher Realty Trust ..............          9,788
      1,400     Gold Banc Corp., Inc. ..............         20,860
      3,800     Golden West Financial
                Corp. ..............................        225,682
      4,970     Goldman Sachs Group, Inc............        604,253
        200     Government Properties
                Trust, Inc. ........................          1,960
        300     Great Southern Bancorp,
                Inc. ...............................          8,976
        400     Greater Bay Bancorp ................          9,856
        200     Greenhill & Co., Inc. ..............          8,338
        379     Hancock Holding Co. ................         12,939
      1,000     Hanmi Financial Corp. ..............         17,950
        300     Harleysville Group, Inc. ...........          7,200
      1,353     Harleysville National Corp. ........         29,698
      3,500     Hartford Financial Services
                Group, Inc. ........................        270,095
      1,050     HCC Insurance Holdings,
                Inc. ...............................         29,957
      1,600     Health Care Property
                Investors, Inc. ....................         43,184
        700     Health Care REIT, Inc. .............         25,963
      1,000     Healthcare Realty Trust, Inc........         40,140
      1,900     Hibernia Corp., Class A ............         57,076

                    See Notes to Statements of Investments.
                                       39

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,200     Highland Hospitality Corp. ......... $       12,312
        500     Highwoods Properties, Inc...........         14,755
      1,000     HomeBanc Corp. .....................          7,720
        500     Horace Mann Educators
                Corp. ..............................          9,890
        700     Hospitality Properties Trust .......         30,002
      3,800     Host Marriott Corp. ................         64,220
      2,200     HRPT Properties Trust ..............         27,302
      6,526     Hudson City Bancorp, Inc. ..........         77,659
        100     Hudson United Bancorp ..............          4,233
      2,685     Huntington Bancshares, Inc..........         60,332
      2,000     IMPAC Mortgage Holdings,
                Inc. ...............................         24,520
      1,200     Independence Community
                Bank Corp. .........................         40,908
        200     Independent Bank
                Corp./MA ...........................          6,076
         50     Independent Bank Corp./MI...........          1,452
      1,000     IndyMac Bancorp, Inc. ..............         39,580
        400     Inland Real Estate Corp. ...........          6,264
        400     Innkeepers USA Trust ...............          6,180
        800     Instinet Group, Inc.* ..............          3,976
        200     Integra Bank Corp. .................          4,340
      1,000     International Bancshares
                Corporation ........................         29,700
        200     International Securities
                Exchange, Inc.* ....................          4,680
        300     Investment Technology
                Group, Inc.* .......................          8,880
        800     Investors Financial Services
                Corp. ..............................         26,320
        400     Irwin Financial Corp. ..............          8,156
      1,364     iStar Financial, Inc. ..............         55,147
        200     Jackson Hewitt Tax Service,
                Inc. ...............................          4,782
      2,900     Janus Capital Group, Inc. ..........         41,905
        500     Jefferies Group, Inc. ..............         21,775
      1,800     Jefferson-Pilot Corp. ..............         92,106
     42,480     JPMorgan Chase & Co. ...............      1,441,346
      1,200     Kearny Financial Corp.* ............         15,000

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      5,300     KeyCorp ............................ $      170,925
      2,100     Kimco Realty Corp. .................         65,982
        800     KMG America Corp.* .................          6,400
        407     KNBT Bancorp, Inc. .................          6,337
      2,000     Knight Capital Group, Inc.,
                Class A* ...........................         16,620
        200     LaBranche & Co., Inc.* .............          1,738
         89     Ladenburg Thalmann
                Financial Services, Inc.* ..........             54
        100     Lakeland Financial Corp. ...........          4,135
      1,200     LandAmerica Financial
                Group, Inc. ........................         77,580
        300     LaSalle Hotel Properties ...........         10,335
      1,550     Legg Mason, Inc. ...................        170,020
      3,584     Lehman Brothers Holdings,
                Inc. ...............................        417,464
        990     Leucadia National Corp. ............         42,669
      1,400     Lexington Corporate
                Properties Trust ...................         32,970
      1,200     Liberty Property Trust .............         51,048
      2,100     Lincoln National Corp. .............        109,242
      1,400     Loews Corp. ........................        129,374
        400     LTC Properties, Inc. ...............          8,480
        500     M&T Bank Corp. .....................         52,855
        600     Macerich Co. .......................         38,964
        700     Mack-Cali Realty Corp. .............         31,458
        400     Main Street Banks, Inc. ............         10,720
      1,149     Main Street Trust, Inc. ............         33,723
        700     MarketAxess Holdings, Inc.*.........          9,520
      5,970     Marsh & McLennan Cos.,
                Inc. ...............................        181,428
      2,400     Marshall & Ilsley Corp. ............        104,424
      1,900     MBIA, Inc. .........................        115,178
     13,627     MBNA Corp. .........................        335,769
      5,200     Mellon Financial Corp. .............        166,244
      2,000     Mercantile Bankshares
                Corp. ..............................        107,760
        300     Mercury General Corp. ..............         17,997
      1,400     MeriStar Hospitality Corp.* ........         12,782

                    See Notes to Statements of Investments.
                                       40

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
     10,246     Merrill Lynch & Co., Inc. .......... $      628,592
      4,946     MetLife, Inc. ......................        246,459
        400     Metris Cos., Inc.* .................          5,852
        700     MFA Mortgage Investments,
                Inc. ...............................          4,291
      1,400     MGIC Investment Corp. ..............         89,880
        100     Mid-America Apartment
                Communities, Inc. ..................          4,651
        247     Midland Co. (The) ..................          8,899
      1,000     Mid-State Bancshares ...............         27,510
      1,000     Midwest Banc Holdings,
                Inc. ...............................         23,120
        800     Mills Corp. (The) ..................         44,064
      1,100     MoneyGram International,
                Inc. ...............................         23,881
      3,200     Moody's Corp. ......................        163,456
     12,100     Morgan Stanley .....................        652,674
      1,000     MortgageIT Holdings, Inc. ..........         14,220
        800     Nara BanCorp, Inc. .................         11,960
        400     Nasdaq Stock Market, Inc.* .........         10,140
      1,000     National Atlantic Holdings
                Corp.* .............................         11,600
      6,913     National City Corp. ................        231,171
        200     National Health Investors,
                Inc. ...............................          5,522
        600     National Interstate Corp.* .........         10,380
        620     Nationwide Financial
                Services, Class A ..................         24,831
        500     Nationwide Health
                Properties, Inc. ...................         11,650
        200     Navigators Group, Inc.* ............          7,464
        200     NBT Bancorp, Inc. ..................          4,718
      1,000     New Century Financial Corp..........         36,270
      1,200     New Plan Excel Realty Trust.........         27,540
      2,437     New York Community
                Bancorp, Inc. ......................         39,967
      1,700     NewAlliance Bancshares,
                Inc. ...............................         24,888
        400     Newcastle Investment Corp...........         11,160
      5,236     North Fork Bancorp, Inc. ...........        133,518

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      2,400     Northern Trust Corp. ............... $      121,320
        500     Northwest Bancorp, Inc. ............         10,625
        200     Nuveen Investments, Inc.,
                Class A ............................          7,878
        500     Ocwen Financial Corp.* .............          3,470
        600     Odyssey Re Holdings Corp............         15,324
      1,700     Ohio Casualty Corp. ................         46,104
        344     Old National Bancorp ...............          7,300
      1,950     Old Republic International
                Corp. ..............................         52,007
        200     Old Second Bancorp, Inc. ...........          5,968
      1,000     Omega Healthcare Investors,
                Inc. ...............................         13,920
        200     optionsXpress Holdings,
                Inc.* ..............................          3,808
        332     Oriental Financial Group ...........          4,064
      1,533     Pacific Capital Bancorp ............         51,034
      1,000     Parkway Properties, Inc. ...........         46,920
        512     Partners Trust Financial
                Group, Inc. ........................          5,898
        171     Pennsylvania Real Estate
                Investment Trust ...................          7,213
      1,025     People's Bank ......................         29,704
        100     Philadelphia Consolidated
                Holding Corp.* .....................          8,490
      1,200     Phoenix Cos., Inc. .................         14,640
        200     Placer Sierra Bancshares ...........          5,494
      2,159     Plum Creek Timber Co.,
                Inc. ...............................         81,848
        800     PMA Capital Corp., Class A*.........          7,024
      1,100     PMI Group, Inc. (The) ..............         43,857
      2,600     Popular, Inc. ......................         62,972
      1,000     Prentiss Properties Trust ..........         40,600
        400     Presidential Life Corp. ............          7,200
        200     PRG-Schultz International,
                Inc.* ..............................            602
      3,800     Principal Financial Group ..........        180,006
        315     ProAssurance Corp.* ................         14,701
      2,100     Progressive Corp. ..................        220,017
      2,294     Prologis ...........................        101,647

                    See Notes to Statements of Investments.
                                       41

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
        50      Prosperity Bancshares, Inc. ........ $        1,512
       800      Protective Life Corp. ..............         32,944
        89      Provident Bankshares Corp...........          3,095
     2,000      Provident Financial Services,
                Inc. ...............................         35,200
     1,400      Provident New York
                Bancorp ............................         16,338
     3,100      Providian Financial Corp.* .........         54,808
     6,300      Prudential Financial, Inc. .........        425,628
     1,186      Public Storage, Inc. ...............         79,462
     1,420      Radian Group, Inc. .................         75,402
       300      Ramco-Gershenson
                Properties Trust ...................          8,757
     1,000      Raymond James Financial,
                Inc. ...............................         32,120
       601      Rayonier, Inc. .....................         34,630
     1,000      Realty Income Corp. ................         23,910
     1,000      Reckson Associates Realty
                Corp. ..............................         34,550
     1,700      Regency Centers Corp. ..............         97,665
     5,592      Regions Financial Corp. ............        174,023
        50      Renasant Corp. .....................          1,582
       400      Republic Bancorp, Inc. .............          5,656
       200      Resource America, Inc.,
                Class A ............................          3,546
       750      R-G Financial Corp., Class B........         10,312
     1,400      Safeco Corp. .......................         74,732
       200      Sandy Spring Bancorp, Inc...........          6,740
       600      Saxon Capital, Inc. ................          7,110
     1,100      SEI Investments Co. ................         41,338
       200      Selective Insurance Group,
                Inc. ...............................          9,780
     1,600      Senior Housing Properties
                Trust ..............................         30,400
     1,500      Shurgard Storage Centers,
                Inc., Class A ......................         83,805
       200      Signature Bank* ....................          5,398
     2,591      Simon Property Group, Inc...........        192,045
       400      Sizeler Property Investors,
                Inc. ...............................          4,856

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
       870      Sky Financial Group, Inc. .......... $       24,456
     5,100      SLM Corp. ..........................        273,564
     1,800      South Financial Group, Inc..........         48,312
     1,000      Southern Missouri Bancorp,
                Inc. ...............................         14,565
     4,440      Sovereign Bancorp, Inc. ............         97,858
     1,200      Spirit Finance Corp. ...............         13,500
     1,100      St Joe Co. (The) ...................         68,695
     8,184      St. Paul Travelers Cos., Inc. ......        367,216
       270      Stancorp Financial Group,
                Inc. ...............................         22,734
       400      State Auto Financial Corp. .........         12,656
     4,100      State Street Corp. .................        200,572
       345      Sterling Bancorp ...................          7,766
       350      Sterling Bancshares, Inc. ..........          5,148
       563      Sterling Financial Corp./PA*........         12,696
       360      Sterling Financial Corp./WA.........          7,254
       300      Suffolk Bancorp ....................          9,573
       200      Sunstone Hotel Investors,
                Inc. ...............................          4,878
     4,480      SunTrust Banks, Inc. ...............        311,136
       500      Susquehanna Bancshares,
                Inc. ...............................         12,020
     2,556      Synovus Financial Corp. ............         70,852
     1,500      T. Rowe Price Group, Inc. ..........         97,950
       229      Tarragon Corp.* ....................          4,250
     1,500      Taubman Centers, Inc. ..............         47,550
     2,000      TCF Financial Corp. ................         53,500
       705      TD Banknorth, Inc. .................         21,249
     1,400      Texas Capital Bancshares,
                Inc.* ..............................         29,610
     1,662      Texas Regional Bancshares,
                Inc., Class A ......................         47,849
     1,146      Thornburg Mortgage, Inc. ...........         28,719
       121      Tompkins Trustco, Inc. .............          5,233
     1,300      Torchmark Corp. ....................         68,679
       700      Tower Group, Inc. ..................         10,584
       200      Town & Country Trust (The)..........          5,804
       100      Triad Guaranty, Inc.* ..............          3,922

                    See Notes to Statements of Investments.
                                       42

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
      1,400     Trizec Properties, Inc. ............ $       32,284
        558     Trustco Bank Corp. NY ..............          6,992
      1,700     Trustmark Corp. ....................         47,345
      1,400     Trustreet Properties, Inc. .........         21,910
     21,609     U.S. Bancorp .......................        606,781
        400     U.S.I Holdings Corp.* ..............          5,196
        800     UCBH Holdings, Inc. ................         14,656
      1,300     UICI ...............................         46,800
        205     UMB Financial Corp. ................         13,464
      1,000     Umpqua Holdings Corp. ..............         24,320
        400     UnionBanCal Corp. ..................         27,888
        400     United Bankshares, Inc. ............         13,980
      1,600     United Dominion Realty
                Trust, Inc. ........................         37,920
      1,000     United Fire & Casualty Co. .........         45,110
        500     United PanAm Financial
                Corp.* .............................         12,485
        900     United Tennessee
                Bankshares, Inc. ...................         19,575
        400     Unitrin, Inc. ......................         18,984
      1,000     Universal American Financial
                Corp.* .............................         22,740
      3,657     UnumProvident Corp. ................         74,968
        600     U-Store-It Trust ...................         12,162
        959     Valley National Bancorp ............         21,961
        900     Ventas, Inc. .......................         28,980
      1,500     Vornado Realty Trust ...............        129,930
      2,681     W Holding Co., Inc. ................         25,630
     19,174     Wachovia Corp. .....................        912,491
      2,050     Waddell & Reed Financial,
                Inc., Class A ......................         39,688
        300     Walter Industries, Inc. ............         14,676
      1,133     Washington Federal, Inc. ...........         25,560
     10,590     Washington Mutual, Inc. ............        415,340
        400     Washington Real Estate
                Investment Trust ...................         12,444
        400     Washington Trust Bancorp,
                Inc. ...............................         10,876
        904     Webster Financial Corp. ............         40,644

     Shares                                              Value
---------------                                     ---------------
Financials (continued)
        875     Weingarten Realty Investors......... $       33,119
     20,495     Wells Fargo & Co. ..................      1,200,392
      1,200     WesBanco, Inc. .....................         33,000
        100     Wesco Financial Corp. ..............         34,210
        300     West Coast Bancorp .................          7,500
        300     WestCorp. ..........................         17,670
      1,000     Western Alliance Bancorp* ..........         28,100
      1,125     Whitney Holding Corp. ..............         30,420
      1,900     Wilmington Trust Corp. .............         69,255
        400     Windrose Medical Properties
                Trust ..............................          6,112
      1,125     WR Berkley Corp. ...................         44,415
        100     WSFS Financial Corp. ...............          5,889
        200     Yardville National Bancorp .........          7,050
      1,000     Zions Bancorp ......................         71,210
      1,200     ZipRealty, Inc.* ...................         15,288

                                                     --------------
                                                         34,743,690
                                                     --------------
Health Care - 13.1%
        200     Abaxis, Inc.* ......................          2,610
     18,900     Abbott Laboratories ................        801,360
      2,000     Abgenix, Inc.* .....................         25,360
        200     Abiomed, Inc.* .....................          2,014
        300     Accelrys, Inc.* ....................          2,028
        200     Advanced Magnetics, Inc.* ..........          1,938
        731     Advanced Medical Optics,
                Inc.* ..............................         27,741
      3,800     Aetna, Inc. ........................        327,332
        800     Affymetrix, Inc.* ..................         36,984
        900     Align Technology, Inc.* ............          6,048
        900     Alkermes, Inc.* ....................         15,120
      1,900     Allergan, Inc. .....................        174,078
      1,000     Alliance Imaging, Inc.* ............          8,550
      1,500     Alpharma, Inc., Class A ............         37,305
        200     Amedisys, Inc.* ....................          7,800
        200     America Service Group,
                Inc.* ..............................          3,318
      1,000     American Medical Systems
                Holdings, Inc.* ....................         20,150

                    See Notes to Statements of Investments.
                                       43

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
        400     American Pharmaceutical
                Partners, Inc.* .................... $       18,264
        500     AMERIGROUP Corp.* ..................          9,560
      1,370     AmerisourceBergen Corp. ............        105,901
     15,302     Amgen, Inc.* .......................      1,219,110
        200     Amsurg Corp.* ......................          5,472
      1,200     Amylin Pharmaceuticals,
                Inc.* ..............................         41,748
      1,800     Andrx Corp.* .......................         27,774
        200     Angiodynamics, Inc.* ...............          4,200
        200     Anika Therapeutics, Inc.* ..........          2,364
        100     Antigenics, Inc.* ..................            542
      2,400     Applera Corp. - Applied
                Biosystems Group ...................         55,776
        800     Applera Corp. - Celera
                Genomics Group* ....................          9,704
        900     Apria Healthcare Group,
                Inc.* ..............................         28,719
        100     ARIAD Pharmaceuticals,
                Inc.* ..............................            743
        100     Arqule, Inc.* ......................            783
        100     Array Biopharma, Inc.* .............            718
        200     Aspect Medical Systems,
                Inc.* ..............................          5,926
      1,425     Barr Pharmaceuticals, Inc.* ........         78,261
        200     Barrier Therapeutics, Inc.* ........          1,678
        500     Bausch & Lomb, Inc. ................         40,340
      7,663     Baxter International, Inc. .........        305,524
        900     Beckman Coulter, Inc. ..............         48,582
      3,200     Becton Dickinson & Co. .............        167,776
      2,100     Beverly Enterprises, Inc.* .........         25,725
      4,055     Biogen Idec, Inc.* .................        160,091
        200     BioLase Technology, Inc. ...........          1,426
      1,500     BioMarin Pharmaceuticals,
                Inc.* ..............................         13,095
      3,050     Biomet, Inc. .......................        105,866
      7,270     Boston Scientific Corp.* ...........        169,900
        400     Bradley Pharmaceuticals,
                Inc.* ..............................          4,368
     23,500     Bristol-Myers Squibb Co. ...........        565,410

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
        200     Candela Corp.* ..................... $        1,964
      5,436     Cardinal Health, Inc. ..............        344,860
      5,528     Caremark Rx, Inc.* .................        276,013
      2,000     Celgene Corp.* .....................        108,640
        500     Cell Therapeutics, Inc.* ...........          1,430
        800     Centene Corp.* .....................         20,024
        700     Cephalon, Inc.* ....................         32,494
        300     Cepheid, Inc.* .....................          2,217
        500     Cerner Corp.* ......................         43,465
        644     Charles River Laboratories
                International, Inc.* ...............         28,091
      1,246     Chiron Corp.* ......................         54,351
        200     Cholestech Corp.* ..................          2,016
      1,700     Cigna Corp. ........................        200,362
      1,200     Community Health Systems,
                Inc.* ..............................         46,572
        400     Conceptus, Inc.* ...................          4,640
      1,300     Conmed Corp.* ......................         36,244
      1,000     Connetics Corp.* ...................         16,910
        700     Conor Medsystems, Inc.* ............         16,450
        755     Cooper Cos., Inc. (The) ............         57,841
      1,100     Covance, Inc.* .....................         52,789
      1,261     Coventry Health Care, Inc.*.........        108,471
      1,300     CR Bard, Inc. ......................         85,839
        300     Cross Country Healthcare,
                Inc.* ..............................          5,568
      2,000     Cubist Pharmaceuticals,
                Inc.* ..............................         43,080
        100     CuraGen Corp.* .....................            495
        200     Curative Health Services,
                Inc.* ..............................            194
        200     Cutera, Inc.* ......................          5,188
      1,000     CV Therapeutics, Inc.* .............         26,750
      1,300     Cytyc Corp.* .......................         34,905
      1,000     Dade Behring Holdings,
                Inc. ...............................         36,660
        200     Datascope Corp. ....................          6,204
      1,250     DaVita, Inc.* ......................         57,588
        100     Dendreon Corp.* ....................            671

                    See Notes to Statements of Investments.
                                       44

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
        400     Dendrite International, Inc.*....... $        8,036
        850     Dentsply International, Inc.........         45,917
        256     Dexcom Inc.* .......................          2,975
        180     Diagnostic Products Corp. ..........          9,491
      1,352     Dialysis Corp. Of America* .........         17,508
        200     Digene Corp.* ......................          5,700
        100     Discovery Laboratories,
                Inc.* ..............................            645
        300     Diversa Corp.* .....................          1,737
        300     DJ Orthopedics, Inc.* ..............          8,682
        400     Dov Pharmaceutical, Inc.* ..........          6,792
        200     DUSA Pharmaceuticals,
                Inc.* ..............................          2,120
        100     Dyax Corp.* ........................            559
        500     Eclipsys Corp.* ....................          8,920
        700     Edwards Lifesciences Corp.*.........         31,087
     11,670     Eli Lilly & Co. ....................        624,578
        800     Encysive Pharmaceuticals,
                Inc.* ..............................          9,424
        800     Endo Pharmaceuticals
                Holdings, Inc.* ....................         21,336
      1,000     Enzo Biochem, Inc.* ................         15,360
        200     EPIX Pharmaceuticals, Inc.*.........          1,540
        100     Exactech, Inc.* ....................          1,480
        600     Exelixis, Inc.* ....................          4,602
      1,400     Express Scripts, Inc.* .............         87,080
        900     Eyetech Pharmaceuticals,
                Inc.* ..............................         16,164
        400     First Horizon Pharmaceutical
                Corp.* .............................          7,948
      1,372     Fisher Scientific
                International, Inc.* ...............         85,133
        200     Five Star Quality Care, Inc.*.......          1,380
      4,400     Forest Laboratories, Inc.* .........        171,468
        200     Foxhollow Technologies,
                Inc.* ..............................          9,522
      5,900     Genentech, Inc.* ...................        496,839
      1,000     Gen-Probe, Inc.* ...................         49,450
      3,055     Genzyme Corp.* .....................        218,860
      1,000     Geron Corporation* .................         10,270

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      5,500     Gilead Sciences, Inc.* ............. $      268,180
        200     GTx, Inc.* .........................          1,862
      3,870     Guidant Corp. ......................        266,604
        200     Hanger Orthopedic Group,
                Inc.* ..............................          1,540
      4,800     HCA, Inc. ..........................        230,016
      2,800     Health Management
                Associates, Inc., Class A ..........         65,716
      1,400     Health Net, Inc.* ..................         66,248
        450     Healthcare Services Group ..........          8,662
        700     HealthExtras, Inc.* ................         14,966
        600     HealthTronics, Inc.* ...............          5,976
      1,200     Henry Schein, Inc.* ................         51,144
        700     Hillenbrand Industries, Inc.........         32,935
        200     Hi-Tech Pharmacal Co.,
                Inc.* ..............................          6,016
        200     Hollis-Eden Pharmaceuticals,
                Inc.* ..............................          1,278
      1,740     Hospira, Inc.* .....................         71,288
      1,600     Human Genome Sciences,
                Inc.* ..............................         21,744
      2,000     Humana, Inc.* ......................         95,760
        500     Hythiam, Inc.* .....................          3,310
        700     ICOS Corp.* ........................         19,334
        200     Idenix Pharmaceuticals,
                Inc.* ..............................          5,020
        400     Illumina, Inc.* ....................          5,124
      1,000     ImClone Systems, Inc.* .............         31,450
        200     Immtech International, Inc.*........          2,332
        537     Immucor, Inc.* .....................         14,735
        500     Impax Laboratories, Inc.* ..........          6,038
        300     Implant Sciences Corp.* ............          1,692
      2,800     IMS Health, Inc. ...................         70,476
        600     Inamed Corp.* ......................         45,408
        600     Incyte Corp.* ......................          2,820
        400     Inspire Pharmaceuticals,
                Inc.* ..............................          3,040
        200     Integra LifeSciences
                Holdings Corp.* ....................          7,652
        600     Intralase Corp.* ...................          8,826

                    See Notes to Statements of Investments.
                                       45

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,300     Invacare Corp. ..................... $       54,171
        200     Inverness Medical
                Innovations, Inc.* .................          5,306
        800     Invitrogen Corp.* ..................         60,184
        400     IRIS International, Inc.* ..........          7,376
        300     Ista Pharmaceuticals, Inc.* ........          1,992
      2,650     IVAX Corp.* ........................         69,854
     35,060     Johnson & Johnson ..................      2,218,597
        500     Kinetic Concepts, Inc.* ............         28,400
      2,174     King Pharmaceuticals, Inc.*.........         33,436
        450     KV Pharmaceutical Co.,
                Class A* ...........................          7,996
      1,600     Laboratory Corp. of America
                Holdings* ..........................         77,936
      1,000     LCA-Vision, Inc. ...................         37,120
        138     Lexicon Genetics, Inc.* ............            549
        400     Lifecell Corp.* ....................          8,652
        200     Lifecore Biomedical, Inc.* .........          2,418
        565     LifePoint Hospitals, Inc.* .........         24,707
        900     Ligand Pharmaceuticals, Inc.,
                Class B* ...........................          8,258
      1,300     Lincare Holdings, Inc.* ............         53,365
        200     Luminex Corp.* .....................          2,008
        300     Mannatech, Inc. ....................          3,555
        200     MannKind Corp.* ....................          2,738
      1,200     Manor Care, Inc. ...................         46,092
      1,300     Martek Biosciences Corp.* ..........         45,669
      1,000     Matria Healthcare, Inc.* ...........         37,750
        200     Matrixx Initiatives, Inc.* .........          2,844
        500     Maxygen, Inc.* .....................          4,145
      3,600     McKesson Corp. .....................        170,820
      2,000     Medarex, Inc.* .....................         19,040
        200     Medcath Corp.* .....................          4,750
      3,599     Medco Health Solutions,
                Inc.* ..............................        197,333
      1,000     Medicines Co.* .....................         23,010
        600     Medicis Pharmaceutical
                Corp., Class A .....................         19,536
      3,055     MedImmune, Inc.* ...................        102,801

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
     14,668     Medtronic, Inc. .................... $      786,498
        700     Mentor Corp. .......................         38,507
     26,833     Merck & Co., Inc. ..................        730,126
        200     Merge Technologies, Inc.* ..........          3,418
        300     Meridian Bioscience, Inc. ..........          6,210
      1,200     MGI Pharma, Inc.* ..................         27,972
      1,000     Micrus Endovascular Corp* ..........          9,890
      3,700     Millennium Pharmaceuticals,
                Inc.* ..............................         34,521
      1,000     Millipore Corp.* ...................         62,890
      2,500     Mylan Laboratories, Inc. ...........         48,150
        200     Myogen, Inc.* ......................          4,700
        400     Myriad Genetics, Inc.* .............          8,744
        500     Nabi Biopharmaceuticals* ...........          6,550
        900     Nastech Pharmaceutical Co.,
                Inc.* ..............................         12,726
        200     Natural Health Trends
                Corp.* .............................          2,998
        200     Natures Sunshine Prods,
                Inc. ...............................          4,648
        200     Natus Medical, Inc.* ...............          2,434
      1,600     NBTY, Inc.* ........................         37,600
        500     NDCHealth Corp. ....................          9,460
      1,000     Nektar Therapeutics* ...............         16,950
        200     NeoPharm, Inc.* ....................          2,480
        200     New River Pharmaceuticals,
                Inc.* ..............................          9,588
        200     Nutraceutical International
                Corp.* .............................          2,844
        200     NuVasive, Inc.* ....................          3,748
        300     Oakley, Inc. .......................          5,202
        800     Odyssey HealthCare, Inc.* ..........         13,576
      1,200     Omnicare, Inc. .....................         67,476
        600     Option Care, Inc. ..................          8,784
      1,000     OSI Pharmaceuticals, Inc.* .........         29,240
      1,300     Pacificare Health Systems,
                Inc.* ..............................        103,714
        200     Palomar Medical
                Technologies, Inc.* ................          5,246
      1,600     Patterson Cos., Inc.* ..............         64,048

                    See Notes to Statements of Investments.
                                       46

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
      1,417     PerkinElmer, Inc. .................. $       28,864
      1,800     Perrigo Co. ........................         25,758
     89,811     Pfizer, Inc. .......................      2,242,581
        500     Pharmaceutical Product
                Development, Inc.* .................         28,755
        200     Pharmacyclics, Inc.* ...............          1,804
        200     Pharmion Corp.* ....................          4,362
        100     PolyMedica Corp. ...................          3,494
      1,300     Protein Design Labs, Inc.* .........         36,400
        600     PSS World Medical, Inc.* ...........          8,004
        200     QMed, Inc.* ........................          2,512
      2,000     Quest Diagnostics, Inc. ............        101,080
        400     Radiation Therapy Services,
                Inc.* ..............................         12,744
        440     Regeneron Pharmaceuticals,
                Inc.* ..............................          4,176
        990     Renal Care Group, Inc.* ............         46,847
        500     Renovis, Inc.* .....................          6,765
        200     Res-Care, Inc.* ....................          3,078
        300     Resmed, Inc.* ......................         23,895
        800     Respironics, Inc.* .................         33,744
        400     Rigel Pharmaceuticals, Inc.*........          9,508
        100     Santarus, Inc.* ....................            621
     17,900     Schering-Plough Corp. ..............        376,795
      1,300     Sepracor, Inc.* ....................         76,687
        200     Sierra Health Services, Inc.*.......         13,774
      4,400     St. Jude Medical, Inc.* ............        205,920
        800     STERIS Corp. .......................         19,032
      3,320     Stryker Corp. ......................        164,108
        200     SurModics, Inc.* ...................          7,738
        200     Symbion, Inc.* .....................          5,174
        200     Symmetry Medical, Inc.* ............          4,740
        900     Tanox, Inc.* .......................         13,185
        700     Techne Corp.* ......................         39,886
        700     Telik, Inc.* .......................         11,452
      5,526     Tenet Healthcare Corp.* ............         62,057
        200     Tercica, Inc.* .....................          2,256
      1,465     Thermo Electron Corp.* .............         45,268

     Shares                                              Value
---------------                                     ---------------
Health Care (continued)
        250     Third Wave Technologies,
                Inc.* .............................. $        1,238
        700     Thoratec Corp.* ....................         12,432
        805     Triad Hospitals, Inc.* .............         36,442
        400     Trimeris, Inc.* ....................          6,136
        200     TriPath Imaging, Inc.* .............          1,412
        200     United Therapeutics Corp.*..........         13,960
     14,932     UnitedHealth Group, Inc. ...........        839,178
        900     Universal Health Services,
                Inc., Class B ......................         42,867
      1,100     Valeant Pharmaceuticals
                International ......................         22,088
      1,700     Varian Medical Systems,
                Inc.* ..............................         67,167
        700     Varian, Inc.* ......................         24,024
        300     Vaso Active Pharmaceuticals,
                Inc., Class A* .....................            216
        800     VCA Antech, Inc.* ..................         20,416
        700     Vertex Pharmaceuticals,
                Inc.* ..............................         15,645
        400     ViaCell, Inc.* .....................          2,320
        200     VistaCare, Inc., Class A* ..........          2,894
        200     Vital Signs, Inc. ..................          9,218
      1,200     Vnus Medical Technologies,
                Inc.* ..............................         12,504
      1,600     Waters Corp.* ......................         66,560
      1,500     Watson Pharmaceuticals,
                Inc.* ..............................         54,915
        300     WellChoice, Inc.* ..................         22,770
      7,136     WellPoint, Inc.* ...................        541,052
     16,100     Wyeth ..............................        744,947
      2,900     Zimmer Holdings, Inc.* .............        199,781
        200     Zoll Medical Corp.* ................          5,250
        600     Zymogenetics, Inc.* ................          9,900

                                                     --------------
                                                         21,905,605
                                                     --------------
Industrials - 10.8%
      8,600     3M Co. .............................        630,896
        200     AAR Corp.* .........................          3,436
        400     ABM Industries, Inc. ...............          8,324

                    See Notes to Statements of Investments.
                                       47

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        500     Abx Air, Inc.* ..................... $        4,100
        200     Actrade Financial
                Technologies, Ltd.*(a) .............              0
      1,220     Actuant Corp., Class A* ............         57,096
      1,500     Acuity Brands, Inc. ................         44,505
      1,100     Adesa, Inc. ........................         24,310
      2,200     Advance America Cash
                Advance Centers, Inc. ..............         29,150
      1,000     AGCO Corp.* ........................         18,200
      1,800     Airtran Holdings, Inc.* ............         22,788
        800     Albany Molecular Research,
                Inc.* ..............................          9,744
      1,000     Alderwoods Group, Inc.* ............         16,380
        500     Alexander & Baldwin, Inc. ..........         26,620
      2,100     Allied Waste Industries,
                Inc.* ..............................         17,745
      2,200     American Power Conversion
                Corp. ..............................         56,980
      2,400     American Standard Cos.,
                Inc. ...............................        111,720
        900     Ametek, Inc. .......................         38,673
        200     AMN Healthcare Services,
                Inc.* ..............................          3,094
      1,800     AMR Corp.* .........................         20,124
        200     Angelica Corp. .....................          3,570
      1,925     Apollo Group, Inc., Class A*........        127,801
        200     Applied Films Corp.* ...............          4,200
      1,400     Applied Signal Technology,
                Inc. ...............................         26,712
      1,200     Aramark Corp., Class B .............         32,052
        600     Armor Holdings, Inc.* ..............         25,806
        800     Artesyn Technologies, Inc.*.........          7,440
        400     Astec Industries, Inc.* ............         11,356
      1,400     Avery Dennison Corp. ...............         73,346
        200     Aviall, Inc.* ......................          6,756
        200     Baker (Michael) Corp.* .............          5,210
        200     Baldor Electric Co. ................          5,070
        300     Barnes Group, Inc. .................         10,758
        300     Barrett Business Services,
                Inc.* ..............................          6,855

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        200     Beacon Roofing Supply,
                Inc.* .............................. $        6,534
      2,200     BearingPoint, Inc.* ................         16,698
        400     Blount International, Inc.* ........          7,056
      1,200     BlueLinx Holdings, Inc. ............         16,128
      9,000     Boeing Co. .........................        611,550
        300     Bowne & Co., Inc. ..................          4,287
        400     Brady Corp., Class A ...............         12,376
        600     Briggs & Stratton Corp. ............         20,754
        200     Bright Horizons Family
                Solutions, Inc.* ...................          7,680
      1,000     Brink's Company ....................         41,060
      1,000     Builders Firstsource Inc.* .........         22,330
      4,590     Burlington Northern Santa
                Fe Corp. ...........................        274,482
        400     C&D Technologies, Inc. .............          3,764
      1,100     C.H. Robinson Worldwide,
                Inc. ...............................         70,532
      1,500     Career Education Corp.* ............         53,340
        300     Carlisle Cos., Inc. ................         19,071
        200     Casella Waste Systems, Inc.,
                Class A* ...........................          2,626
      8,400     Caterpillar, Inc. ..................        493,500
        400     CDI Corp. ..........................         11,816
        400     Celadon Group, Inc.* ...............          8,920
     12,677     Cendant Corp. ......................        261,653
        300     Central Parking Corp. ..............          4,485
        100     Cherokee International
                Corp.* .............................            350
      1,086     ChoicePoint, Inc.* .................         46,883
      1,582     Cintas Corp. .......................         64,941
        400     Clarcor, Inc. ......................         11,488
        400     Clark, Inc. ........................          6,732
        400     Clean Harbors, Inc.* ...............         13,580
        500     CNF, Inc. ..........................         26,250
        400     Coinstar, Inc.* ....................          7,404
        200     Collectors Universe* ...............          2,540
        400     Columbus McKinnon Corp.*............          9,464

                    See Notes to Statements of Investments.
                                       48

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
      1,200     Competitive Technologies,
                Inc.* .............................. $        7,968
        200     Compx International, Inc. ..........          3,280
      1,000     Consolidated Graphics, Inc*.........         43,050
        700     Continental Airlines, Inc.,
                Class B* ...........................          6,762
      1,300     Cooper Industries, Ltd., Class
                A ..................................         89,882
      1,300     Core Modeling
                Technologies* ......................          7,371
      1,000     Corinthian Colleges, Inc.* .........         13,270
        200     Cornell Cos, Inc.* .................          2,942
        400     Corporate Executive Board
                Co. ................................         31,192
        398     Corrections Corp. of
                America* ...........................         15,801
        200     Corvel Corp.* ......................          4,792
        200     Covenant Transport, Inc.,
                Class A* ...........................          2,420
        600     Crane Co. ..........................         17,844
      2,600     CSX Corp. ..........................        120,848
        700     Cubic Corp. ........................         11,984
        400     Cummins, Inc. ......................         35,196
        200     Curtiss-Wright Corp. ...............         12,342
      3,018     Danaher Corp. ......................        162,459
      3,100     Deere & Co. ........................        189,720
        100     Delta Air Lines, Inc.* .............             75
      1,000     Deluxe Corp ........................         40,160
        900     DiamondCluster
                International, Inc.* ...............          6,822
        200     Dixie Group, Inc.* .................          3,188
      1,200     Dollar Financial Corp.* ............         14,388
      1,500     Dorchester Minerals LP .............         45,975
      2,600     Dover Corp. ........................        106,054
        200     DRS Technologies, Inc. .............          9,872
        950     Dun & Bradstreet Corp.* ............         62,577
        400     Dycom Industries, Inc.* ............          8,088
      1,000     Eagle Bulk Shipping* ...............         17,150
      1,900     Eaton Corp. ........................        120,745
        500     EDO Corp. ..........................         15,015

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        200     Educate, Inc.* ..................... $        3,000
        600     Education Management
                Corp.* .............................         19,344
        100     EGL, Inc.* .........................          2,715
        200     ElkCorp. ...........................          7,154
      5,300     Emerson Electric Co. ...............        380,540
      1,000     Empire Resources, Inc. .............          7,830
      1,200     Encore Wire Corp.* .................         19,512
        500     EnerSys* ...........................          7,585
        300     Engineered Support Systems,
                Inc. ...............................         12,312
        229     EnPro Industries, Inc.* ............          7,715
      1,800     Equifax, Inc. ......................         62,892
        200     Escala Group Inc* ..................          3,330
        200     Esterline Technologies
                Corp.* .............................          7,578
        200     Euronet Worldwide, Inc.* ...........          5,918
      1,200     Expeditors International
                Washington, Inc. ...................         68,136
        200     Exponent, Inc.* ....................          6,278
        200     ExpressJet Holdings, Inc.* .........          1,794
        700     Fastenal Co. .......................         42,763
        500     Federal Signal Corp. ...............          8,545
      3,432     FedEx Corp. ........................        299,030
        600     Flowserve Corp.* ...................         21,810
      1,100     Fluor Corp. ........................         70,818
        200     Forrester Research, Inc.* ..........          4,164
        600     Forward Industries, Inc.* ..........         14,082
      1,000     Foster Wheeler
                Corporation* .......................         30,890
        300     Franklin Electric Co., Inc. ........         12,417
        700     Frontier Airlines, Inc.* ...........          6,846
      1,200     Frozen Food Express
                Industries* ........................         12,588
      1,450     FTI Consulting, Inc.* ..............         36,627
        300     Gehl Co.* ..........................          8,361
        500     GenCorp., Inc.* ....................          9,325
        500     General Cable Corp.* ...............          8,400
      2,020     General Dynamics Corp. .............        241,491

                    See Notes to Statements of Investments.
                                       49

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
    126,646     General Electric Co. ............... $    4,264,171
        200     GenTek, Inc.* ......................          2,900
        400     Gerber Scientific, Inc.* ...........          3,136
        500     Gevity HR, Inc. ....................         13,620
        300     Global Power Equipment
                Group, Inc.* .......................          2,139
      1,400     Goodrich Corp. .....................         62,076
        987     Graco, Inc. ........................         33,834
      1,400     GrafTech International, Ltd.*.......          7,602
        200     Greenbrier Cos., Inc. ..............          6,648
      2,700     Grey Wolf, Inc.* ...................         22,761
        520     Griffon Corp.* .....................         12,792
      1,000     Gulfmark Offshore, Inc.* ...........         32,270
      3,160     H&R Block, Inc. ....................         75,777
        300     Handleman Co. ......................          3,789
        300     Harland (John H) Co. ...............         13,320
        400     Harsco Corp. .......................         26,228
        200     Hawaiian Holdings, Inc.* ...........            588
        550     Heartland Express, Inc. ............         11,187
        142     Heico Corp., Class A ...............          2,528
        200     Heidrick & Struggles
                International, Inc.* ...............          6,476
        200     Herley Industries, Inc.* ...........          3,726
        900     Herman Miller, Inc. ................         27,270
      1,600     Hexcel Corp.* ......................         29,264
        600     HNI Corp. ..........................         36,132
      9,475     Honeywell International,
                Inc. ...............................        355,313
        600     Hubbell, Inc., Class B .............         28,158
      1,000     Hudson Highland Group,
                Inc.* ..............................         24,970
        800     Hughes Supply, Inc. ................         26,080
      1,600     Hunt (JB) Transport Services,
                Inc. ...............................         30,416
      1,200     Hurco Cos., Inc.* ..................         19,620
        200     Huron Consulting Group,
                Inc.* ..............................          5,364
        550     IDEX Corp. .........................         23,402
      1,900     IKON Office Solutions, Inc..........         18,962

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
      3,133     Illinois Tool Works, Inc. .......... $      257,940
        200     Imagistics International,
                Inc.* ..............................          8,370
      1,000     Imperial Industries, Inc.* .........         22,020
        400     Infrasource Services, Inc.* ........          5,820
      4,200     Ingersoll-Rand Co., Ltd.,
                Class A ............................        160,566
      1,500     Ingram Micro, Inc., Class A*........         27,810
        300     Innovative Solutions &
                Support, Inc.* .....................          4,659
      1,300     Interactive Data Corp.* ............         29,445
        600     Interline Brands, Inc.* ............         12,606
      1,200     Intersections, Inc.* ...............         14,340
      1,550     Iron Mountain, Inc.* ...............         56,885
        500     ITT Educational Services,
                Inc.* ..............................         24,675
      1,300     ITT Industries, Inc. ...............        147,680
        600     Jacobs Engineering Group,
                Inc.* ..............................         40,440
      1,300     Jacuzzi Brands, Inc.* ..............         10,478
      1,200     JetBlue Airways Corp.* .............         21,120
        500     JLG Industries, Inc. ...............         18,295
      1,000     Jorgensen (Earle M.) Co.* ..........          9,530
      1,000     Joy Global, Inc. ...................         50,460
        323     Kansas City Southern* ..............          7,529
        400     Kelly Services, Inc., Class A.......         12,264
        200     Kendle International, Inc.* ........          5,628
        300     Kennametal, Inc. ...................         14,712
        275     Knight Transportation, Inc. ........          6,699
        400     Korn/Ferry International* ..........          6,556
     14,300     Kreisler Manufacturing
                Corp.* .............................         85,800
      1,300     L-3 Communications
                Holdings, Inc. .....................        102,791
        400     Labor Ready, Inc.* .................         10,260
        600     Landstar System, Inc.* .............         24,018
        200     Learning Tree International,
                Inc.* ..............................          2,640
        300     LECG Corp.* ........................          6,900
      1,700     Lennox International, Inc. .........         46,597

                    See Notes to Statements of Investments.
                                       50

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        400     Lindsay Manufacturing Co. .......... $        8,804
      4,300     Lockheed Martin Corp. ..............        262,472
        200     LSI Industries, Inc. ...............          3,800
        200     Lydall, Inc.* ......................          1,786
        300     Magnetek, Inc.* ....................          1,014
        250     Manitowoc Co. ......................         12,562
      1,303     Manpower, Inc. .....................         57,840
        200     Marten Transport, Ltd.* ............          5,060
      5,300     Masco Corp. ........................        162,604
        300     Matthews International
                Corp., Class A .....................         11,337
        800     McDermott International,
                Inc.* ..............................         29,288
        200     McGrath Rentcorp ...................          5,666
        400     Medis Technologies, Ltd.* ..........          7,180
        400     MedQuist, Inc.* ....................          4,960
      1,400     Meridian Gold, Inc.* ...............         30,674
        200     Mesa Air Group, Inc.* ..............          1,650
        200     Middleby Corp.* ....................         14,500
      1,500     Mosaic Co. (The)* ..................         24,030
        200     MTC Technologies, Inc.* ............          6,396
        430     Myers Industries, Inc. .............          5,005
      1,500     Nalco Holding Co.* .................         25,305
      1,000     Nanophase Technologies
                Corp.* .............................          5,800
        600     Navigant Consulting, Inc.* .........         11,496
      1,100     Navistar International Corp.*.......         35,673
        515     NCO Group, Inc.* ...................         10,640
      4,900     Norfolk Southern Corp. .............        198,744
      4,300     Northrop Grumman Corp. .............        233,705
        100     Northwest Airlines Corp.* ..........             66
        500     Nuco2, Inc.* .......................         12,875
        225     Old Dominion Freight Line*..........          7,535
      2,000     OMI Corp. ..........................         35,740
      1,200     Orbital Sciences Corp.* ............         15,000
        600     Oshkosh Truck Corp. ................         25,896
      1,700     Owens-Illinois, Inc.* ..............         35,054
      2,025     Paccar, Inc. .......................        137,477

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        300     Pacer International, Inc.* ......... $        7,908
      1,600     Pall Corp. .........................         44,000
      1,729     Parker Hannifin Corp. ..............        111,192
        400     Park-Ohio Holdings Corp.* ..........          7,024
        400     PDI, Inc.* .........................          6,124
      1,300     Pentair, Inc. ......................         47,450
      1,000     PeopleSupport, Inc.* ...............          7,850
        600     Perini Corp.* ......................         10,920
      1,573     PHH Corp.* .........................         43,195
        500     Pinnacle Airlines Corp.* ...........          3,250
      2,800     Pitney Bowes, Inc. .................        116,872
        300     Power-One, Inc.* ...................          1,662
        200     PRA International* .................          6,062
      1,400     Precision Castparts Corp. ..........         74,340
         94     Proliance International,
                Inc.* ..............................            515
        400     QC Holdings, Inc.* .................          5,216
        200     Quality Distribution, Inc.* ........          1,598
        800     Quanta Services, Inc.* .............         10,208
        100     Quipp, Inc.* .......................          1,162
      2,500     R.R. Donnelley & Sons Co. ..........         92,675
        400     RailAmerica, Inc.* .................          4,760
        400     Raven Industries, Inc. .............         11,700
      5,400     Raytheon Co. .......................        205,308
        200     Republic Airways Holdings,
                Inc.* ..............................          2,862
      1,000     Republic Services, Inc. ............         35,290
      1,000     Resources Connection, Inc.*.........         29,630
        200     Robbins & Myers, Inc. ..............          4,496
      2,300     Robert Half International,
                Inc. ...............................         81,857
      2,300     Rockwell Automation, Inc. ..........        121,670
      1,900     Rockwell Collins, Inc. .............         91,808
      1,000     Rollin, Inc. .......................         19,520
      1,000     Roper Industries Inc ...............         39,290
        800     Ryder System, Inc. .................         27,376
        500     Sauer-Danfoss, Inc. ................         10,000
        300     SCS Transportation, Inc.* ..........          4,713

                    See Notes to Statements of Investments.
                                       51

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        200     Senomyx, Inc.* ..................... $        3,406
        200     Sequa Corp., Class A* ..............         11,800
      3,400     Service Corp. International ........         28,186
      3,200     ServiceMaster Co. ..................         43,328
        700     Shaw Group, Inc.* ..................         17,262
        400     SIRVA, Inc.* .......................          2,984
        800     SkyWest, Inc. ......................         21,456
        200     Smith (A.O) Corp. ..................          5,700
      1,000     Source Interlink Cos., Inc.* .......         11,060
        400     Sourcecorp* ........................          8,576
      8,593     Southwest Airlines Co. .............        127,606
        500     Spherion Corp.* ....................          3,800
        934     SPX Corp. ..........................         42,917
        200     Standard Register Co. ..............          2,990
        500     Steelcase, Inc., Class A ...........          7,230
        500     Stericycle, Inc.* ..................         28,575
        400     Stewart & Stevenson
                Services, Inc. .....................          9,540
        700     Stewart Enterprises, Inc.,
                Class A ............................          4,641
      1,000     Swift Transportation, Inc.* ........         17,700
        200     Tecumseh Products Co.,
                Class A ............................          4,304
        800     TeleTech Holdings, Inc.* ...........          8,016
        600     Terex Corp.* .......................         29,658
      1,543     Tetra Tech, Inc.* ..................         25,953
      1,400     Textron, Inc. ......................        100,408
      1,100     Thomas & Betts Corp.* ..............         37,851
        800     Timken Co. .........................         23,704
        200     TNS, Inc.* .........................          4,850
      1,000     Toro Co. ...........................         36,760
        200     TRC Cos., Inc.* ....................          3,120
        500     Tredegar Corp. .....................          6,505
        800     Trinity Industries, Inc. ...........         32,392
        200     Triumph Group, Inc.* ...............          7,434
      1,340     Ultra Petroleum Corp.* .............         76,219
        500     Ultralife Batteries, Inc.* .........          6,460
      3,200     Union Pacific Corp. ................        229,440

     Shares                                              Value
---------------                                     ---------------
Industrials (continued)
        200     United Industrial Corp. ............ $        7,150
      7,200     United Parcel Service, Inc.,
                Class B ............................        497,736
        800     United Rentals, Inc.* ..............         15,768
        300     United Stationers, Inc.* ...........         14,358
     11,294     United Technologies Corp. ..........        585,481
        200     Universal Display Corp.* ...........          2,230
        100     Universal Technical Institute,
                Inc.* ..............................          3,561
        200     Universal Truckload
                Services, Inc.* ....................          3,716
      1,000     UNOVA, Inc.* .......................         34,980
         41     US Airways Group, Inc.* ............            867
        400     US Xpress Enterprises, Inc.,
                Class A* ...........................          4,664
        400     USA Truck, Inc.* ...................         10,120
        200     Valmont Industries, Inc. ...........          5,872
        200     Viad Corp. .........................          5,470
      1,200     Vicor Corp. ........................         18,180
        200     Volt Information Sciences,
                Inc.* ..............................          4,064
        200     Wabash National Corp. ..............          3,932
      1,400     Wabtec Corp. .......................         38,192
      6,100     Waste Management, Inc. .............        174,521
        550     Werner Enterprises, Inc. ...........          9,510
        400     World Air Holdings, Inc.* ..........          4,240
      1,400     Wright Express Corp.* ..............         30,226
      1,200     WW Grainger, Inc. ..................         75,504
      1,000     Yellow Roadway Corp.* ..............         41,420
        400     York International Corp. ...........         22,428

                                                     --------------
                                                         18,203,323
                                                     --------------
Information Technology - 16.0%
        200     @Road, Inc.* .......................            918
      1,700     3Com Corp.* ........................          6,936
        200     3D Systems Corp.* ..................          4,446
        200     Actel Corp.* .......................          2,892
      2,133     Activision, Inc.* ..................         43,620
      1,100     Acxiom Corp. .......................         20,592

                    See Notes to Statements of Investments.
                                       52

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        100     Adaptec, Inc.* ..................... $          383
      1,531     ADC Telecommunications,
                Inc.* ..............................         34,999
        200     ADE Corp.* .........................          4,496
      5,600     Adobe Systems, Inc. ................        167,160
      1,200     Adtran, Inc. .......................         37,800
      1,000     Advanced Analogic
                Technologies, Inc.* ................         11,190
      1,100     Advanced Digital
                Information Corp.* .................         10,340
        400     Advanced Energy Industries,
                Inc.* ..............................          4,304
      4,200     Advanced Micro Devices,
                Inc.* ..............................        105,840
        400     Advent Software, Inc.* .............         10,776
      1,100     Aeroflex, Inc.* ....................         10,296
      1,400     Affiliated Computer Services,
                Inc., Class A* .....................         76,440
      2,140     Agere Systems, Inc.* ...............         22,277
        300     Agile Software Corp.* ..............          2,151
      5,446     Agilent Technologies, Inc.* ........        178,356
        700     Agilysys, Inc. .....................         11,788
      2,359     Akamai Technologies, Inc.*..........         37,626
        500     Alliance Data Systems
                Corp.* .............................         19,575
        600     Allscripts Healthcare
                Solutions, Inc.* ...................         10,812
      4,400     Altera Corp.* ......................         84,084
        200     Altiris, Inc.* .....................          3,058
      3,600     Amazon.Com, Inc.* ..................        163,080
        200     American Reprographics
                Co.* ...............................          3,420
        200     American Science &
                Engineering, Inc.* .................         13,118
      1,000     AMIS Holdings, Inc.* ...............         11,860
      2,300     Amkor Technology, Inc.* ............         10,074
      1,000     Amphenol Corp., Class A ............         40,340
      4,500     Analog Devices, Inc. ...............        167,130
      1,300     Andrew Corp.* ......................         14,495
      1,400     Anixter International, Inc.* .......         56,462

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        200     Ansoft Corp.* ...................... $        5,820
        300     Anteon International Corp.*.........         12,828
      9,800     Apple Computer, Inc.* ..............        525,378
     19,558     Applied Materials, Inc. ............        331,704
        200     Aptimus, Inc.* .....................          2,790
      1,000     Aquantive, Inc.* ...................         20,130
      1,000     Arbinet-thexchange, Inc.* ..........          7,200
        191     Ariba, Inc.* .......................          1,089
        900     Arrow Electronics, Inc.* ...........         28,224
        200     Aspen Technology, Inc.* ............          1,250
        700     Atheros Communications,
                Inc.* ..............................          6,832
      2,800     Atmel Corp.* .......................          5,768
        700     August Technology Corp.* ...........          7,469
      2,800     Autodesk, Inc. .....................        130,032
      7,200     Automatic Data Processing,
                Inc. ...............................        309,888
      5,090     Avaya, Inc.* .......................         52,427
        643     Avid Technology, Inc.* .............         26,620
      1,400     Avnet, Inc.* .......................         34,230
        600     Avocent Corp.* .....................         18,984
      1,300     AVX Corp. ..........................         16,562
      1,489     Axcelis Technologies, Inc.* ........          7,773
        200     Axsys Technologies, Inc.* ..........          3,922
      1,500     BE Aerospace, Inc.* ................         24,855
      5,000     BEA Systems, Inc.* .................         44,900
        200     BEI Technologies, Inc. .............          6,998
        200     Bel Fuse, Inc., Class B ............          7,286
      1,500     Belden CDT, Inc. ...................         29,145
        400     Bell Microproducts, Inc.* ..........          4,012
      1,100     BISYS Group, Inc.* .................         14,773
        200     Blackbaud, Inc. ....................          2,834
        400     Blackboard, Inc.* ..................         10,004
      1,000     Blue Coat Systems, Inc.* ...........         43,480
        200     Blue Nile, Inc.* ...................          6,328
      2,467     BMC Software, Inc.* ................         52,054
        500     Borland Software Corp.* ............          2,910

                    See Notes to Statements of Investments.
                                       53

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        200     Bottomline Technologies,
                Inc.* .............................. $        3,018
      3,110     Broadcom Corp., Class A* ...........        145,890
      1,300     Brocade Communications
                Systems, Inc.* .....................          5,304
        356     Brooks Automation, Inc.* ...........          4,745
        200     Brooktrout, Inc.* ..................          2,594
      1,000     BTU International, Inc.* ...........          9,090
      2,777     Cadence Design Systems,
                Inc.* ..............................         44,876
      1,000     Cascade Microtech, Inc.* ...........         13,460
        200     Catapult Communications
                Corp.* .............................          3,668
        680     CDW Corp. ..........................         40,066
      1,800     Ceridian Corp.* ....................         37,350
      1,050     Certegy, Inc. ......................         42,021
        700     CheckFree Corp.* ...................         26,474
      1,200     Ciber, Inc.* .......................          8,916
      3,581     Ciena Corp.* .......................          9,454
        800     Cirrus Logic, Inc.* ................          6,072
     78,773     Cisco Systems, Inc.* ...............      1,412,400
      2,000     Citrix Systems, Inc.* ..............         50,280
      1,000     CKX, Inc.* .........................         12,570
        200     Click Commerce, Inc.* ..............          3,666
      1,337     CNET Networks, Inc.* ...............         18,143
      1,600     Cognizant Technology
                Solutions Corp., Class A* ..........         74,544
        500     Cohu, Inc. .........................         11,825
      1,600     CommScope, Inc.* ...................         27,744
      5,572     Computer Associates
                International, Inc. ................        154,957
        200     Computer Programs &
                Systems, Inc. ......................          6,908
      2,280     Computer Sciences Corp.* ...........        107,867
      4,400     Compuware Corp.* ...................         41,800
      2,231     Comverse Technology, Inc.*..........         58,608
        500     Concur Technologies, Inc.* .........          6,185
      1,500     Convergys Corp.* ...................         21,555
     16,919     Corning, Inc.* .....................        327,044

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        500     Covansys Corp.* .................... $        7,980
      1,100     Credence Systems Corp.* ............          8,778
        900     Cree, Inc.* ........................         22,518
        500     Crown Media Holdings, Inc.,
                Class A* ...........................          5,475
        600     CSG Systems International,
                Inc.* ..............................         13,026
        200     CTS Corp. ..........................          2,420
      1,600     Cypress Semiconductor
                Corp.* .............................         24,080
        200     Daktronics, Inc. ...................          4,796
        300     DataTRAK International,
                Inc.* ..............................          3,363
     26,400     Dell, Inc.* ........................        902,880
        700     DeVry, Inc.* .......................         13,335
        900     Diebold, Inc. ......................         31,014
        200     DIGI International, Inc.* ..........          2,146
        200     Digital Insight Corp.* .............          5,212
      1,900     Digitas, Inc.* .....................         21,584
        200     Diodes, Inc.* ......................          7,252
      3,200     Discovery Holding Co., Class
                A* .................................         46,208
      1,000     Dolby Laboratories, Inc.,
                Class A* ...........................         16,000
        700     DST Systems, Inc.* .................         38,381
      3,171     Earthlink, Inc.* ...................         33,930
        300     Echelon Corp.* .....................          2,763
        400     eCollege.com, Inc.* ................          5,944
         41     eCost.com, Inc.* ...................             74
      1,530     eFunds Corp.* ......................         28,810
        200     Electro Scientific Industries,
                Inc.* ..............................          4,472
      3,500     Electronic Arts, Inc.* .............        199,115
      5,800     Electronic Data Systems
                Corp. ..............................        130,152
      1,500     Electronics for Imaging* ...........         34,410
        200     Embarcadero Technologies,
                Inc.* ..............................          1,348
     29,329     EMC Corp.* .........................        379,517
      1,000     Emulex Corp.* ......................         20,210

                    See Notes to Statements of Investments.
                                       54

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
      1,786     Entegris, Inc.* .................... $       20,182
        500     Epicor Software Corp.* .............          6,500
        200     EPIQ Systems, Inc.* ................          4,364
        200     Equinix, Inc.* .....................          8,330
        500     eResearch Technology, Inc.*.........          7,095
        500     Exar Corp.* ........................          7,010
        200     Excel Technology, Inc.* ............          5,138
      1,044     Fair Isaac Corp. ...................         46,771
      1,500     Fairchild Semiconductor
                International, Inc.* ...............         22,290
        100     FalconStor Software, Inc.* .........            606
        200     Fargo Electronics, Inc.* ...........          3,494
        200     FARO Technologies, Inc.* ...........          3,898
        400     FEI Co.* ...........................          7,700
      9,379     First Data Corp. ...................        375,160
      2,428     Fiserv, Inc.* ......................        111,372
        800     Flir Systems, Inc.* ................         23,664
      4,851     Freescale Semiconductor,
                Inc., Class B* .....................        114,387
        500     Gartner, Inc., Class A* ............          5,845
        900     Gateway, Inc.* .....................          2,430
        400     Global Crossing, Ltd.* .............          5,884
        300     Global E-Point, Inc.* ..............          1,416
        700     Global Payments, Inc. ..............         54,404
      2,100     Google, Inc., Class A* .............        664,566
        200     GSI Commerce, Inc.* ................          3,980
        400     Gurunet Corp.* .....................          4,564
        200     Harmonic, Inc.* ....................          1,164
      2,000     Harris Corp. .......................         83,600
     35,277     Hewlett-Packard Co. ................      1,030,088
      1,000     Hutchinson Technology,
                Inc.* ..............................         26,120
        700     Hyperion Solutions Corp.* ..........         34,055
      1,200     ID Systems, Inc.* ..................         23,796
      1,200     Identix, Inc.* .....................          5,640
        600     II-VI, Inc.* .......................         10,644
      1,600     Imation Corp. ......................         68,592
        800     Informatica Corp.* .................          9,616

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        500     infoUSA, Inc.* ..................... $        5,310
      1,000     InPhonic, Inc.* ....................         13,750
      4,060     Integrated Device
                Technology, Inc.* ..................         43,604
     75,116     Intel Corp. ........................      1,851,609
        493     Interchange Corp.* .................          4,319
        500     Interdigital Communications
                Corp.* .............................          9,820
     20,270     International Business
                Machines Corp. .....................      1,626,059
        200     International DisplayWorks,
                Inc.* ..............................          1,188
        800     International Rectifier
                Corp.* .............................         36,064
      1,400     Internet Security Systems,
                Inc.* ..............................         33,614
      1,800     Intersil Corp., Class A ............         39,204
        500     Inter-Tel, Inc. ....................         10,500
        200     InterVoice, Inc.* ..................          1,802
        200     Interwoven, Inc.* ..................          1,634
        400     Intrado, Inc.* .....................          7,212
      2,300     Intuit, Inc.* ......................        103,063
        400     Ionatron, Inc.* ....................          4,032
        200     iPayment, Inc.* ....................          7,568
        200     iVillage, Inc.* ....................          1,452
        400     IXYS Corp.* ........................          4,224
        200     j2 Global Communications,
                Inc.* ..............................          8,084
      2,300     Jabil Circuit, Inc.* ...............         71,116
      1,400     Jack Henry & Associates,
                Inc. ...............................         27,160
     10,230     JDS Uniphase Corp.* ................         22,711
        600     Jupitermedia Corp.* ................         10,626
      1,000     Kanbay International, Inc* .........         18,800
        400     Keane, Inc.* .......................          4,572
        200     Keithley Instruments, Inc. .........          2,920
      1,200     Kemet Corp.* .......................         10,056
        200     Keynote Systems, Inc.* .............          2,596
      2,300     KLA-Tencor Corp. ...................        112,148

                    See Notes to Statements of Investments.
                                       55

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        700     Kulicke & Soffa Industries,
                Inc.* .............................. $        5,075
      1,600     Lam Research Corp.* ................         48,752
        100     Lattice Semiconductor
                Corp.* .............................            428
      1,200     Lawson Software, Inc.* .............          8,328
      1,000     Leadis Technolgies Inc.* ...........          6,850
        200     LeCroy Corp.* ......................          2,970
      1,800     Lexmark International, Inc.,
                Class A* ...........................        109,890
     30,300     Liberty Media Corp., Class
                A* .................................        243,915
      3,800     Linear Technology Corp. ............        142,842
        200     Littelfuse, Inc.* ..................          5,626
        200     LoJack Corp.* ......................          4,228
        200     Lowrance Electronics, Inc. .........          5,078
      4,490     LSI Logic Corp.* ...................         44,226
        100     LTX Corp.* .........................            422
     40,686     Lucent Technologies, Inc.* .........        132,229
        840     Macromedia, Inc.* ..................         34,163
      2,000     Macrovision Corp.* .................         38,200
        500     Magma Design Automation,
                Inc.* ..............................          4,060
        200     Majesco Entertainment Co.*..........            266
        400     Manhattan Associates, Inc.*.........          9,280
        300     Mantech International Corp.,
                Class A* ...........................          7,923
        400     Marchex, Inc., Class B* ............          6,624
        200     Mattson Technology, Inc.* ..........          1,502
      3,890     Maxim Integrated Products,
                Inc. ...............................        165,908
        780     Maxtor Corp.* ......................          3,432
      1,900     McAfee, Inc.* ......................         59,698
      1,447     McData Corp., Class A* .............          7,582
        200     Measurement Specialties,
                Inc.* ..............................          4,240
      1,700     MEMC Electronic Materials,
                Inc.* ..............................         38,743
      1,000     Mentor Graphics Corp.* .............          8,600

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        200     Mercury Computer Systems,
                Inc.* .............................. $        5,250
      1,100     Mercury Interactive Corp.* .........         43,560
        200     Methode Electronics, Inc. ..........          2,304
        200     Metrologic Instruments,
                Inc.* ..............................          3,638
        900     Micrel, Inc.* ......................         10,107
      2,512     Microchip Technology, Inc...........         75,661
      1,200     Micromuse, Inc.* ...................          9,456
      7,500     Micron Technology, Inc.* ...........         99,750
      1,900     Microsemi Corp.* ...................         48,526
    116,290     Microsoft Corp. ....................      2,992,142
        500     Midway Games, Inc.* ................          7,595
        800     MIPS Technologies, Inc.* ...........          5,464
        500     MKS Instruments, Inc.* .............          8,615
        200     Mobility Electronics, Inc.* ........          2,132
        200     Moldflow Corp.* ....................          3,184
      1,625     Molex, Inc. ........................         43,355
        200     Monolithic System
                Technology, Inc.* ..................          1,094
      1,300     Monster Worldwide, Inc.* ...........         39,923
        200     Motive, Inc.* ......................          1,268
     29,541     Motorola, Inc. .....................        652,561
      1,700     MPS Group, Inc.* ...................         20,060
        400     MRO Software, Inc.* ................          6,736
        200     Multi-Fineline Electronix,
                Inc.* ..............................          5,854
      1,200     Nanometrics, Inc.* .................         14,040
      1,525     National Instruments Corp. .........         37,576
      4,300     National Semiconductor
                Corp. ..............................        113,090
        600     NAVTEQ Corp.* ......................         29,970
      2,600     NCR Corp.* .........................         82,966
        200     Neoforma, Inc.* ....................          1,706
        200     Neoware Systems, Inc.* .............          3,348
        741     NetBank, Inc. ......................          6,158
        500     NetFlix, Inc.* .....................         12,995
        732     NetIQ Corp.* .......................          8,960
        200     Netlogic Microsystems, Inc.*........          4,318

                    See Notes to Statements of Investments.
                                       56

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        200     Netratings, Inc.* .................. $        3,044
      4,800     Network Appliance, Inc.* ...........        113,952
      1,000     Newport Corporation* ...............         13,930
     29,088     News Corp., Class A ................        453,482
      4,534     Novell, Inc.* ......................         33,778
      1,823     Novellus Systems, Inc.* ............         45,721
      1,000     NVE Corp.* .........................         15,270
      1,800     Nvidia Corp.* ......................         61,704
        200     Omnicell, Inc.* ....................          1,946
      1,600     Omnivision Technologies,
                Inc.* ..............................         20,192
        200     On Assignment, Inc.* ...............          1,710
      1,000     ON Semiconductor Corp.* ............          5,170
        400     Online Resources Corp.* ............          4,232
      1,661     Openwave Systems, Inc.* ............         29,865
      1,400     Opsware, Inc.* .....................          7,266
     47,630     Oracle Corp.* ......................        590,136
        200     OSI Systems, Inc.* .................          3,160
        200     Overland Storage, Inc.* ............          1,630
        200     Overstock.com, Inc.* ...............          7,670
        415     Palm, Inc.* ........................         11,757
        200     PalmSource, Inc.* ..................          3,610
      3,600     Parametric Technology
                Corp.* .............................         25,092
        200     Park Electrochemical Corp. .........          5,330
        300     Paxar Corp.* .......................          5,055
      4,100     Paychex, Inc. ......................        152,028
        200     PDF Solutions, Inc.* ...............          3,320
         45     Peregrine Systems, Inc.* ...........          1,137
        200     Pericom Semiconductor
                Corp.* .............................          1,768
      1,700     Perot Systems Corp., Class
                A* .................................         24,055
      1,000     Per-Se Technologies, Inc.* .........         20,660
        200     Phoenix Technologies, Ltd.*.........          1,506
        300     Photon Dynamics, Inc.* .............          5,745
        400     Pixar* .............................         17,804
        600     Pixelworks, Inc.* ..................          3,954
        200     Planar Systems, Inc.* ..............          1,644

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
        600     Plantronics, Inc. .................. $       18,486
        400     PLATO Learning, Inc.* ..............          3,044
        200     PLX Technology, Inc.* ..............          1,668
      1,100     Polycom, Inc.* .....................         17,787
        400     Portalplayer, Inc.* ................         10,972
      1,000     Power Integrations, Inc.* ..........         21,750
        400     Priceline.com, Inc.* ...............          7,728
        100     Princeton Review, Inc.* ............            601
        200     Provide Commerce, Inc.* ............          4,854
        200     QAD, Inc. ..........................          1,658
      1,200     QLogic Corp.* ......................         41,040
     19,900     Qualcomm, Inc. .....................        890,525
        200     Quality Systems, Inc.* .............         13,818
        400     Quest Software, Inc.* ..............          6,028
      1,000     Rackable Systems, Inc.* ............         13,160
        800     Radiant Systems, Inc.* .............          8,256
        400     Radisys Corp.* .....................          7,760
      2,100     Rambus, Inc.* ......................         25,410
      1,176     RealNetworks, Inc.* ................          6,715
      2,190     Red Hat, Inc.* .....................         46,406
        300     Renaissance Learning, Inc. .........          5,340
      1,000     Reynolds & Reynolds Co.,
                Class A ............................         27,410
      2,200     RF Micro Devices, Inc.* ............         12,430
      1,200     RightNow Technologies,
                Inc.* ..............................         17,664
        200     Rofin-Sinar Technologies,
                Inc.* ..............................          7,598
      1,050     RSA Security, Inc.* ................         13,346
        200     Rudolph Technologies, Inc.*.........          2,694
      2,600     S1 Corp.* ..........................         10,166
      1,030     Sabre Holdings Corp., Class
                A ..................................         20,888
        800     Salesforce.com, Inc.* ..............         18,496
      1,900     SanDisk Corp.* .....................         91,675
      5,476     Sanmina-SCI Corp.* .................         23,492
        800     Sapient Corp.* .....................          5,000
        200     ScanSource, Inc.* ..................          9,748
      1,810     Scientific-Atlanta, Inc. ...........         67,893

                    See Notes to Statements of Investments.
                                       57

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
      4,600     Seagate Technology* ................ $       72,910
        200     Semitool, Inc.* ....................          1,590
        400     Semtech Corp.* .....................          6,588
        300     Serena Software, Inc.* .............          5,979
        200     SI International, Inc.* ............          6,194
      5,700     Siebel Systems, Inc.* ..............         58,881
        200     Sigma Designs, Inc.* ...............          2,196
      1,000     Sigmatel, Inc.* ....................         20,240
        300     Silicon Image, Inc.* ...............          2,667
        200     Silicon Storage Technology,
                Inc.* ..............................          1,076
      3,682     Skyworks Solutions, Inc.* ..........         25,848
      8,318     Solectron Corp.* ...................         32,523
        500     Spire Corp.* .......................          5,370
        200     SRA International, Inc., Class
                A* .................................          7,096
        200     SS&C Technologies, Inc. ............          7,328
      1,000     SSA Global Technologies,
                Inc.* ..............................         17,600
        200     Standard Microsystems
                Corp.* .............................          5,982
        400     Startek, Inc. ......................          5,280
        200     Stellent, Inc.* ....................          1,714
     34,000     Sun Microsystems, Inc.* ............        133,280
      1,000     Sybase, Inc.* ......................         23,420
     14,533     Symantec Corp.* ....................        329,318
      3,038     Symbol Technologies, Inc. ..........         29,408
      1,100     Symmetricom, Inc.* .................          8,514
        400     Synaptics, Inc.* ...................          7,520
        200     SYNNEX Corp.* ......................          3,368
      1,592     Synopsys, Inc.* ....................         30,089
        300     Syntel, Inc. .......................          5,847
        200     Sypris Solutions, Inc. .............          2,148
        600     Take-Two Interactive
                Software, Inc.* ....................         13,254
        800     Taser International, Inc.* .........          4,936
      1,000     Tech Data Corp.* ...................         36,710
      1,200     Technitrol, Inc. ...................         18,384
      1,400     Tektronix, Inc. ....................         35,322

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
      4,454     Tellabs, Inc.* ..................... $       46,856
      2,200     Teradyne, Inc.* ....................         36,300
      1,000     Tessera Technologies, Inc.*.........         29,910
     19,922     Texas Instruments, Inc. ............        675,356
      3,800     TIBCO Software, Inc.* ..............         31,768
        100     Tier Technologies, Inc.,
                Class B* ...........................            865
        200     TransAct Technologies, Inc.*........          1,520
      1,400     Transaction Systems
                Architects, Inc., Class A* .........         38,990
        100     Travelzoo, Inc.* ...................          2,219
        700     Trimble Navigation, Ltd.* ..........         23,583
        800     Trizetto Group* ....................         11,296
        200     TTM Technologies, Inc.* ............          1,430
      2,200     Ulticom, Inc.* .....................         24,266
        400     Ultratech, Inc.* ...................          6,236
      4,370     Unisys Corp.* ......................         29,017
        500     United Online, Inc. ................          6,925
      2,000     Utstarcom, Inc.* ...................         16,340
      1,856     Valueclick, Inc.* ..................         31,716
        300     Verint Systems, Inc.* ..............         12,282
      3,116     VeriSign, Inc.* ....................         66,589
        400     ViaSat, Inc.* ......................         10,260
      1,000     Virage Logic Corp.* ................          7,750
      2,456     Vishay Intertechnology,
                Inc.* ..............................         29,349
        600     Volterra Semiconductor
                Corp.* .............................          7,362
        200     WebEx Communications,
                Inc.* ..............................          4,902
      3,345     WebMD Corp.* .......................         37,063
        300     webMethods, Inc.* ..................          2,121
      1,200     Websense, Inc.* ....................         61,452
      2,400     Western Digital Corp.* .............         31,032
        868     Wind River Systems, Inc.* ..........         11,223
      1,000     Witness Systems, Inc.** ............         20,890
     11,500     Xerox Corp.* .......................        156,975
      4,300     Xilinx, Inc. .......................        119,755
     16,000     Yahoo!, Inc.* ......................        541,440

                    See Notes to Statements of Investments.
                                       58

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Information Technology (continued)
      1,075     Zebra Technologies Corp.,
                Class A* ........................... $       42,022
        962     Zoran Corp.* .......................         13,757
        200     Zygo Corp.* ........................          3,064

                                                     --------------
                                                         26,763,834
                                                     --------------
Materials - 3.1%
        200     Aceto Corp. ........................          1,154
      2,600     Air Products & Chemicals,
                Inc. ...............................        143,364
        770     Airgas, Inc. .......................         22,815
        700     AK Steel Holding Corp.* ............          5,999
        300     Albemarle Corp. ....................         11,310
     10,448     Alcoa, Inc. ........................        255,140
        850     Allegheny Technologies,
                Inc. ...............................         26,333
        300     AMCOL International Corp............          5,721
        300     Aptargroup, Inc. ...................         14,943
        250     Arch Chemicals, Inc. ...............          5,813
        900     Arch Coal, Inc. ....................         60,750
      1,000     Ashland, Inc. ......................         55,240
      1,400     Ball Corp. .........................         51,436
      1,200     Bemis Co., Inc. ....................         29,640
        600     Bowater, Inc. ......................         16,962
      1,400     Brush Engineered Materials,
                Inc.* ..............................         22,232
        400     Buckeye Technologies, Inc.*.........          3,248
        700     Cabot Corp. ........................         23,107
        400     Cambrex Corp. ......................          7,584
        500     Caraustar Industries, Inc.* ........          5,490
      1,200     Castle (AM) & Co.* .................         21,000
        400     Celanese Corp., Class A* ...........          6,900
      1,300     Century Aluminum Co.* ..............         29,224
      1,000     CF Industries Holdings,
                Inc.* ..............................         14,810
        200     Chaparral Steel Co.* ...............          5,044
      2,395     Chemtura Corp. .....................         29,746
        200     Cleveland-Cliffs, Inc. .............         17,422
        600     Commercial Metals Co. ..............         20,244

     Shares                                              Value
---------------                                     ---------------
Materials (continued)
        200     Compass Minerals
                International, Inc. ...............  $        4,600
      1,100     CONSOL Energy, Inc. ...............          83,897
      1,600     Covanta Holding Corp.* ............          21,488
      1,900     Crown Holdings, Inc.* .............          30,286
     11,611     Dow Chemical Co. (The) ............         483,830
     12,000     du Pont (E.I.) de Nemours &
                Co. ...............................         470,040
        200     Dynamic Materials Corp.* ..........           8,780
      1,000     Eastman Chemical Co. ..............          46,970
      2,300     Ecolab, Inc. ......................          73,439
      1,500     Engelhard Corp. ...................          41,865
        500     Ferro Corp. .......................           9,160
      1,000     Fiberstars, Inc.* .................          10,390
      1,000     Florida Rock Industries, Inc.......          64,090
      2,200     Freeport-McMoRan Copper
                & Gold, Inc., Class B .............         106,898
      2,917     Georgia-Pacific Corp. .............          99,353
        200     Gibraltar Industries, Inc. ........           4,574
      1,600     Glamis Gold, Ltd.* ................          35,360
      1,000     Glatfelter ........................          14,090
        900     Grace (W.R.) & Co.* ...............           8,055
        300     Graphic Packaging Corp.* ..........             840
        200     H.B. Fuller Co. ...................           6,216
        800     Headwaters, Inc.* .................          29,920
      2,100     Hercules, Inc.* ...................          25,662
        600     Huntsman Corp.* ...................          11,730
        900     International Flavors &
                Fragrances, Inc. ..................          32,076
      5,892     International Paper Co. ...........         175,582
        200     James River Coal Co.* .............          10,094
        472     Kronos Worldwide, Inc. ............          14,981
        600     Longview Fibre Co. ................          11,694
      1,200     Louisiana-Pacific Corp. ...........          33,228
        800     Lubrizol Corp. ....................          34,664
      1,855     Lyondell Chemical Co. .............          53,090
        500     Martin Marietta Materials,
                Inc. ..............................          39,230
        900     Massey Energy Co. .................          45,963

                    See Notes to Statements of Investments.
                                       59

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Materials (continued)
      2,376     MeadWestvaco Corp. ................. $       65,625
        300     NewMarket Corp.* ...................          5,202
      4,900     Newmont Mining Corp. ...............        231,133
        400     NL Industries ......................          7,516
        200     Northwest Pipe Co.* ................          5,178
      1,760     Nucor Corp. ........................        103,822
      1,770     Olin Corp. .........................         33,612
        400     Olympic Steel, Inc.* ...............          6,988
        200     Omnova Solutions, Inc.* ............            874
      1,000     Packaging Corporation of
                America ............................         19,410
      1,700     Pactiv Corp.* ......................         29,784
      1,600     Peabody Energy Corp. ...............        134,960
        300     Penford Corp. ......................          4,011
      1,220     Phelps Dodge Corp. .................        158,515
        800     Polymer Group, Inc., Escrow
                Shares*(a) .........................              0
      1,300     PolyOne Corp.* .....................          7,878
      2,100     PPG Industries, Inc. ...............        124,299
      4,000     Praxair, Inc. ......................        191,720
      1,000     RBC Bearings, Inc.* ................         15,950
        200     Roanoke Electric Steel Corp.........          4,006
        300     Rock-Tenn Co., Class A .............          4,530
      1,658     Rohm & Haas Co. ....................         68,194
        400     Royal Gold, Inc. ...................         10,748
      1,300     RPM International, Inc. ............         23,920
        400     Schnitzer Steel Industries,
                Inc., Class A ......................         13,028
        500     Schulman (A.), Inc. ................          8,975
        200     Scotts Miracle-Gro Co., Class
                A (The)* ...........................         17,586
      1,000     Sealed Air Corp.* ..................         47,460
        400     Sensient Technologies Corp..........          7,580
      1,400     Sherwin-Williams Co. (The)..........         61,698
        700     Sigma-Aldrich Corp. ................         44,842
      3,000     Smurfit-Stone Container
                Corp.* .............................         31,080
      1,100     Sonoco Products Co. ................         30,041
        200     Southern Peru Copper Corp...........         11,192

     Shares                                              Value
---------------                                     ---------------
Materials (continued)
        400     Spartech Corp. ..................... $        7,816
      1,600     Steel Dynamics, Inc. ...............         54,336
        800     Stillwater Mining Co.* .............          7,320
        300     Sun Hydraulics, Inc. ...............          7,290
        300     Symyx Technologies, Inc.* ..........          7,836
      1,400     Temple-Inland, Inc. ................         57,190
        500     Terra Industries, Inc.* ............          3,325
        200     Texas Industries, Inc. .............         10,880
        400     Titanium Metals Corp.* .............         15,824
        400     Trex Co., Inc.* ....................          9,600
        800     UAP Holding Corp. ..................         14,480
      1,300     United States Steel Corp. ..........         55,055
        300     US Concrete, Inc.* .................          2,313
      2,000     USEC, Inc. .........................         22,320
        300     USG Corp.* .........................         20,616
        700     Valhi, Inc. ........................         12,586
      1,000     Valspar Corp. ......................         22,360
        900     Vulcan Materials Co. ...............         66,789
        400     Wausau Paper Corp. .................          5,004
        400     Westlake Chemical Corp. ............         10,832
        600     Westmoreland Coal Co.* .............         16,596
      3,000     Weyerhaeuser Co. ...................        206,250
        600     Wheeling-Pittsburgh Corp.*..........         10,038
        300     Worthington Industries, Inc.........          6,309
        200     Zoltek Cos., Inc.* .................          2,630

                                                     --------------
                                                          5,241,758
                                                     --------------
Telecommunication Services - 3.2%
      1,000     Access Integrated
                Technologies, Inc., Class A*........         10,030
      1,500     Alamosa Holdings, Inc.* ............         25,665
      2,000     Alaska Communications
                Systems Group, Inc. ................         22,880
      3,801     Alltel Corp. .......................        247,483
      4,500     American Tower Corp., Class
                A* .................................        112,275
        200     Anaren, Inc.* ......................          2,820
      1,100     Arris Group, Inc.* .................         13,046
      9,581     AT&T Corp. .........................        189,704

                    See Notes to Statements of Investments.
                                       60

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Telecommunication Services
(continued)
     22,100     BellSouth Corp. .................... $      581,230
        200     Boston Communications
                Group* .............................            226
      1,000     Carrier Access Corp.* ..............          5,520
        600     Centennial Communications
                Corp.* .............................          8,988
      1,600     CenturyTel, Inc. ...................         55,968
      3,900     Citizens Communications
                Co. ................................         52,845
        500     Cogent Communications
                Group, Inc.* .......................          2,440
      2,500     Crown Castle International
                Corp.* .............................         61,575
      1,300     Ditech Communications
                Corp.* .............................          8,762
      1,800     Dobson Communications
                Corp., Class A* ....................         13,824
        200     EFJ, Inc.* .........................          2,058
      2,000     Emcore Corp.* ......................         12,240
         44     Enterasys Networks, Inc.* ..........             59
      1,000     Eschelon Telecom, Inc.* ............         12,470
      2,940     Expedia, Inc.* .....................         58,242
      2,000     Extreme Networks* ..................          8,900
        400     Fairpoint Communications,
                Inc.* ..............................          5,852
      1,100     Foundry Networks, Inc.* ............         13,970
        900     General Communication,
                Inc. Class A* ......................          8,910
      1,000     GMX Resources, Inc.* ...............         26,270
        800     Goamerica, Inc.* ...................          3,512
      2,940     IAC/InterActive Corp.* .............         74,530
        500     IDT Corp., Class B* ................          6,095
        400     Iowa Telecommunications
                Services, Inc. .....................          6,728
        500     Ixia* ..............................          7,355
        400     Jamdat Mobile, Inc.* ...............          8,400
      6,640     Juniper Networks, Inc.* ............        157,966
      1,000     Knot Inc (The)* ....................         11,090
        200     KVH Industries, Inc.* ..............          1,950

     Shares                                              Value
---------------                                     ---------------
Telecommunication Services
(continued)
      7,700     Level 3 Communications,
                Inc.* .............................. $       17,864
      2,051     Liberty Global, Inc., Class
                A* .................................         55,541
      2,051     Liberty Global, Inc., Series
                C* .................................         52,813
        200     Mastec, Inc.* ......................          2,180
      3,500     MCI, Inc. ..........................         88,795
        400     Nextel Partners, Inc., Class
                A* .................................         10,040
        600     NII Holdings, Inc.* ................         50,670
        200     NMS Communications
                Corp.* .............................            740
        200     North Pittsburgh Systems,
                Inc. ...............................          4,082
        800     Novatel Wireless, Inc.* ............         11,576
        800     NTL, Inc.* .........................         53,440
      1,000     PanAmSat Holdings Corp. ............         24,200
      2,231     Powerwave Technologies,
                Inc.* ..............................         28,976
      1,400     Premiere Global Services,
                Inc.* ..............................         11,452
      1,000     Price Communications
                Corp* ..............................         16,450
     12,170     Qwest Communications
                International, Inc.* ...............         49,897
        200     Radyne Corp.* ......................          2,122
         89     Remec, Inc.* .......................            111
        200     Saul Centers, Inc. .................          7,198
        500     SBA Communications Corp.,
                Class A* ...........................          7,725
     39,191     SBC Communications, Inc. ...........        939,408
     14,400     Sirius Satellite Radio, Inc.* ......         94,320
        400     Sonus Networks, Inc.* ..............          2,320
        200     Spectralink Corp. ..................          2,550
     31,954     Sprint Nextel Corp. ................        759,873
        200     SureWest Communications ............          5,736
        200     Syniverse Holdings, Inc.* ..........          3,080
      1,000     Talk America Holdings,
                Inc.* ..............................          9,430

                    See Notes to Statements of Investments.
                                       61

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Telecommunication Services
(continued)
      1,570     Telephone & Data Systems,
                Inc.* .............................. $       61,230
      1,000     Time Warner Telecom, Inc.,
                Class A* ...........................          7,800
      1,600     Tivo, Inc.* ........................          8,784
      2,300     Ubiquitel, Inc.* ...................         20,102
        600     Valassis Communications,
                Inc.* ..............................         23,388
      1,400     Valor Communications
                Group, Inc. ........................         19,082
     32,586     Verizon Communications,
                Inc. ...............................      1,065,236
        900     Wireless Facilities, Inc.* .........          5,220
      1,000     Wireless Xcessories Group*..........          9,600

                                                     --------------
                                                          5,374,909
                                                     --------------
Utilities - 3.7%
      7,885     AES Corp.* .........................        129,551
      1,800     AGL Resources, Inc. ................         66,798
      1,600     Allegheny Energy, Inc.* ............         49,152
      1,200     Alliant Energy Corp. ...............         34,956
      2,400     Ameren Corp. .......................        128,376
      4,880     American Electric Power Co.,
                Inc. ...............................        193,736
        500     American States Water Co. ..........         16,730
      1,366     Aqua America, Inc. .................         51,935
        900     Atmos Energy Corp. .................         25,425
        400     Avista Corp. .......................          7,760
      1,000     California Water Service
                Group ..............................         41,200
      2,200     Calpine Corp.* .....................          5,698
      3,000     Centerpoint Energy, Inc. ...........         44,610
      2,200     Cinergy Corp. ......................         97,702
        600     Cleco Corp. ........................         14,148
      2,300     CMS Energy Corp.* ..................         37,835
      2,900     Consolidated Edison, Inc. ..........        140,795
      2,100     Constellation Energy Group,
                Inc. ...............................        129,360
      4,045     Dominion Resources, Inc. ...........        348,436

     Shares                                              Value
---------------                                     ---------------
Utilities (continued)
      1,500     DPL, Inc. .......................... $       41,700
      2,200     DTE Energy Co. .....................        100,892
     10,200     Duke Energy Corp. ..................        297,534
        500     Duquesne Light Holdings,
                Inc. ...............................          8,605
      1,732     Dynegy, Inc., Class A* .............          8,158
      3,650     Edison International ...............        172,572
      1,000     El Paso Electric Co.* ..............         20,850
        640     Energen Corp. ......................         27,686
      1,400     Energy East Corp. ..................         35,266
      2,700     Entergy Corp. ......................        200,664
      1,600     Equitable Resources, Inc. ..........         62,496
      8,024     Exelon Corp. .......................        428,803
      4,000     FirstEnergy Corp. ..................        208,480
      4,060     FPL Group, Inc. ....................        193,256
        900     Great Plains Energy, Inc. ..........         26,919
      1,000     Gulf Island Fabrication, Inc........         28,750
      1,000     Hawaiian Electric Industries,
                Inc. ...............................         27,880
      2,000     KeySpan Corp. ......................         73,560
        500     Laclede Group, Inc. (The) ..........         16,245
      1,350     MDU Resources Group, Inc............         48,127
      1,100     National Fuel Gas Co. ..............         37,620
        300     New Jersey Resources Corp...........         13,794
      1,000     Nicor, Inc. ........................         42,030
      3,290     NiSource, Inc. .....................         79,782
      1,200     Northeast Utilities ................         23,940
      1,000     NRG Energy, Inc.* ..................         42,600
      1,390     NSTAR ..............................         40,199
      1,100     OGE Energy Corp. ...................         30,910
      1,300     Oneok, Inc. ........................         44,226
      1,400     Peoples Energy Corp. ...............         55,132
      2,200     Pepco Holdings, Inc. ...............         51,194
      4,800     PG&E Corp. .........................        188,400
        800     Piedmont Natural Gas Co. ...........         20,136
      1,200     Pinnacle West Capital Corp..........         52,896
        800     PNM Resources, Inc. ................         22,936
      4,600     PPL Corp. ..........................        148,718

                    See Notes to Statements of Investments.
                                       62

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                              September 30, 2005
                                                                     (Unaudited)

     Shares                                              Value
---------------                                     ---------------
Utilities (continued)
 2,941          Progress Energy, Inc. .............. $      131,610
 2,800          Public Service Enterprise
                Group, Inc. ........................        180,208
 2,100          Puget Energy, Inc. .................         49,308
 1,100          Questar Corp. ......................         96,932
 3,529          Reliant Energy, Inc.* .............          54,488
 1,179          SCANA Corp. ........................         49,801
 2,500          Sempra Energy ......................        117,650
 1,400          Sierra Pacific Resources* .........          20,790
 8,900          Southern Co. (The) .................        318,264
 1,372          Southern Union Co.* ...............          35,356
   600          Southwest Water Co. ................          8,700
 2,400          TECO Energy, Inc. ..................         43,248
 2,570          TXU Corp. ..........................        290,102
 1,400          UGI Corp. ..........................         39,410
   833          Vectren Corp. ......................         23,616
 1,000          Westar Energy, Inc. ................         24,130
   500          WGL Holdings, Inc. .................         16,065
 1,400          Wisconsin Energy Corp. .............         55,888
   600          WPS Resources Corp. ................         34,680
 4,425          Xcel Energy, Inc. ..................         86,774

                                                     --------------
                                                          6,164,179
                                                     --------------
Total Common Stock
(Cost $129,946,295)                                     167,328,116
                                                     --------------

     Shares                                              Value
---------------                                     ---------------
WARRANTS - 0.0%#
   211          Expedia, Inc. expire
                02/04/09* .......................... $          627
   211          IAC/InterActiveCorp. expire
                02/04/09* ..........................            633
    12          Polymer Group, Inc. expire
                03/04/10*(a) .......................              0
    13          Polymer Group, Inc. expire
                03/04/10*(a) .......................              0

                                                     --------------
Total Warrants
(Cost $1,076)                                                 1,259
                                                     --------------

Total Investments - 99.8%
(Cost $129,947,371)                                  $  167,329,375

Other Assets & Liabilities, Net - 0.2%                      410,556
                                                     --------------

NET ASSETS - 100.0%                                  $  167,739,931
                                                     ==============


     # Amount represents less than 0.1%.
     * Non-income producing security.
     (a) Amount represents less than $1.00.
    ADR - American Depository Receipt.

                    See Notes to Statements of Investments.
                                       63

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO STATEMENTS OF INVESTMENTS
September 30, 2005 (Unaudited)

        1.     Significant Accounting Polices

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts:
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received y the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

        2.     Tax Information

No provision for Federal income taxes is required since the Portfolios intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the Dow Jones Wilshire 5000 Portfolio elected to defer $2,337,494 of capital losses occurring between November 1, 2004 and December 31, 2004.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                  Expiring December 31,
---------------------------------------------------------------------------------------------------
Portfolio                     2008           2009            2010           2011           2012
--------------------        ---------    ------------    ------------    -----------    -----------
Large Company                       -    $ 22,356,080    $ 38,469,520              -              -
Growth Portfolio
Dow Jones Wilshire          $ 343,818       1,775,025       8,232,611    $ 3,810,802    $ 5,509,772
5000 Index Portfolio

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

        (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Wilshire Mutual Funds, Inc.

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ------------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)

Date 11/14/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ------------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)

Date 11/14/05

By (Signature and Title)* /s/ Scott Boroczi
                          ------------------------------------
                          Scott Boroczi, Treasurer
                          (principal financial officer)

Date 11/14/05

* Print the name and title of each signing officer under his or her signature.